As Filed with the U.S. Securities and Exchange Commission on May 1, 2006


                                                              File No. 333-84797
                                                              File No. 811-09525
--------------------------------------------------------------------------------

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

                   REGISTRATION STATEMENT UNDER THE SECURITIES

                                 ACT OF 1933 (X)

                       PRE-EFFECTIVE AMENDMENT NO.___ ( )


                       POST-EFFECTIVE AMENDMENT NO. 12 (X)


                                       and

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940 (X)


                              AMENDMENT NO. 13 (X)


                               RYDEX DYNAMIC FUNDS
               (Exact Name of Registrant as Specified in Charter)
                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (301) 296-5100

                               Carl G. Verboncoeur
                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
               (Name and Address of Agent for Service of Process)

                                   Copies to:
                                 W. John McGuire
                           Morgan, Lewis & Bockius LLP
                           1111 Pennsylvania Ave, N.W.
                             Washington, D.C. 20004

It is proposed that this filing will become effective (check appropriate box):


|X|   immediately upon filing pursuant to paragraph (b) of rule 485

|_|   on (date) pursuant to paragraph (b)(1)(v) of rule 485
|_|   60 days after filing pursuant to paragraph (a)(1) of rule 485
|_|   on (date) pursuant to paragraph (a)(1) of rule 485

|_|   75 days after filing pursuant to paragraph (a)(2) of rule 485

|_|   on (date) pursuant to paragraph (a)(2) of rule 485

                                                             RYDEX DYNAMIC FUNDS
                                           H-CLASS SHARES PROSPECTUS MAY 1, 2006

                                                            DYNAMIC S&P 500 FUND
                                                      (FORMERLY, TITAN 500 FUND)
                                                    INVERSE DYNAMIC S&P 500 FUND
                                                    (FORMERLY, TEMPEST 500 FUND)
                                                                DYNAMIC OTC FUND
                                                   (FORMERLY, VELOCITY 100 FUND)
                                                        INVERSE DYNAMIC OTC FUND
                                                    (FORMERLY, VENTURE 100 FUND)
                                                                DYNAMIC DOW FUND
                                            (FORMERLY, LONG DYNAMIC DOW 30 FUND)
                                                        INVERSE DYNAMIC DOW FUND
                                         (FORMERLY, INVERSE DYNAMIC DOW 30 FUND)


                                                         [LOGO] RydexInvestments
                                                Essential for modern markets TM


THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS


         RYDEX DYNAMIC FUNDS OVERVIEW                 X
                 Dynamic S&P 500 Fund                 X
                 Inverse Dynamic S&P 500 Fund         X
                 Dynamic OTC Fund                     X
                 Inverse Dynamic OTC Fund             X
                 Dynamic Dow Fund                     X
                 Inverse Dynamic Dow Fund             X


         INVESTMENTS AND RISKS                       XX
         SHAREHOLDER INFORMATION                     XX
         TRANSACTION INFORMATION                     XX
         BUYING FUND SHARES                          XX
         SELLING FUND SHARES                         XX
         EXCHANGING FUND SHARES                      XX
         RYDEX ACCOUNT POLICIES                      XX
         DISTRIBUTION AND SHAREHOLDER SERVICES       XX
         DIVIDENDS AND DISTRIBUTIONS                 XX
         TAX INFORMATION                             XX
         MANAGEMENT OF THE FUNDS                     XX
         FINANCIAL HIGHLIGHTS                        XX
         BENCHMARK INFORMATION                       XX

Please see the Rydex Funds' Privacy Policy inside the back cover of this Prospectus.

                               RYDEX DYNAMIC FUNDS

                                 H-CLASS SHARES
            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850
             800.820.0888 o 301.296.5100 o WWW.RYDEXINVESTMENTS.COM


Rydex Dynamic Funds (the "Trust") is a mutual fund complex offering professionally managed investment portfolios. This Prospectus describes the Dynamic S&P 500 Fund, Inverse Dynamic S&P 500 Fund, Dynamic OTC Fund, Inverse Dynamic OTC Fund, Dynamic Dow Fund, and Inverse Dynamic Dow Fund (the "Funds" or the "Dynamic Funds").


H-Class Shares of the Funds are sold principally to clients of professional money managers ("financial intermediaries") and to investors who take part in certain strategic and tactical asset allocation investment programs. Investors may exchange shares of the Funds through the Rydex web site - www.rydexinvestments.com - and over the phone.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

o MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

o ARE NOT FEDERALLY INSURED

o ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

o ARE NOT BANK DEPOSITS

o ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

DYNAMIC S&P 500 FUND (RYTNX)
--------------------------------------------------------------------------------


FUND OBJECTIVE


The Dynamic S&P 500 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500(R) Index (the "underlying index").


If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY


The Fund pursues its investment objective through what is sometimes referred to as a "master-feeder arrangement." The Fund invests all of its assets in the Dynamic S&P 500 Master Fund, a separate series of the Trust with an identical investment objective.

The Dynamic S&P 500 Master Fund employs as its portfolio investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, futures and options contracts enable the Dynamic S&P 500 Master Fund to pursue its objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Dynamic S&P 500 Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Dynamic S&P 500 Master Fund also may purchase equity securities that are generally within the capitalization range of the S&P 500(R) Index at the time of purchase, although the Dynamic S&P 500 Master Fund may purchase equity securities of any capitalization range.

Under normal circumstances, the Dynamic S&P 500 Master Fund will invest substantially all (at least 80%) of its assets in financial instruments with economic characteristics that should perform similarly to those of the underlying index. This is a non-fundamental policy that can be changed by the Dynamic S&P 500 Master Fund upon 60 days' prior notice to shareholders.


PRINCIPAL RISKS


In addition to those risks common to investing in any Fund, the Dynamic S&P 500 Master Fund is subject to a number of other risks that may affect the value of its shares, including:

MARKET RISK - Due to market conditions, the value of the Fund's investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.


ACTIVE TRADING RISK - A significant portion of the Fund's assets come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.


DERIVATIVES RISK - The Fund's use of equity derivatives such as futures, options, and swap agreements to pursue its investment objective may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET SEGMENT RISK - The Fund is subject to the risk that large capitalization stocks may underperform other segments of the equity market or equity markets as a whole.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.


SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.


TRACKING ERROR RISK - The Fund's investment adviser may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because the Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.


TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges will result in the Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

INVESTOR PROFILE

Investors who expect the S&P 500(R) Index to go up and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500(R) Index goes down.

PERFORMANCE


The bar chart and table show the performance of the H-Class Shares of the Dynamic S&P 500 Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

DYNAMIC S&P 500 FUND

2001      -33.93%      HIGHEST QUARTER RETURN        31.25%
                       (quarter ended 06/30/03)
2002      -46.60%
                       LOWEST QUARTER RETURN        -35.04%
2003       53.12%      (quarter ended 09/30/02)

2004       17.58%

2005        3.34%

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2005) 1

                                                                                                   SINCE INCEPTION
H-CLASS SHARES                                                       PAST 1 YEAR   PAST 5 YEARS         (05/19/00)
-------------------------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                  3.34%         -8.07%               -10.81%
RETURN AFTER TAXES ON DISTRIBUTIONS 2                                2.95%         -8.14%               -10.88%
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES 2        2.17%         -6.71%                -8.81%
S&P 500(R) INDEX 3                                                   4.91%          0.54%                -0.53%


1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.


2 AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURN AFTER TAXES ON DISTRIBUTIONS ASSUMES A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUMES ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

3 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.


FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Dynamic S&P 500 Fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES 1                                               NONE
ANNUAL FUND OPERATING EXPENSES 2
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES                                                  0.90%
DISTRIBUTION (12B-1) FEES                                        0.25%
OTHER EXPENSES 3                                                 0.52%
TOTAL ANNUAL FUND OPERATING EXPENSES                             1.67%


1 THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

2 THIS TABLE AND EXAMPLE INCLUDE BOTH THE FEES PAID BY THE FUND AND ITS SHARE OF THE FEES OF THE DYNAMIC S&P 500 MASTER FUND.

3 OTHER EXPENSES HAVE BEEN RESTATED TO REFLECT A LOWER LEVEL OF TAX EXPENSE FOR THE CURRENT FISCAL YEAR. LAST YEAR THE FUND WAS SUBJECT TO A GREATER LEVEL OF TAX EXPENSE DUE TO AN ERROR. THE ADVISOR REIMBURSED THE FUND THE ENTIRE AMOUNT OF THAT ADDITIONAL TAX EXPENSE. HAD THE EXPENSES NOT BEEN RESTATED IN THE TABLE ABOVE, OTHER EXPENSES WOULD HAVE BEEN 0.60% AND TOTAL ANNUAL OPERATING EXPENSES WOULD HAVE BEEN 1.75%.

EXAMPLE


This Example is intended to help you compare the cost of investing in H-Class Shares of the Dynamic S&P 500 Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Dynamic S&P 500 Fund              1 YEAR       3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------------------------
H-Class                            $175         $543         $936        $2,033

INVERSE DYNAMIC S&P 500 FUND (RYTPX)
--------------------------------------------------------------------------------


FUND OBJECTIVE


The Inverse Dynamic S&P 500 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the S&P 500(R) Index (the "underlying index").


If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index increases, the value of the Fund's shares should decrease on a daily basis by 200% of the value of any increase in the underlying index (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY


The Fund pursues its investment objective through what is sometimes referred to as a "master-feeder arrangement." The Fund invests all of its assets in the Inverse Dynamic S&P 500 Master Fund, a separate series of the Trust with an identical investment objective.

The Inverse Dynamic S&P 500 Master Fund employs as its portfolio investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, futures and options contracts enable the Inverse Dynamic S&P 500 Master Fund to pursue its objective without selling short each of the securities included in the benchmark. On a day-to-day basis, the Inverse Dynamic S&P 500 Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Under normal circumstances, the Inverse Dynamic S&P 500 Master Fund will invest substantially all (at least 80%) of its assets in financial instruments with economic characteristics that should perform opposite to those of the underlying index. This is a non-fundamental policy that can be changed by the Inverse Dynamic S&P 500 Master Fund upon 60 days' prior notice to shareholders.


PRINCIPAL RISKS


In addition to those risks common to investing in any Fund, the Inverse Dynamic S&P 500 Master Fund is subject to a number of other risks that may affect the value of its shares, including:

MARKET RISK - Due to market conditions, the value of the Fund's investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.


ACTIVE TRADING RISK - A significant portion of the Fund's assets come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.


DERIVATIVES RISK - The Fund's use of equity derivatives such as futures, options, and swap agreements to pursue its investment objective may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET SEGMENT RISK - The Fund is subject to the risk that large capitalization stocks may outperform other segments of the equity market or equity markets as a whole.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SHORT SALES RISK - Short sales are transactions in which a fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.


SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.


TRACKING ERROR RISK - The Fund's investment adviser may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because the Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.


TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.


EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges will result in the Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.


INVESTOR PROFILE

Investors who expect the S&P 500(R) Index to go down and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500(R) Index goes up.

PERFORMANCE


The bar chart and table show the performance of the H-Class Shares of the Inverse Dynamic S&P 500 Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

INVERSE DYNAMIC S&P 500 FUND

2001        20.81%     HIGHEST QUARTER RETURN          34.51%
                       (quarter ended 09/30/01)

2002        37.48%     LOWEST QUARTER RETURN          -26.32%
                       (quarter ended 06/30/03)
2003       -43.54%

2004       -20.00%

2005        -4.53%

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2005) 1

                                                                                                  SINCE INCEPTION
H-CLASS SHARES                                                       PAST 1 YEAR   PAST 5 YEARS        (05/19/00)
------------------------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                  -4.53%        -6.46%               -3.56%
RETURN AFTER TAXES ON DISTRIBUTIONS 2                                -5.12%        -6.63%               -3.76%
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES 2        -2.96%        -5.45%               -3.08%
S&P 500(R) INDEX 3                                                    4.91%         0.54%               -0.53%


1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.


2 AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURN AFTER TAXES ON DISTRIBUTIONS ASSUMES A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUMES ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

3 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS WHICH ARE CHOSEN BY S&P. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.


FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Inverse Dynamic S&P 500 Fund.

-------------------------------------------------------------------------
SHAREHOLDER FEES 1                                       NONE
ANNUAL FUND OPERATING EXPENSES 2
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES                                          0.90%
DISTRIBUTION (12B-1) FEES                                0.25%
OTHER EXPENSES 3                                         0.51%
TOTAL ANNUAL FUND OPERATING EXPENSES                     1.66%


1 THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.


2 THIS TABLE AND EXAMPLE INCLUDE BOTH THE FEES PAID BY THE FUND AND ITS SHARE OF THE FEES OF THE INVERSE DYNAMIC S&P 500 MASTER FUND.

3 OTHER EXPENSES HAVE BEEN RESTATED TO REFLECT A LOWER LEVEL OF TAX EXPENSE FOR THE CURRENT FISCAL YEAR. LAST YEAR THE FUND WAS SUBJECT TO A GREATER LEVEL OF TAX EXPENSE DUE TO AN ERROR. THE ADVISOR REIMBURSED THE FUND THE ENTIRE AMOUNT OF THAT ADDITIONAL TAX EXPENSE. HAD THE EXPENSES NOT BEEN RESTATED IN THE TABLE ABOVE, OTHER EXPENSES WOULD HAVE BEEN 0.61% AND TOTAL ANNUAL OPERATING EXPENSES WOULD HAVE BEEN 1.76%.

EXAMPLE


This Example is intended to help you compare the cost of investing in H-Class Shares of the Inverse Dynamic S&P 500 Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Inverse Dynamic S&P 500 Fund                       1 YEAR       3 YEARS      5 YEARS     10 YEARS
----------------------------------------------------------------------------------------------------
H-Class                                             $174         $540         $930        $2,022

DYNAMIC OTC FUND (RYVYX)
--------------------------------------------------------------------------------


FUND OBJECTIVE


The Dynamic OTC Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Nasdaq 100 Index(R) (the "underlying index").


If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY


The Fund pursues its investment objective through what is sometimes referred to as a "master-feeder arrangement." The Fund invests all of its assets in the Dynamic OTC Master Fund, a separate series of the Trust with an identical investment objective.

The Dynamic OTC Master Fund employs as its portfolio investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, and futures and options contracts enable the Dynamic OTC Master Fund to pursue its objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Dynamic OTC Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Dynamic OTC Master Fund also may purchase equity securities. The Dynamic OTC Master Fund also may purchase equity securities that are generally within the capitalization range of the Nasdaq 100 Index(R) at the time of purchase, although the Dynamic OTC Master Fund may purchase equity securities of any capitalization range.


PRINCIPAL RISKS


In addition to those risks common to investing in any Fund, the Dynamic OTC Master Fund is subject to a number of other risks that may affect the value of its shares, including:

MARKET RISK - Due to market conditions, the value of the Fund's investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.


ACTIVE TRADING RISK - A significant portion of the Fund's assets come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.


DERIVATIVES RISK - The Fund's use of equity derivatives such as futures, options, and swap agreements to pursue its investment objective may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET SEGMENT RISK - The Fund is subject to the risk that the over-the-counter market may underperform other segments of the equity market or equity markets as a whole.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

MEDIUM ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of medium capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large capitalization companies.


SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.


TRACKING ERROR RISK - The Fund's investment adviser may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because the Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.


TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.


EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges will result in the Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.


INVESTOR PROFILE

Investors who expect the Nasdaq 100 Index(R) to go up and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Nasdaq 100 Index(R) goes down.

PERFORMANCE


The bar chart and table show the performance of the H-Class Shares of the Dynamic OTC Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

DYNAMIC OTC FUND

2001       -69.38%     HIGHEST QUARTER RETURN          72.09%
                       (quarter ended 12/31/01)

2002       -68.47%     LOWEST QUARTER RETURN          -62.24%
                       (quarter ended 09/30/01)
2003      100.09%

2004       14.69%

2005       -3.05%

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2005) 1

                                                                                                  SINCE INCEPTION
H-CLASS SHARES                                                       PAST 1 YEAR   PAST 5 YEARS        (05/24/00)
------------------------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                  -3.05%        -26.48%              -34.92%
RETURN AFTER TAXES ON DISTRIBUTIONS 2                                -3.23%        -26.61%              -35.03%
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES 2        -1.97%        -19.82%              -23.30%
NASDAQ 100 INDEX(R) 3                                                 1.90%         -6.61%              -10.92%


1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.


2 AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURN AFTER TAXES ON DISTRIBUTIONS ASSUMES A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUMES ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

3 THE NASDAQ 100 INDEX(R) IS AN UNMANAGED MODIFIED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET ("NASDAQ"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.


FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Dynamic OTC Fund.

---------------------------------------------------------------------------
SHAREHOLDER FEES 1                                         NONE
ANNUAL FUND OPERATING EXPENSES 2
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES                                            0.90%
DISTRIBUTION (12B-1) FEES                                  0.25%
OTHER EXPENSES 3                                           0.50%
TOTAL ANNUAL FUND OPERATING EXPENSES                       1.65%


1 THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.


2 THIS TABLE AND EXAMPLE INCLUDE BOTH THE FEES PAID BY THE FUND AND ITS SHARE OF THE FEES OF THE DYNAMIC OTC MASTER FUND.

3 OTHER EXPENSES HAVE BEEN RESTATED TO REFLECT A LOWER LEVEL OF TAX EXPENSE FOR THE CURRENT FISCAL YEAR. LAST YEAR THE FUND WAS SUBJECT TO A GREATER LEVEL OF TAX EXPENSE DUE TO AN ERROR. THE ADVISOR REIMBURSED THE FUND THE ENTIRE AMOUNT OF THAT ADDITIONAL TAX EXPENSE. HAD THE EXPENSES NOT BEEN RESTATED IN THE TABLE ABOVE, OTHER EXPENSES WOULD HAVE BEEN 0.53% AND TOTAL ANNUAL OPERATING EXPENSES WOULD HAVE BEEN 1.68%.

EXAMPLE


This Example is intended to help you compare the cost of investing in H-Class Shares of the Dynamic OTC Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Dynamic OTC Fund                  1 YEAR       3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------------------------
H-Class                             $173         $537         $925        $2,011

INVERSE DYNAMIC OTC FUND (RYVNX)
--------------------------------------------------------------------------------


FUND OBJECTIVE


The Inverse Dynamic OTC Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the Nasdaq 100 Index(R) (the "underlying index").


If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index increases, the value of the Fund's shares should decrease on a daily basis by 200% of the value of any increase in the underlying index (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY


The Fund pursues its investment objective through what is sometimes referred to as a "master-feeder arrangement." The Fund invests all of its assets in the Inverse Dynamic OTC Master Fund, a separate series of the Trust with an identical investment objective.

The Inverse Dynamic OTC Master Fund employs as its portfolio investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, futures and options contracts enable the Inverse Dynamic OTC Master Fund to pursue its objective without selling short each of the securities included in the benchmark. On a day-to-day basis, the Inverse Dynamic OTC Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.


PRINCIPAL RISKS


In addition to those risks common to investing in any Fund, the Inverse Dynamic OTC Master Fund is subject to a number of other risks that may affect the value of its shares, including:

MARKET RISK - Due to market conditions, the value of the Fund's investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.


ACTIVE TRADING RISK - A significant portion of the Fund's assets come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.


DERIVATIVES RISK - The Fund's use of equity derivatives such as futures, options, and swap agreements to pursue its investment objective may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET SEGMENT RISK - The Fund is subject to the risk that the over-the-counter market may outperform other segments of the equity market or equity markets as a whole.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SHORT SALES RISK - Short sales are transactions in which a fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.


SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.


TRACKING ERROR RISK - The Fund's investment adviser may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because the Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.


TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.


EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges will result in the Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.


INVESTOR PROFILE

Investors who expect the Nasdaq 100 Index(R) to go down and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Nasdaq 100 Index(R) goes up.

PERFORMANCE


The bar chart and table show the performance of the H-Class Shares of the Inverse Dynamic OTC Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

INVERSE DYNAMIC OTC FUND

2001       -5.00%      HIGHEST QUARTER RETURN         116.97%
                       (quarter ended 09/30/01)
2002       50.92%
                       LOWEST QUARTER RETURN          -51.13%
2003      -62.92%      (quarter ended 12/31/01)

2004      -24.60%

2005       -1.25%

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2005) 1

                                                                                                  SINCE INCEPTION
H-CLASS SHARES                                                       PAST 1 YEAR   PAST 5 YEARS        (05/23/00)
------------------------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                  -1.25%        -16.92%              -14.65%
RETURN AFTER TAXES ON DISTRIBUTIONS 2                                -1.90%        -17.20%              -14.97%
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES 2        -0.83%        -13.48%              -11.70%
NASDAQ 100 INDEX(R) 3                                                 1.90%         -6.61%              -10.10%


1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.


2 AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURN AFTER TAXES ON DISTRIBUTIONS ASSUMES A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUMES ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

3 THE NASDAQ 100 INDEX(R) IS AN UNMANAGED MODIFIED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON NASDAQ. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.


FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Inverse Dynamic OTC Fund.

-------------------------------------------------------------------------------
SHAREHOLDER FEES 1                                             NONE
ANNUAL FUND OPERATING EXPENSES 2
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES                                                0.90%
DISTRIBUTION (12B-1) FEES                                      0.25%
OTHER EXPENSES                                                 0.51%
TOTAL ANNUAL FUND OPERATING EXPENSES                           1.66%


1 THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.


2 THIS TABLE AND EXAMPLE INCLUDE BOTH THE FEES PAID BY THE FUND AND ITS SHARE OF THE FEES OF THE INVERSE DYNAMIC OTC MASTER FUND.

EXAMPLE


This Example is intended to help you compare the cost of investing in H-Class Shares of the Inverse Dynamic OTC Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Inverse Dynamic OTC Fund         1 YEAR       3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------------------------
H-Class                           $174         $540         $930        $2,022

DYNAMIC DOW FUND (RYCVX)
--------------------------------------------------------------------------------


FUND OBJECTIVE


The Dynamic Dow Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Dow Jones Industrial Average SM (the "underlying index").


If the Fund meets its objectives, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the value of the underlying index (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY


The Fund pursues its investment objective through what is sometimes referred to as a "master-feeder arrangement." The Fund invests all of its assets in the Dynamic Dow Master Fund, a separate series of the Trust with an identical investment objective.

The Dynamic Dow Master Fund employs as its portfolio investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, futures and options contracts enable the Dynamic Dow Master Fund to pursue its objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Dynamic Dow Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Dynamic Dow Master Fund also may purchase equity securities. The Dynamic Dow Master Fund also may purchase equity securities that are generally within the capitalization range of the Dow Jones Industrial Average(SM) at the time of purchase, although the Dynamic Dow Master Fund may purchase equity securities of any capitalization range.

Under normal circumstances, the Dynamic Dow Master Fund will invest substantially all (at least 80%) of its assets in financial instruments with economic characteristics that should perform similarly to those of the underlying index. This is a non-fundamental policy that can be changed by the Dynamic Dow Master Fund upon 60 days' prior notice to shareholders.


PRINCIPAL RISKS


In addition to those risks common to investing in any Fund, the Dynamic Dow Master Fund is subject to a number of other risks that may affect the value of its shares, including:

MARKET RISK - Due to market conditions, the value of the Fund's investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.


ACTIVE TRADING RISK - A significant portion of the Fund's assets come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.


DERIVATIVES RISK - The Fund's use of equity derivatives such as futures, options, and swap agreements to pursue its investment objective may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET SEGMENT RISK - The Fund is subject to the risk that large capitalization stocks may underperform other segments of the equity market or equity markets as a whole.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.


SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.


TRACKING ERROR RISK - The Fund's investment adviser may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because the Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.


TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.


EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges will result in the Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.


INVESTOR PROFILE

Investors who expect the Dow Jones Industrial Average SM to go up and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Dow Jones Industrial Average SM goes down.

PERFORMANCE


The bar chart and table show the performance of the H-Class Shares of the Dynamic Dow Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

DYNAMIC DOW FUND

                       HIGHEST QUARTER RETURN         5.18%
2005       -3.71%      (quarter ended 09/30/05)

                       LOWEST QUARTER RETURN         -5.59%
                       (quarter ended 03/31/05)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2005) 1

                                                                                   SINCE INCEPTION
H-CLASS SHARES                                                       PAST 1 YEAR        (02/20/04)
---------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                  -3.71%            -1.21%
RETURN AFTER TAXES ON DISTRIBUTIONS 2                                -3.73%            -1.23%
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES 2        -2.38%            -1.03%
DOW JONES INDUSTRIAL AVERAGE SM 3                                     1.72%             2.71%

1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2 AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURN AFTER TAXES ON DISTRIBUTIONS ASSUMES A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUMES ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

3 THE DOW JONES INDUSTRIAL AVERAGE SM IS A PRICE-WEIGHTED INDEX OF 30 "BLUE-CHIP" U.S. STOCKS. THE INDEX IS PUBLISHED BY DOW JONES & COMPANY, INC. ("DOW JONES") AND THE COMPONENT STOCKS ARE SELECTED BY EDITORS OF THE WALL STREET JOURNAL. THE COMPONENTS TEND TO BE MARKET LEADERS IN THEIR RESPECTIVE INDUSTRIES AND THEIR STOCKS ARE TYPICALLY WIDELY HELD BY INDIVIDUALS AND INSTITUTIONAL INVESTORS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.


FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Dynamic Dow Fund.

------------------------------------------------------------------------------
SHAREHOLDER FEES 1                                            NONE
ANNUAL FUND OPERATING EXPENSES 2
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES                                               0.90%
DISTRIBUTION (12B-1) FEES                                     0.25%
OTHER EXPENSES                                                0.50%
TOTAL ANNUAL FUND OPERATING EXPENSES                          1.65%


1 THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.


2 THIS TABLE AND EXAMPLE INCLUDE BOTH THE FEES PAID BY THE FUND AND ITS SHARE OF THE FEES OF THE DYNAMIC DOW MASTER FUND.


EXAMPLE


This Example is intended to help you compare the cost of investing in H-Class Shares of the Dynamic Dow Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Dynamic Dow Fund                  1 YEAR       3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------------------------
H-Class                            $173         $537         $925        $2,011

INVERSE DYNAMIC DOW FUND (RYCWX)
--------------------------------------------------------------------------------


FUND OBJECTIVE


The Inverse Dynamic Dow Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the Dow Jones Industrial Average SM (the "underlying index").


If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index increases, the value of the Fund's shares should decrease on a daily basis by 200% of the value of any increase in the underlying index (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY


The Fund pursues its investment objective through what is sometimes referred to as a "master-feeder arrangement." The Fund invests all of its assets in the Inverse Dynamic Dow Master Fund, a separate series of the Trust with an identical investment objective.

The Inverse Dynamic Dow Master Fund employs as its portfolio investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, futures and options contracts enable the Inverse Dynamic Dow Master Fund to pursue its objective without selling short each of the securities included in the benchmark. On a day-to-day basis, the Inverse Dynamic Dow Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Under normal circumstances, the Inverse Dynamic Dow Master Fund will invest substantially all (at least 80%) of its assets in financial instruments with economic characteristics that should perform opposite to those of the underlying index. This is a non-fundamental policy that can be changed by the Inverse Dynamic Dow Master Fund upon 60 days' prior notice to shareholders.


PRINCIPAL RISKS


In addition to those risks common to investing in any Fund, the Inverse Dynamic Dow Master Fund is subject to a number of other risks that may affect the value of its shares, including:

MARKET RISK - Due to market conditions, the value of the Fund's investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.


ACTIVE TRADING RISK - A significant portion of the Fund's assets come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.


DERIVATIVES RISK - The Fund's use of equity derivatives such as futures, options, and swap agreements to pursue its investment objective may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET SEGMENT RISK - The Fund is subject to the risk that large capitalization stocks may outperform other segments of the equity market or equity markets as a whole.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SHORT SALES RISK - Short sales are transactions in which a fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.


SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.


TRACKING ERROR RISK - The Fund's investment adviser may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because the Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.


TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.


EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges will result in the Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.


INVESTOR PROFILE

Investors who expect the Dow Jones Industrial Average SM to go down and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Dow Jones Industrial Average SM goes up.

PERFORMANCE


The bar chart and table show the performance of the H-Class Shares of the Inverse Dynamic Dow Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

INVERSE DYNAMIC DOW FUND

                       HIGHEST QUARTER RETURN          4.95%
2005       0.94%       (quarter ended 03/31/05)

                       LOWEST QUARTER RETURN          -5.25%
                       (quarter ended 09/30/05)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2005) 1

                                                                                   SINCE INCEPTION
H-CLASS SHARES                                                       PAST 1 YEAR        (02/20/04)
---------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                  0.94%            -4.34%
RETURN AFTER TAXES ON DISTRIBUTIONS 2                                0.84%            -4.47%

RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES 2              0.67%            -3.74%
DOW JONES INDUSTRIAL AVERAGE SM 3                                          1.72%             2.71%

1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2 AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURN AFTER TAXES ON DISTRIBUTIONS ASSUMES A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUMES ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

3 THE DOW JONES INDUSTRIAL AVERAGE SM IS A PRICE-WEIGHTED INDEX OF 30 "BLUE-CHIP" U.S. STOCKS. THE INDEX IS PUBLISHED BY DOW JONES AND THE COMPONENT STOCKS ARE SELECTED BY EDITORS OF THE WALL STREET JOURNAL. THE COMPONENTS TEND TO BE MARKET LEADERS IN THEIR RESPECTIVE INDUSTRIES AND THEIR STOCKS ARE TYPICALLY WIDELY HELD BY INDIVIDUALS AND INSTITUTIONAL INVESTORS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.


FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Inverse Dynamic Dow Fund.

--------------------------------------------------------------------------
SHAREHOLDER FEES 1                                        NONE
ANNUAL FUND OPERATING EXPENSES 2
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES                                           0.90%
DISTRIBUTION (12B-1) FEES                                 0.25%
OTHER EXPENSES 3                                          0.51%
TOTAL ANNUAL FUND OPERATING EXPENSES                      1.66%


1 THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.


2 THIS TABLE AND EXAMPLE INCLUDE BOTH THE FEES PAID BY THE FUND AND ITS SHARE OF THE FEES OF THE INVERSE DYNAMIC DOW MASTER FUND.

3 OTHER EXPENSES HAVE BEEN RESTATED TO REFLECT A LOWER LEVEL OF TAX EXPENSE FOR THE CURRENT FISCAL YEAR. LAST YEAR THE FUND WAS SUBJECT TO A GREATER LEVEL OF TAX EXPENSE DUE TO AN ERROR. THE ADVISOR REIMBURSED THE FUND THE ENTIRE AMOUNT OF THAT ADDITIONAL TAX EXPENSE. HAD THE EXPENSES NOT BEEN RESTATED IN THE TABLE ABOVE, OTHER EXPENSES WOULD HAVE BEEN 0.52% AND TOTAL ANNUAL OPERATING EXPENSES WOULD HAVE BEEN 1.67%.


EXAMPLE


This Example is intended to help you compare the cost of investing in H-Class Shares of the Inverse Dynamic Dow Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Inverse Dynamic Dow Fund             1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
H-Class                               $174        $540       $930        $2,022

MORE INFORMATION ABOUT THE FUNDS
--------------------------------------------------------------------------------
INVESTMENTS AND RISKS


Each Dynamic Fund's objective is to provide investment results that match the performance measured on a daily basis of a specific benchmark. The investment objective of each Dynamic Fund is non-fundamental and may be changed without shareholder approval. The current benchmark used by each Dynamic Fund is set forth below:


FUND NAME                        BENCHMARK
------------------------------   -----------------------------------------------
DYNAMIC S&P 500 FUND             200% OF THE PERFORMANCE OF THE S&P 500(R) INDEX

INVERSE DYNAMIC S&P 500 FUND     200% OF THE INVERSE (OPPOSITE) PERFORMANCE OF
                                 THE S&P 500(R) INDEX

DYNAMIC OTC FUND                 200% OF THE PERFORMANCE OF THE NASDAQ 100 INDEX(R)

INVERSE DYNAMIC OTC FUND         200% OF THE INVERSE (OPPOSITE) PERFORMANCE OF
                                 THE NASDAQ 100 INDEX(R)

DYNAMIC DOW FUND                 200% OF THE PERFORMANCE OF THE DOW JONES
                                 INDUSTRIAL AVERAGE SM

INVERSE DYNAMIC DOW FUND         200% OF THE INVERSE (OPPOSITE) PERFORMANCE OF
                                 THE DOW JONES INDUSTRIAL AVERAGE SM


A BRIEF GUIDE TO THE BENCHMARKS


THE S&P 500(R) INDEX. The S&P 500(R) Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. As of December 31, 2005, the S&P 500(R) Index included companies with an average capitalization from $768 million to $370 billion.

THE NASDAQ 100 INDEX(R). The Nasdaq 100 Index(R) is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on Nasdaq. As of December 31, 2005, the Nasdaq 100 Index(R) included companies with an average capitalization from $2 billion to $278 billion.

THE DOW JONES INDUSTRIAL AVERAGE SM. The Dow Jones Industrial Average SM is a price-weighted index of 30 "blue-chip" U.S. stocks. The index is published by Dow Jones and the component stocks are selected by editors of the Wall Street Journal. The components tend to be market leaders in their respective industries and their stocks are typically widely held by individuals and institutional investors. As of December 31, 2005, the Dow Jones Industrial Average(SM) included companies with an average capitalization from $11 billion to $370 billion.


--------------------------------------------------------------------------------
UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds which use leverage as part of their investment strategy. The following simple examples provide an illustration:

EXAMPLE A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

EXAMPLE B: Assume you invested $100 in Fund B, a fund that seeks to return 200% of the performance of the same index. On day one, the value of your shares in Fund B would be expected to increase $20 (20% of $100) to $120. On day two, however, the value of your shares in the leveraged fund would be expected to decrease $24 (20% of $120) to $96.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B). In addition, because of the effect of compounding, the performance of a leveraged fund is more likely to match the performance of its underlying index on a daily basis than over an extended period of time.
--------------------------------------------------------------------------------

MASTER-FEEDER INVESTMENT STRUCTURE


Each Fund reserves the right to pursue its investment objective through what is referred to as a "master-feeder arrangement." As discussed in their respective Fund Overviews, the Dynamic S&P 500 Fund, Inverse Dynamic S&P 500 Fund, Dynamic OTC Fund, Inverse Dynamic OTC Fund, Dynamic Dow Fund, and Inverse Dynamic Dow Fund (the "Feeder Funds") pursue their respective investment objectives indirectly by investing through a master-feeder arrangement. Under a master-feeder arrangement, a Feeder Fund's investment portfolio is comprised solely of shares of a "master fund," which is a separate mutual fund that has an identical investment objective. For example, the Dynamic S&P 500 Fund acts as a "feeder fund," holding shares of its master fund as its only investment. As a result, each Feeder Fund has an indirect interest in all of the securities owned by the master fund. Because of this indirect interest, the Feeder Fund's investment returns should be the same as those of the master fund, adjusted for Fund expenses.

Rydex Investments (the "Advisor") manages the investment portfolios of the Feeder Funds and their corresponding master funds. Under the master-feeder arrangement, investment advisory fees and custody fees are charged at the master-fund level, and other administrative costs are charged at the feeder-fund level. This arrangement avoids a "layering" of fees, e.g., each Feeder Fund's Total Annual Operating Expenses would be no higher as a result of investing in a master-feeder arrangement than they would be if the Fund pursued its investment objectives directly. In addition, the Feeder Funds may discontinue investing through the master-feeder arrangement and pursue their investment objectives directly if a Feeder Fund's Board of Trustees determines that doing so would be in the best interests of shareholders.

ADVISOR'S PORTFOLIO INVESTMENT STRATEGY IN MANAGING THE DYNAMIC FUNDS

In managing the Dynamic Funds, the Advisor uses a "passive" investment strategy to manage each Fund's portfolio, meaning that the Advisor does not attempt to select securities based on their individual potential to perform better than the market. The Advisor's primary objective is to match the performance of each Fund's benchmark as closely as possible on a daily basis. The Advisor uses quantitative analysis techniques to structure each Fund to obtain the highest correlation to its particular benchmark. The Advisor does not engage in temporary defensive investing, keeping each Fund's assets fully invested in all market environments. The Advisor monitors each Fund on an ongoing basis, and makes adjustments to its portfolio, as necessary, to minimize tracking error and to maximize liquidity.

The Advisor pursues the Dynamic Funds' investment objectives by regularly utilizing leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices. In addition, the Advisor will regularly utilize short selling techniques designed to help the performance to inversely correlate to 200% of the performance of the relevant benchmark for the Inverse Dynamic S&P 500 and Inverse Dynamic Dow Funds.


WHO MAY WANT TO INVEST IN THE RYDEX DYNAMIC FUNDS

The Dynamic Funds may be appropriate for investors who believe that over the long term, the value of a particular index will increase or decrease, and that by investing with the objective of doubling the index's daily return they will achieve superior results over time. Investors should understand that since each Fund seeks to double the daily performance of the index underlying its benchmark, it should have twice the daily volatility of a conventional index fund. This increases the potential risk of loss.

The Dynamic Funds may be appropriate for investors who use a portfolio investment strategy that relies on frequent buying, selling, or exchanging among stock mutual funds, since the Funds do not limit how often an investor may exchange among Funds. In addition, the Funds do not impose any transaction fees when investors exchange shares. The Funds provide multiple opportunities for investors to capitalize on market trends and to capture market momentum with intra-day Fund share pricing and trading. Dynamic asset allocators may also utilize intra-day trading as a defensive strategy to react to market movements before investments are adversely affected.


The Dynamic Funds may also be appropriate for investors who use an investment strategy that involves the strategic allocation of investments among different asset classes. By utilizing consistently applied leverage, the Funds' portfolio investment strategy can create alternative investment opportunities for strategic asset allocators who seek to match the daily return of the S&P 500(R) Index, Nasdaq 100 Index(R), or Dow Jones Industrial Average SM because less capital is needed to achieve a desired exposure. For example, an investor might invest $50,000 in a conventional S&P 500(R) Index fund. Alternatively, that same investor could invest half that amount - $25,000 - in the Dynamic S&P 500 Fund and target the same daily return. This increased cash position could then be used for a tactical overlay, such as the introduction of an additional asset class or an undervalued market sector.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.


PRINCIPAL RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds (which includes their respective "master fund") are subject to a number of risks that may affect the value of the Funds' shares.

MARKET RISK (ALL FUNDS) -The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Funds' equity securities and equity derivatives may fluctuate drastically from day to day. Because of their link to the equity markets, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.


NON-DIVERSIFICATION RISK (ALL FUNDS) - Since each Fund is non-diversified, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.


INDUSTRY CONCENTRATION RISK (ALL FUNDS) - None of the Funds will invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent the index underlying a Fund's benchmark is concentrated in a particular industry, a Fund will necessarily be concentrated in that industry. Currently, the index underlying the Dynamic OTC Fund's and the Inverse Dynamic OTC Fund's benchmark-- the Nasdaq 100 Index(R)--is concentrated in technology companies. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that a Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments.

TRACKING ERROR RISK (ALL FUNDS) -Tracking error risk refers to the risk that the Funds' returns may not match or correlate to the returns of their respective benchmarks on either a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Funds' investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error.

TRADING HALT RISK (ALL FUNDS) - The Funds typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the New York Stock Exchange ("NYSE"), have established limits on how much the securities market, based on the Dow Jones Industrial Average SM, may decline over various time periods within a day. If a security, an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Funds may temporarily be unable to purchase or sell the options or futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Funds price their shares may limit the Funds' ability to use leverage and may prevent the Funds from achieving their investment objectives. In such an event, the Funds also may be required to use a "fair-value" method to price their outstanding contracts or securities.


FUTURES AND OPTIONS RISK (ALL FUNDS) - The Funds may invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

      FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

      OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover their positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover their position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

      The risks associated with the Funds' use of futures and options contracts include:

      o The Funds experiencing losses over certain ranges in the market that exceed losses experienced by the funds that do not use futures contracts and options.

      o There may be an imperfect correlation between the changes in market value of the securities held by Funds and the prices of futures and options on futures.

      o Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Funds may be unable to close out their futures contracts at a time which is advantageous.

      o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

      o Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.


EARLY CLOSING RISK (ALL FUNDS) - The normal close of trading of securities listed on Nasdaq and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

SHORT SALES RISK (INVERSE DYNAMIC S&P 500, INVERSE DYNAMIC OTC, INVERSE DYNAMIC DOW FUNDS) - Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when a Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the investment of the cash generated by the short sale. Similarly, when a Fund short sells an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases a Fund's unrealized gain or reduces a Fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that a Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause a Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SMALL AND MEDIUM ISSUER RISK (DYNAMIC OTC FUND) - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small and medium capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon relatively small management groups. These securities may trade over-the-counter or be listed on an exchange and may or may not pay dividends.

SWAP COUNTERPARTY CREDIT RISK (ALL FUNDS) - The Funds may enter into swap agreements, including but not limited to equity index or interest rate swap agreements, for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Funds will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.


PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

INVESTING WITH RYDEX:
--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION


H-Class Shares are offered directly through Rydex Fund Services Inc. and also through authorized securities brokers and other financial intermediaries.


OPENING YOUR ACCOUNT


You will need to open a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Funds. You can request an account application by calling Rydex shareholder services at 800.820.0888 or
301.296.5406 or simply download an application from the Rydex web site - www.rydexinvestments.com. Certain account types may be opened online via the website. For more information on opening an account, call Rydex shareholder services at 800.820.0888 or 301.296.5406 or visit www.rydexinvestments.com.

The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to fill out a different application than you would if you were opening a taxable account. When you call Rydex to request an account application, be sure to let the shareholder services representative know what type of account you want to open to ensure that you receive the correct application.


If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.

--------------------------------------------------------------------------------
MINIMUM AMOUNTS

The minimum initial investment amount and minimum account balance for H-Class Shares are:


o $25,000 non-managed accounts (INCLUDING RETIREMENT ACCOUNTS)


o $15,000 for accounts managed by a financial professional


Accounts opened through a financial intermediary will be subject to your financial intermediary's minimum initial investment amount and minimum account balance, which may be different than the amounts above.

For new IRA accounts to meet H-Class Shares' minimum investment amount requirements, you must transfer an existing IRA (or multiple IRAs) to open an IRA account with Rydex.


There are no minimum amounts for subsequent investments in the Funds. Rydex reserves the right to modify its minimum account requirements at any time, with or without prior notice to you.
--------------------------------------------------------------------------------

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

o You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.


o Attach a copy of the trust document when establishing a trust account.


o When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of corporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

o You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

o BE SURE TO SIGN THE APPLICATION.


o If you open an account directly with Rydex you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of he information is correct. Notify us promptly of any errors.

TRANSACTION INFORMATION


This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Funds. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day"). All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Funds' transfer agent, distributor, or authorized dealer. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day's trading activity to the Funds' Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check or wire transfer.

---------------------------------------------------------------------------------------------------------
METHOD                              FUND           MORNING CUT-OFF             AFTERNOON CUT-OFF
---------------------------------------------------------------------------------------------------------
By Mail                             All Funds      Not Available               Market Close
---------------------------------------------------------------------------------------------------------
By Phone                            All Funds      10:30 AM Eastern Time       3:45 PM Eastern Time
---------------------------------------------------------------------------------------------------------
By Internet                         All Funds      10:30 AM Eastern Time       3:55 PM Eastern Time
---------------------------------------------------------------------------------------------------------
By Financial Intermediary           All Funds      10:30 AM Eastern Time*      Market Close*
---------------------------------------------------------------------------------------------------------


* EACH INTERMEDIARY MAY HAVE ITS OWN RULES ABOUT SHARE TRANSACTIONS, AND MAY HAVE DIFFERENT CUT-OFF TIMES FOR PROCESSING YOUR TRANSACTION ORDER.


--------------------------------------------------------------------------------
CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV.

Each Fund calculates its NAV by:

o Taking the current market value of its total assets

o Subtracting any liabilities

o Dividing that amount by the total number of shares owned by shareholders
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Dynamic Funds calculate NAV twice each Business Day, first in the morning and again in the afternoon. The morning NAV is calculated as of 10:45 a.m., Eastern Time and the afternoon NAV is calculated as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time).

If the primary exchange or market where a Fund's securities or other investments trade closes early - such as on days in advance of holidays generally observed by participants in these markets - the Funds may calculate NAV as of the earlier closing time. On days when the exchange or market is scheduled to close early, such as the day before a holiday, the Dynamic Funds will only calculate NAV once at the close of the exchange or market. For more information on these early closings, please call 800.820.0888 or visit the Rydex web site - www.rydexinvestments.com.

In calculating NAV, each Fund generally values its investment portfolio based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or a Fund thinks that they are unreliable, the Fund prices those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to a Fund's NAV calculation. The Funds may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Funds calculate NAV.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.
--------------------------------------------------------------------------------

EARLY TRANSACTION CUT-OFF TIMES AND UNSCHEDULED FUND CLOSINGS


On any day that a Fund calculates NAV earlier than normal, as described above, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY


If you opened your account through a financial intermediary or other securities dealer, you will ordinarily submit your transaction orders through that financial intermediary or other securities dealer. Your intermediary is responsible for ensuring that your transaction order contains all of the necessary information, sometimes referred to as "good order," and promptly transmitting your order to the Funds. Transaction orders received in good order by your intermediary or securities dealer will be processed at the Fund's next determined NAV. Intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have different cut-off times for processing your transaction order. For more information about your financial intermediary's rules and procedures, you should contact your intermediary directly.


BUYING FUND SHARES
--------------------------------------------------------------------------------


The Funds offer their shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order.


PURCHASE PROCEDURES


The Funds offer you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or Automated Clearing House ("ACH"). The Funds do not accept cash or cash equivalents (such as travelers' checks, money orders, bearer bonds), government checks, third-party checks, or checks drawn on a line of credit (including credit card convenience checks). Cashiers checks, bank checks, official checks and treasurers' checks less than or equal to $10,000 are also not accepted. Rydex reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interest of the Funds. You may buy shares and send your purchase proceeds by any of the methods described below:

------------------------------------------------------------------------------------------
                         INITIAL PURCHASE                   SUBSEQUENT PURCHASES
                 -------------------------------------------------------------------------
BY MAIL          Complete the account application  Complete the Rydex investment slip
IRA AND OTHER    that corresponds to the type of   included with your quarterly
RETIREMENT       account you are opening.          statement or send written purchase
ACCOUNTS                                           instructions that include:
REQUIRE          o MAKE SURE TO DESIGNATE WHICH
ADDITIONAL       RYDEX FUND(S) YOU WANT TO         o YOUR NAME
PAPERWORK.       PURCHASE.
                                                   o YOUR SHAREHOLDER ACCOUNT NUMBER
CALL RYDEX       o MAKE SURE YOUR INVESTMENT
SHAREHOLDER      MEETS THE ACCOUNT MINIMUM.        o WHICH RYDEX FUND(S) YOU WANT TO
SERVICES TO                                        PURCHASE.
REQUEST A
RETIREMENT       -------------------------------------------------------------------------
ACCOUNT                       Make your check payable to RYDEX INVESTMENTS.
INVESTOR         -------------------------------------------------------------------------
APPLICATION        Your check must be drawn on a U.S. bank and payable in U.S. Dollars.
KIT.             -------------------------------------------------------------------------
                 Include the name of the Rydex Fund(s) you want to purchase on your check.

                   IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR
                  INVESTMENT WILL BE CREDITED TO THE RYDEX U.S. GOVERNMENT MONEY MARKET
                             FUND, WHICH IS OFFERED IN A SEPARATE PROSPECTUS.
                 -------------------------------------------------------------------------
                  Mail your application and check        Mail your written purchase
                                to:                      instructions and check to:
                 -------------------------------------------------------------------------
                 MAILING ADDRESS:
                 Rydex Investments
                 Attn: Ops. Dept.
                 9601 Blackwell Road, Suite 500
                 Rockville, MD 20850

------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
                           INITIAL PURCHASE                  SUBSEQUENT PURCHASES
                  ------------------------------------------------------------------------
                  Submit new account paperwork, and    Be sure to designate in your wire
                  then call Rydex to obtain your       instructions which Rydex Fund(s)
BY WIRE           account number.                            you want to purchase.

RYDEX             o MAKE SURE TO DESIGNATE WHICH
SHAREHOLDER       RYDEX FUND(S) YOU WANT TO PURCHASE.
SERVICES PHONE
NUMBER:           o MAKE SURE YOUR INVESTMENT MEETS
800.820.0888      THE ACCOUNT MINIMUM.
OR                ------------------------------------------------------------------------
301.296.5406      To obtain "same-day credit" (to get that Business Day's NAV) for your purchase order, YOU MUST CALL RYDEX SHAREHOLDER SERVICES AND PROVIDE
                  THE FOLLOWING INFORMATION PRIOR TO THE TRANSACTION CUT-OFF TIME FOR
                  THE RYDEX FUND(S) YOU ARE PURCHASING:

                  o Account Number

                  o Fund Name

                  o Amount of Wire

                  o Fed Wire Reference Number (upon request)

                  You will receive a confirmation number to verify that your purchase order has been accepted.

                   IF YOU DO NOT NOTIFY RYDEX SHAREHOLDER SERVICES OF THE INCOMING WIRE,
                     YOUR PURCHASE ORDER WILL NOT BE PROCESSED UNTIL THE BUSINESS DAY
                                    FOLLOWING THE RECEIPT OF THE WIRE.
                  ------------------------------------------------------------------------
                  WIRE INSTRUCTIONS:
                  U.S. Bank
                  Cincinnati, OH
                  Routing Number: 0420-00013
                  For Account of: Rydex Investments
                  Account Number: 48038-9030
                  [Your Name]
                  [Your shareholder account number]

                   IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR
                   INVESTMENT WILL BE CREDITED TO THE RYDEX U.S. GOVERNMENT MONEY MARKET
                             FUND, WHICH IS OFFERED IN A SEPARATE PROSPECTUS.
------------------------------------------------------------------------------------------
                           INITIAL PURCHASE                  SUBSEQUENT PURCHASES
                           ----------------                  --------------------
                  Submit new account paperwork, and     Send written purchase instructions
                  then call Rydex to obtain your        that include:
BY FAX            account number. Be sure to
(ACH)             complete the "Electronic Investing    o YOUR NAME
RYDEX FAX         (via ACH)" section. Then, fax it
NUMBER:           to Rydex. (ONLY Individual, Joint     o YOUR SHAREHOLDER ACCOUNT NUMBER
301.296.5103      and UGMA/UTMA accounts may be
                  opened by fax).                       o WHICH RYDEX FUND(S) YOU WANT TO
                                                        PURCHASE
                  o MAKE SURE TO INCLUDE A LETTER OF
                  INSTRUCTION REQUESTING THAT WE        o ACH BANK INFORMATION (IF NOT ON
                  PROCESS YOUR PURCHASE BY ACH.         RECORD)

                  o MAKE SURE TO DESIGNATE WHICH
                  RYDEX FUND(S) YOU WANT TO PURCHASE.

                  o MAKE SURE YOUR INVESTMENT MEETS
                  THE ACCOUNT MINIMUM.
------------------------------------------------------------------------------------------
BY                Follow the directions on the Rydex web site - www.rydexinvestments.com
INTERNET          ------------------------------------------------------------------------
(ACH)
------------------------------------------------------------------------------------------


CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

o if your bank does not honor your check for any reason


o if the transfer agent (Rydex) does not receive your wire transfer

o if the transfer agent (Rydex) does not receive your ACH transfer


o if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND(S) MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND(S) NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND(S) WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

SELLING FUND SHARES
--------------------------------------------------------------------------------


The Funds redeem their shares continuously and investors may sell their shares back to the Funds on any Business Day. You may redeem all or any portion of your Fund shares at the Funds' next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the next determined NAV after your redemption order is received in good order by the transfer agent.


The Funds may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the US Securities and Exchange Commission (the "SEC"). The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

REDEMPTION PROCEDURES


You will submit your transaction order through Rydex, your financial intermediary or other securities dealers through which you opened your shareholder account. The Funds offer you the option to send redemption orders by:

--------------------------------------------------------------------------------
                   Rydex Investments
     MAIL          Attn: Ops. Dept.
                   9601 Blackwell Road, Suite 500
                   Rockville, MD 20850
--------------------------------------------------------------------------------
                   301.296.5103
     FAX           If you send your redemption order by fax, you must call Rydex shareholder services at 800.820.0888 or 301.296.5406 to
                   verify that your fax was received and when it will be
                   processed.
--------------------------------------------------------------------------------
   TELEPHONE       800.820.0888 or 301.296.5406 (not available for retirement accounts)
--------------------------------------------------------------------------------


Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

o your name

o your shareholder account number

o Fund name(s)

o dollar amount or number of shares you would like to sell


o whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)


o signature of account owner(s) (not required for telephone redemptions)


You may only place a redemption order if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.


RECEIVING YOUR REDEMPTION PROCEEDS


Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be wired on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR PURCHASE HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR PURCHASE TO CLEAR.

All redemptions will be mailed to your address of record, sent electronically via ACH or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE AND MAY NOT BE FAXED.


--------------------------------------------------------------------------------
SIGNATURE GUARANTEES

Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Funds.
--------------------------------------------------------------------------------

LOW BALANCE ACCOUNTS

To offset the administrative expense of servicing small accounts, the Funds may impose an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason. The Funds may redeem your shares if the value of your account falls below the required minimum investment amount. However, the Funds will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.



EXCHANGING FUND SHARES
--------------------------------------------------------------------------------


Unlike most mutual funds, the Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees. An exchange is when you sell shares of one Fund and use the proceeds from that sale to purchase shares of another Fund. Investors may make exchanges on any Business Day of H-Class Shares of any Fund for H-Class Shares of any other Fund, on the basis of the respective net asset values of the shares involved. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other Rydex Funds not included in this Prospectus are subject to the Funds' transaction cut-off times. All exchange requests must be received by a Fund's transfer agent prior to the cut-off time of the Fund you are exchanging out of or the Fund you are exchanging into, whichever is earlier, to be processed at that Business Day's NAV. See "Exchanges with other Rydex Funds" below for additional information. The exchange privilege may be modified or discontinued at any time.


EXCHANGE PROCEDURES

The Funds offer you the option to send exchange requests by:


--------------------------------------------------------------------------------
            Rydex Investments
            Attn: Ops. Dept.
   MAIL     9601 Blackwell Road, Suite 500
            Rockville, MD 20850
--------------------------------------------------------------------------------
            301.296.5101
   FAX      If you send your exchange request by fax, you must call Rydex shareholder services at 800.820.0888 to verify that your fax was received and when it will be processed.
--------------------------------------------------------------------------------
TELEPHONE   800.820.0888 OR 301.296.5406
--------------------------------------------------------------------------------
INTERNET    Follow the directions on the Rydex web site -
            www.rydexinvestments.com
--------------------------------------------------------------------------------


Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

o your name

o your shareholder account number

o Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging in to (buying)

o dollar amount, number of shares or percentage of Fund position involved in the exchange

o signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is typically $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies. This minimum may be waived for accounts that are part of an asset allocation strategy.

EXCHANGES WITH OTHER RYDEX FUNDS


Investors may make exchanges on any Business Day of H-Class Shares of any Dynamic Fund for H-Class Shares or Investor-Class (or Advisor class if applicable) of any Rydex Fund not offered in this Prospectus. While most Rydex Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Rydex Strategic Funds, Rydex Absolute Return Strategies Fund, and Rydex Hedged Equity Fund do not allow unlimited trading. If you are contemplating an exchange for shares of any Rydex Fund not offered in this Prospectus, you should obtain and review that Fund's current prospectus before making the exchange. You can obtain a prospectus for any Rydex Fund not described in this Prospectus by calling 800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydexinvestments.com.


RYDEX ACCOUNT POLICIES
--------------------------------------------------------------------------------

SHAREHOLDER IDENTIFICATION AND VERIFICATION


Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Funds may use this information to attempt to verify your identity. The Funds may not be able to establish an account if the necessary information is not received. The Funds may also place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if the Funds are unable to verify your identity after your account is established, the Funds may be required to redeem your shares and close your account.

Rydex provides accounts for US citizens and resident aliens. We will not open any new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax advisor. Non-resident aliens may hold Rydex Funds through an intermediary, subject to that intermediary's requirements.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under applicable law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.


CHANGES TO YOUR ACCOUNT


For information on what is required to make changes and/or additions to your account, please visit the Rydex web site at www.rydexinvestments.com to obtain the appropriate forms or call 800.820.0888 or 301.296.5406. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Funds nor their transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Funds, nor their transfer agent, are responsible for internet transactions that are not received.


During periods of unusually high market activity or other times, it may be difficult to reach Rydex by telephone or access our internet site. Rydex and its affiliates will not be liable for any losses resulting from a cause over which Rydex or its affiliates does not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (e.g. if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex by your regular medium, consider sending written instructions.


STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

EDELIVERY SERVICES


eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Funds through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydexinvestments.com. The Funds reserve the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.


SERVICE AND OTHER FEES

Rydex may charge the following administrative fees for services associated with the following:

o $15 for wire transfers of redemption proceeds under $5,000

o $50 on purchase checks returned for insufficient funds

o $25 to stop payment of a redemption check within 10 Business Days of the settlement date

o $15 for standard overnight packages (fee may be higher for special delivery options)

o $25 for bounced draft checks or ACH transactions

o $15 per year for low balance accounts


o The Funds reserve the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.



Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES


Certain retirement plans such as IRA, Roth IRA, SEP and 403(b) accounts, are charged an annual $15 maintenance fee. Upon liquidating your retirement account, an additional $15 account-closing fee will be taken from the proceeds of your redemption.


FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Because the Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Funds' Board of Trustees has not adopted policies and procedures designed to prevent market timing or to monitor for frequent purchases and redemptions of Fund shares. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.


RIGHTS RESERVED BY THE FUNDS

The Funds reserve the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interest of the Funds or in cases where the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

Rydex provides accounts for US citizens and resident aliens. We will not open any new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax advisor. Non-resident aliens may hold Rydex Funds through an intermediary, subject to that intermediary's requirements.


DISTRIBUTION AND SHAREHOLDER SERVICES
--------------------------------------------------------------------------------


The Funds have adopted a Distribution Plan and a Shareholder Services Plan with respect to H-Class Shares that allows the Funds to pay distribution and/or services fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution and/or shareholder services ("Service Providers"). The Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the Investment Company Act of 1940. If a Service Provider provides shareholder services, the Funds will pay service fees to the Distributor at an annual rate not to exceed 0.25% of the average daily net assets of a Fund. The Distributor will, in turn, pay the Service Provider for the services it provides. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

COMPENSATION TO DEALERS

Rydex Investments, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the discretion of Rydex Investments, to certain dealers who have sold shares of the Rydex Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex Funds and promote the retention of their customer's assets in the Funds. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex Fund's shares or the amount that any particular Rydex Fund will receive as proceeds from such sales. Rydex Investments determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with Rydex Investments. Rydex Investments periodically determines the advisability of continuing these payments. Rydex Investments may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex Funds that are conducted by dealers.


DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

TIMING OF PAYMENTS


Income dividends, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Funds, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interest of the shareholders of a Fund.


DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Funds in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Funds receive your written notice. To cancel your election, simply send written notice to the Funds. Dividends and distributions with values of $10 or less may be automatically reinvested.

TAX INFORMATION
--------------------------------------------------------------------------------

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND


Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.


TAX STATUS OF DISTRIBUTIONS

o Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

o The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income.

o Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

o Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.

o Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.


o Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a Fund from U.S. corporations, subject to certain limitations.


o Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year.

o Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.


o A Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

o If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.


TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

Rydex Investments, 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment adviser and manager of the Funds. The Advisor has served as the investment adviser of Rydex Dynamic Funds since the Trust's inception in 1999. The Advisor also serves as the investment adviser of Rydex Series Funds, Rydex Variable Trust and Rydex ETF Trust, and serves as sub-adviser to several other mutual funds.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Funds will pay the Advisor a fee at an annualized rate based on the average daily net assets for each Fund, as set forth below:

FUND                                                        ADVISORY FEE
DYNAMIC S&P 500 FUND                                           0.90%*
INVERSE DYNAMIC S&P 500 FUND                                   0.90%*
DYNAMIC OTC FUND                                               0.90%*
INVERSE DYNAMIC OTC FUND                                       0.90%*
DYNAMIC DOW FUND                                               0.90%*
INVERSE DYNAMIC DOW FUND                                       0.90%*


*THE ADVISORY FEES PAID REPRESENT THE FEES PAID AT THE MASTER FUND LEVEL.

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.


A discussion regarding the basis for the Board's approval of the investment advisory agreement is available in the Trust's annual report to shareholders for the fiscal year ended December 31, 2005.


PORTFOLIO MANAGEMENT


Each Fund is managed by a team of investment professionals. The following portfolio managers are jointly and primarily responsible for the day-to-day management of the Funds. Each of the following portfolio managers is a member of Rydex's Investment Leadership Team and together they share final portfolio management decision-making authority.

MICHAEL P. BYRUM, CFA, has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, Government Long Bond Advantage, Inverse S&P 500 and Inverse OTC Funds, and helped to create the Rydex Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc.

JAMES R. KING, CFA, joined Rydex in 1996 and was promoted to assistant portfolio manager in 1997. In 1998, he became a portfolio manager and was promoted in 2001 to senior portfolio manager and currently serves as director of portfolio management. Mr. King has served as an interim director of equity trading and investment operations. Currently, Mr. King's team manages all of the Leveraged and inverse funds, as well as Rydex Sector Rotation Fund. Mr. King is a member of Rydex's Investment Leadership Team, which determines investment policy for all Rydex Funds. Prior to joining Rydex, he worked as a registered representative at DMG Securities. He holds a degree in finance from the University of Maryland. Mr. King has co-managed each of the Funds since their inception.

MICHAEL J. DELLAPA, CFA, joined Rydex in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) Advantage, Healthcare, Biotechnology, and Consumer Products funds. In 2005 Mr. Dellapa became director of investment research. Since joining Rydex, he has played a key role in developing research processes and systems to enhance current funds and develop new investment products. Mr. Dellapa is a member of Rydex's Investment Leadership Team, which determines investment policy for all Rydex Funds. Prior to joining Rydex, he worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the Funds' financial performance for the period of operations of H-Class Shares. Certain information reflects financial results for a single H-Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in an H-Class Share of a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the financial statements and related notes, appears in the Rydex Dynamic Funds' 2005 Annual Report. The 2005 Annual Report is available by telephoning the transfer agent at
800.820.0888 or 301.296.5100. The Annual Report is incorporated by reference in the SAI.

                                                                                                        DISTRIBUTIONS
                                                       NET REALIZED     NET INCREASE     DISTRIBUTIONS       FROM
                             NET ASSET       NET           AND           (DECREASE)          FROM             NET
                               VALUE,     INVESTMENT   UNREALIZED      IN NET ASSET           NET          REALIZED
                             BEGINNING      INCOME    GAINS (LOSSES)   VALUE RESULTING    INVESTMENT       CAPITAL         TOTAL
                             OF PERIOD     (LOSS)+    ON SECURITIES    FROM OPERATIONS      INCOME          GAINS      DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
DYNAMIC S&P 500 FUND H-CLASS
(FORMERLY, TITAN 500 FUND)
        DECEMBER 31, 2005      $ 38.13      $  (.27)      $  1.53           $  1.26         $ (.41)           $    --     $  (.41)
        December 31, 2004        32.43         (.25)         5.95              5.70              --                --          --
        December 31, 2003        21.18         (.19)        11.44             11.25              --                --          --
        December 31, 2002++      39.66         (.21)       (18.27)           (18.48)             --                --          --
        December 31, 2001++      60.03         (.24)       (20.13)           (20.37)             --                --          --

DYNAMIC OTC FUND H-CLASS
(FORMERLY, VELOCITY 100 FUND)
        DECEMBER 31, 2005        22.72         (.15)         (.54)             (.69)           (.12)               --        (.12)
        December 31, 2004        19.81         (.15)         3.06              2.91              --                --          --
        December 31, 2003        10.11         (.12)        10.24             10.12              --              (.42)       (.42)
        December 31, 2002        32.06         (.12)       (21.83)           (21.95)             --                --          --
        December 31, 2001       104.70         (.14)       (72.50)           (72.64)             --                --          --



                                                                               RATIOS TO
                                                                          AVERAGE NET ASSETS:
                                                                   ----------------------------------
                             NET INCREASE   NET ASSET                                         NET                   NET ASSETS,
                            (DECREASE) IN     VALUE,      TOTAL                            INVESTMENT   PORTFOLIO     END OF
                               NET ASSET     END OF    INVESTMENT    GROSS        NET        INCOME      TURNOVER  PERIOD (000'S
                                VALUE        PERIOD      RETURN    EXPENSESss. EXPENSESss.   (LOSS)       RATE***     OMITTED)
-------------------------------------------------------------------------------------------------------------------------------
DYNAMIC S&P 500 FUND H-CLASS
(FORMERLY, TITAN 500 FUND)
        DECEMBER 31, 2005      $   .85       $ 38.98        3.34%     1.75%        1.67%      (0.73)%         77%    $308,677
        December 31, 2004         5.70         38.13       17.58%     1.70%        1.70%      (0.77)%        190%     352,125
        December 31, 2003        11.25         32.43       53.12%     1.71%        1.71%      (0.77)%        769%     247,115
        December 31, 2002++     (18.48)        21.18      (46.60)%    1.75%        1.75%      (0.81)%      1,227%     124,716
        December 31, 2001++     (20.37)        39.66      (33.93)%    1.89%        1.75%      (0.52)%      1,494%      97,786

DYNAMIC OTC FUND H-CLASS
(FORMERLY, VELOCITY 100 FUND)
        DECEMBER 31, 2005         (.81)        21.91       (3.05)%    1.68%        1.65%      (0.73)%        133%     570,220
        December 31, 2004         2.91         22.72       14.69%     1.67%        1.67%      (0.76)%        154%     663,642
        December 31, 2003         9.70         19.81      100.09%     1.71%        1.71%      (0.77)%        530%     460,652
        December 31, 2002       (21.95)        10.11      (68.47)%    1.75%        1.75%      (0.81)%        298%     162,943
        December 31, 2001       (72.64)        32.06      (69.38)%    1.75%        1.75%      (0.81)%        733%     197,495

*** Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

  +   Calculated using the average daily shares outstanding for the year.

 ++ Per share amounts for periods ended December 31, 2001 through December 31, 2002 have been restated to reflect a 1:3 reverse stock split effective April 21, 2003.

ss. Expense Ratios to Average Net Assets include expenses of the corresponding Master Portfolio.

FINANCIAL HIGHLIGHTS (CONCLUDED)
--------------------------------------------------------------------------------

                                                                                                        DISTRIBUTIONS
                                                       NET REALIZED     NET INCREASE     DISTRIBUTIONS       FROM
                             NET ASSET       NET           AND           (DECREASE)          FROM             NET
                               VALUE,     INVESTMENT   UNREALIZED      IN NET ASSET           NET          REALIZED
                             BEGINNING      INCOME    GAINS (LOSSES)   VALUE RESULTING    INVESTMENT       CAPITAL         TOTAL
                             OF PERIOD     (LOSS)+    ON SECURITIES    FROM OPERATIONS      INCOME          GAINS      DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
INVERSE DYNAMIC S&P FUND H-CLASS
(FORMERLY, TEMPEST 500 FUND)
        DECEMBER 31, 2005      42.13        $ (.31)       $ (1.62)          $ (1.93)        $ (.69)          $   --       $ (.69)
        December 31, 2004      52.66          (.38)        (10.15)           (10.53)            --               --           --
        December 31, 2003      93.27          (.56)        (40.05)           (40.61)            --               --           --
        December 31, 2002      68.39          (.71)         26.33             25.62             --             (.74)        (.74)
        December 31, 2001      56.61          (.27)         12.05             11.78             --               --           --

INVERSE DYNAMIC OTC FUND H-CLASS
(FORMERLY, VENTURE 100 FUND)
        DECEMBER 31, 2005      20.05          (.16)          (.11)             (.27)          (.35)              --         (.35)
        December 31, 2004      26.59          (.20)         (6.34)            (6.54)            --               --           --
        December 31, 2003      71.71          (.31)        (44.81)           (45.12)            --               --           --
        December 31, 2002      48.87          (.58)         25.41             24.83             --            (1.99)       (1.99)
        December 31, 2001      51.44          (.29)         (2.28)            (2.57)            --               --           --

DYNAMIC DOW FUND H-CLASS
(FORMERLY, DYNAMIC DOW 30 FUND)
        DECEMBER 31, 2005      25.38          (.16)          (.78)             (.94)          (.01)            (.03)        (.04)
        December 31, 2004*     25.00          (.14)           .52               .38             --               --           --

INVERSE DYNAMIC DOW FUND H-CLASS
(FORMERLY, INVERSE DYNAMIC DOW 30 FUND)
        DECEMBER 31, 2005      45.41          (.35)           .78               .43           (.07)            (.14)        (.21)
        December 31, 2004*     50.00          (.33)         (4.07)            (4.40)            --             (.19)        (.19)



                                                                               RATIOS TO
                                                                          AVERAGE NET ASSETS:
                                                                   ----------------------------------
                             NET INCREASE   NET ASSET                                         NET                   NET ASSETS,
                            (DECREASE) IN     VALUE,      TOTAL                            INVESTMENT   PORTFOLIO     END OF
                               NET ASSET     END OF    INVESTMENT    GROSS        NET        INCOME      TURNOVER  PERIOD (000'S
                                VALUE        PERIOD      RETURN    EXPENSESss. EXPENSESss.   (LOSS)       RATE***     OMITTED)
-------------------------------------------------------------------------------------------------------------------------------
INVERSE DYNAMIC S&P FUND H-CLASS
(FORMERLY, TEMPEST 500 FUND)
        DECEMBER 31, 2005     $ (2.62)       $39.51      (4.53)%      1.76%       1.66%       (0.74)%       --        $256,422
        December 31, 2004      (10.53)        42.13     (20.00)%      1.70%       1.70%       (0.77)%       --         224,369
        December 31, 2003      (40.61)        52.66     (43.54)%      1.71%       1.71%       (0.77)%       --         311,796
        December 31, 2002       24.88         93.27      37.48%       1.75%       1.75%       (0.81)%       --         340,962
        December 31, 2001       11.78         68.39      20.81%       1.75%       1.75%       (0.39)%       --         128,237

INVERSE DYNAMIC OTC FUND H-CLASS
(FORMERLY, VENTURE 100 FUND)
        DECEMBER 31, 2005        (.62)        19.43      (1.25)%      1.66%       1.66%       (0.74)%       --         404,055
        December 31, 2004       (6.54)        20.05     (24.60)%      1.70%       1.70%       (0.77)%       --         294,779
        December 31, 2003      (45.12)        26.59     (62.92)%      1.71%       1.71%       (0.77)%       --         323,450
        December 31, 2002       22.84         71.71      50.92%       1.75%       1.75%       (0.80)%       --         299,375
        December 31, 2001       (2.57)        48.87      (5.00)%      1.75%       1.75%       (0.50)%       --         136,249

DYNAMIC DOW FUND H-CLASS
(FORMERLY, DYNAMIC DOW 30 FUND)
        DECEMBER 31, 2005        (.98)        24.40      (3.71)%      1.65%       1.65%       (0.67)%      410%         33,896
        December 31, 2004*        .38         25.38       1.52%       1.65%**     1.65%**     (0.72)%**    796%         37,218

INVERSE DYNAMIC DOW FUND H-CLASS
(FORMERLY, INVERSE DYNAMIC DOW 30 FUND)
        DECEMBER 31, 2005         .22         45.63       0.94%       1.67%       1.66%       (0.74)%       --          37,047
        December 31, 2004*      (4.59)        45.41      (8.80)%      1.67%**     1.67%**     (0.74)%**     --          17,712

  * Since the commencement of operations: February 20, 2004--Dynamic Dow Fund C-Class and H-Class and Inverse Dynamic Dow Fund C-Class and H-Class; September 1, 2004--Dynamic Dow Fund A-Class and Inverse Dynamic Dow Fund A-Class.

 **   Annualized

*** Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

  +   Calculated using the average daily shares outstanding for the period.

ss. Expense Ratios to Average Net Assets include expenses of the corresponding Master Portfolio.

BENCHMARK INFORMATION

STANDARD &POOR'S, NASDAQ AND DOW JONES & COMPANY (THE "INDEX PUBLISHERS") DO NOT SPONSOR, ENDORSE, SELL OR PROMOTE THE FUNDS AND MAKE NO REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBERS OF THE PUBLIC, REGARDING:

      o     THE ADVISABILITY OF INVESTING IN INDEX FUNDS;

      o     THE ABILITY OF ANY INDEX TO TRACK STOCK MARKET PERFORMANCE;

      o THE ACCURACY AND/OR THE COMPLETENESS OF THE AFOREMENTIONED INDICES OR ANY DATA INCLUDED THEREIN;

      o THE RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE INDICES OR DATA INCLUDED THEREIN; AND

      o THE MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN.

FURTHER, NONE OF THE INDEX PUBLISHERS:

      o     RECOMMEND THAT ANY PERSON INVEST IN THE FUNDS OR ANY OTHER
            SECURITIES;

      o HAVE ANY RESPONSIBILITY OR LIABILITY FOR OR MAKE ANY DECISIONS ABOUT THE TIMING, AMOUNT OR PRICING OF THE FUNDS, INCLUDING CALCULATION OF NAV;

      o HAVE ANY RESPONSIBILITY OR LIABILITY FOR THE ADMINISTRATION, MANAGEMENT OR MARKETING OF THE FUNDS;

      o CONSIDER THE NEEDS OF THE FUNDS OR THE INVESTORS IN THE FUNDS IN DETERMINING, COMPOSING OR CALCULATING THE INDEXES OR HAS ANY OBLIGATION TO DO SO;

      o WILL HAVE ANY LIABILITY IN CONNECTION WITH THE FUNDS OR FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN CONNECTION WITH THE INDEXES OR THE RELATED DATA;

      o WILL BE LIABLE FOR ANY LOST PROFITS OR INDIRECT PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF SUCH INDEX PUBLISHER KNOWS THAT THEY MIGHT OCCUR.

"STANDARD & POOR'S(R)," "S&P(R)," "S&P 500(R)," "STANDARD & POOR'S 500 AND "500," ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY RYDEX INVESTMENTS. THE RYDEX FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE RYDEX FUNDS.

DOW JONES, DOW JONES INDUSTRIAL AVERAGE SM , DJIA SM , OR OTHER RELEVANT MARKS/NAMES OF THE INDEX ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. DOW JONES HAS NO RELATIONSHIP TO THE RYDEX FUNDS, OTHER THAN THE LICENSING OF THE DOW JONES INDUSTRIAL AVERAGE (DJIA) AND ITS SERVICE MARKS FOR USE IN CONNECTION WITH THE FUNDS.

MORE INFORMATION ABOUT THE INDEX PUBLISHERS IS LOCATED IN THE SAI.

RYDEX INVESTMENTS PRIVACY POLICIES
RYDEX FUNDS, RYDEX GLOBAL ADVISORS, RYDEX DISTRIBUTORS, INC.,
RYDEX ADVISORY SERVICES AND RYDEX CAPITAL PARTNERS (COLLECTIVELY `RYDEX")
(NOT A PART OF THIS PROSPECTUS)
--------------------------------------------------------------------------------

OUR COMMITMENT TO YOU
When you become a Rydex investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone--whether it is your personal information or the fact that you are a current or former Rydex client.

THE INFORMATION WE COLLECT ABOUT YOU
In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Rydex account application or when you request a transaction that involves the Rydex Funds or one of the Rydex affiliated companies. "Nonpublic personal information" is personally identifiable private information about you. For example, it includes information regarding your name and address, social security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (E.G., purchase and redemption history).

HOW WE HANDLE YOUR PERSONAL INFORMATION
As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Rydex. For example, if you ask to transfer assets from another financial institution to Rydex, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Rydex investment products and services, we may share your information within the Rydex family of affiliated companies. This would include, for example, sharing your information within Rydex so we can make you aware of new Rydex funds or the services offered through another Rydex affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

OPT OUT PROVISIONS
--------------------------------------------------------------------------------
WE DO NOT SELL YOUR PERSONAL INFORMATION TO ANYONE. The law allows you to "opt out" of only certain kinds of information sharing with third parties. The Firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

HOW WE PROTECT PRIVACY ONLINE
Our concern for the privacy of our shareholders also extends to those who use our web site, WWW.RYDEXINVESTMENTS.COM. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Rydex web site offers customized features that require our use of "HTTP cookies"--tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Rydex web site. We do not use them to pull data from your hard drive, to learn your email address or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the Legal Information area on our web site for more details about web site security and privacy features.

HOW WE SAFEGUARD YOUR PERSONAL INFORMATION
We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

WE'LL KEEP YOU INFORMED
As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at WWW.RYDEXINVESTMENTS.COM. Should you have any questions regarding our Privacy Policy, contact us at
800.820.0888 or 301.296-5100.

      ADDITIONAL INFORMATION ABOUT THE FUNDS IS INCLUDED IN THE TRUST'S SAI DATED MAY 1, 2006 WHICH CONTAINS MORE DETAILED INFORMATION ABOUT THE FUNDS. THE SAI HAS BEEN FILED WITH THE SEC AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE SEC MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS EACH SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE SEC PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.551.8090). YOU MAY REQUEST DOCUMENTS BY MAIL FROM THE SEC, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO: SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102. YOU MAY ALSO OBTAIN THIS INFORMATION UPON PAYMENT OF A DUPLICATION FEE, BY EMAILING THE SEC AT THE FOLLOWING
      ADDRESS: PUBLICINFO@SEC.GOV.

      YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEB SITE AT WWW.RYDEXINVESTMENTS.COM, OR WRITING TO RYDEX DYNAMIC FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE TRUST'S ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUNDS' PERFORMANCE DURING THEIR LAST FISCAL YEAR.


      NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

THE TRUST'S SEC REGISTRATION NUMBER IS 811-09525.

[LOGO] RydexInvestments
            Essential for modern markets TM

9601 Blackwell Road
Suite 500
Rockville, MD 20850
800.820.0888
www.rydexinvestments.com

--------------------------------------------------------------------------------
                               RYDEX DYNAMIC FUNDS
--------------------------------------------------------------------------------

                                                             RYDEX DYNAMIC FUNDS
                               A-CLASS AND C-CLASS SHARES PROSPECTUS May 1, 2006

                                                            DYNAMIC S&P 500 FUND
                                                      (FORMERLY, TITAN 500 FUND)
                                                    INVERSE DYNAMIC S&P 500 FUND
                                                    (FORMERLY, TEMPEST 500 FUND)
                                                                DYNAMIC OTC FUND
                                                   (FORMERLY, VELOCITY 100 FUND)
                                                        INVERSE DYNAMIC OTC FUND
                                                    (FORMERLY, VENTURE 100 FUND)
                                                                DYNAMIC DOW FUND
                                            (FORMERLY, LONG DYNAMIC DOW 30 FUND)
                                                        INVERSE DYNAMIC DOW FUND
                                         (FORMERLY, INVERSE DYNAMIC DOW 30 FUND)

                                                         [LOGO] RydexInvestments
                                                 Essential for modern markets TM

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS


         RYDEX DYNAMIC FUNDS OVERVIEW                X
                 Dynamic S&P 500 Fund                X
                 Inverse Dynamic S&P 500 Fund        X
                 Dynamic OTC Fund                    X
                 Inverse Dynamic OTC Fund            X
                 Dynamic Dow Fund                    X
                 Inverse Dynamic Dow Fund            X


         INVESTMENTS AND RISKS                       X
         SHAREHOLDER INFORMATION                     X
         TRANSACTION INFORMATION                     X
         SALES CHARGES                               X
         BUYING FUND SHARES                          X
         SELLING FUND SHARES                         X
         EXCHANGING FUND SHARES                      X
         RYDEX ACCOUNT POLICIES                      X
         DISTRIBUTION AND SHAREHOLDER SERVICES       X
         DIVIDENDS AND DISTRIBUTIONS                 X
         TAX INFORMATION                             X
         MANAGEMENT OF THE FUNDS                     X
         FINANCIAL HIGHLIGHTS                        X
         BENCHMARK INFORMATION                       X

Please see the Rydex Funds' Privacy Policy inside the back cover of this Prospectus.

                               RYDEX DYNAMIC FUNDS
                                 A-CLASS SHARES
                                 C-CLASS SHARES
            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850
             800.820.0888 o 301.296.5100 o WWW.RYDEXINVESTMENTS.COM


Rydex Dynamic Funds (the "Trust") is a mutual fund complex offering professionally managed investment portfolios. This Prospectus describes the Dynamic S&P 500 Fund, Inverse Dynamic S&P 500 Fund, Dynamic OTC Fund, Inverse Dynamic OTC Fund, Dynamic Dow Fund, and Inverse Dynamic Dow Fund (the "Funds" or the "Dynamic Funds").

A-Class Shares and C-Class Shares of the Funds are sold through broker-dealers and other financial institutions ("financial intermediaries") whose clients take part in certain strategic and tactical asset allocation investment programs. Investors may exchange shares of the Funds through the Rydex web site - www.rydexinvestments.com - and over the phone.


RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

o MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

o ARE NOT FEDERALLY INSURED

o ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

o ARE NOT BANK DEPOSITS

o ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

DYNAMIC S&P 500 FUND
--------------------------------------------------------------------------------
A-CLASS (RYTTX)                                                  C-CLASS (RYCTX)


FUND OBJECTIVE


The Dynamic S&P 500 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500(R) Index (the "underlying index").


If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY


The Fund pursues its investment objective through what is sometimes referred to as a "master-feeder arrangement." The Fund invests all of its assets in the Dynamic S&P 500 Master Fund, a separate series of the Trust with an identical investment objective.

The Dynamic S&P 500 Master Fund employs as its portfolio investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, futures and options contracts enable the Dynamic S&P 500 Master Fund to pursue its objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Dynamic S&P 500 Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Dynamic S&P 500 Master Fund also may purchase equity securities that are generally within the capitalization range of the S&P 500(R) Index at the time of purchase, although the Dynamic S&P 500 Master Fund may purchase equity securities of any capitalization range.

Under normal circumstances, the Dynamic S&P 500 Master Fund will invest substantially all (at least 80%) of its assets in financial instruments with economic characteristics that should perform similarly to those of the underlying index. This is a non-fundamental policy that can be changed by the Dynamic S&P 500 Master Fund upon 60 days' prior notice to shareholders.


PRINCIPAL RISKS


In addition to those risks common to investing in any Fund, the Dynamic S&P 500 Master Fund is subject to a number of other risks that may affect the value of its shares, including:

MARKET RISK - Due to market conditions, the value of the Fund's investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.


ACTIVE TRADING RISK - A significant portion of the Fund's assets come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.


DERIVATIVES RISK - The Fund's use of equity derivatives such as futures, options, and swap agreements to pursue its investment objective may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET SEGMENT RISK - The Fund is subject to the risk that large capitalization stocks may underperform other segments of the equity market or equity markets as a whole.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.


SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.


TRACKING ERROR RISK - The Fund's investment adviser may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because the Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.


TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.


EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges will result in the Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.


INVESTOR PROFILE

Investors who expect the S&P 500(R) Index to go up and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500(R) Index goes down.

PERFORMANCE


The bar chart and table show the performance of the C-Class Shares of the Dynamic S&P 500 Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

DYNAMIC S&P 500 FUND

2001       -34.60%     HIGHEST QUARTER RETURN          31.09%
                       (quarter ended 06/30/03)
2002       -47.09%     LOWEST QUARTER RETURN          -35.18%
                       (quarter ended 09/30/02)
2003       +52.07%

2004        16.72%
2005        2.56%

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2005) 1

                                                                                                    SINCE INCEPTION
A-CLASS SHARES                                                                      PAST 1 YEAR       (09/01/04) 4
--------------------------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                                  3.39%             17.21%
RETURN AFTER TAXES ON DISTRIBUTIONS 2                                               -1.88%             12.69%
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES 2                       -0.99%             10.90%
S&P 500(R) INDEX 3                                                                   4.91%             11.52%

                                                                                                    SINCE INCEPTION
C-CLASS SHARES                                                       PAST 1 YEAR    PAST 5 YEARS         (11/27/00)
--------------------------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                  2.56%          -8.83%             -9.83%
RETURN AFTER TAXES ON DISTRIBUTIONS 2                                2.15%          -8.90%             -9.90%
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES 2        1.66%          -7.31%             -8.10%
S&P 500(R) INDEX 3                                                   4.91%           0.54%              0.13%


1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2 AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURN AFTER TAXES ON DISTRIBUTIONS ASSUMES A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUMES ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.


3 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

4     INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS.


FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Dynamic S&P 500 Fund.

                                                                                    A-CLASS          C-CLASS
-------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES 1                                                                  NONE             NONE
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES 2                                  4.75%            NONE
(AS A PERCENTAGE OF INITIAL PURCHASE PRICE)
MAXIMUM DEFERRED SALES CHARGE (LOAD) 3                                              NONE             1.00%
(AS A PERCENTAGE OF INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER

IS LOWER)
ANNUAL FUND OPERATING EXPENSES 4
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES                                                                     0.90%            0.90%
DISTRIBUTION (12B-1) AND SHAREHOLDER SERVICE FEES                                   0.25%            1.00%
OTHER EXPENSES 5                                                                    0.54%            0.51%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                1.69%            2.41%


1 THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

2 REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

3 THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO AN ARRANGEMENT WITH THE DISTRIBUTOR TO FOREGO
      TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.


4 THIS TABLE AND THE EXAMPLE INCLUDE BOTH THE FEES PAID BY THE FUND AND ITS SHARE OF THE FEES OF THE DYNAMIC S&P 500 MASTER FUND.

5 OTHER EXPENSES HAVE BEEN RESTATED TO REFLECT A LOWER LEVEL OF TAX EXPENSE FOR THE CURRENT FISCAL YEAR. LAST YEAR THE FUND WAS SUBJECT TO A GREATER LEVEL OF TAX EXPENSE DUE TO AN ERROR. THE ADVISOR REIMBURSED THE FUND THE ENTIRE AMOUNT OF THAT ADDITIONAL TAX EXPENSE. HAD THE EXPENSES NOT BEEN RESTATED IN THE TABLE ABOVE, OTHER EXPENSES WOULD HAVE BEEN 0.62% AND 0.60% FOR A-CLASS SHARES AND C-CLASS SHARES, RESPECTIVELY, AND TOTAL ANNUAL OPERATING EXPENSES WOULD HAVE BEEN 1.77% AND 2.50% FOR A-CLASS SHARES AND C-CLASS SHARES, RESPECTIVELY.



EXAMPLE


This Example is intended to help you compare the cost of investing in A-Class Shares or C-Class Shares of the Dynamic S&P 500 Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Dynamic S&P 500 Fund                               1 YEAR       3 YEARS      5 YEARS     10 YEARS
----------------------------------------------------------------------------------------------------
A-CLASS SHARES                                      $644        $999         $1,376       $2,433

C-CLASS SHARES

   IF YOU SELL YOUR SHARES AT THE END OF THE        $353        $778         $1,329       $2,831
   PERIOD:

   IF YOU DO NOT SELL YOUR SHARES AT THE END        $253        $778         $1,329       $2,831
   OF THE PERIOD:

INVERSE DYNAMIC S&P 500 FUND
--------------------------------------------------------------------------------
A-CLASS (RYTMX)                                                  C-CLASS (RYCBX)


FUND OBJECTIVE


The Inverse Dynamic S&P 500 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the S&P 500(R) Index (the "underlying index").


If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index increases, the value of the Fund's shares should decrease on a daily basis by 200% of the value of any increase in the underlying index (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY


The Fund pursues its investment objective through what is sometimes referred to as a "master-feeder arrangement." The Fund invests all of its assets in the Inverse Dynamic S&P 500 Master Fund, a separate series of the Trust with an identical investment objective.

The Inverse Dynamic S&P 500 Master Fund employs as its portfolio investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, futures and options contracts enable the Inverse Dynamic S&P 500 Master Fund to pursue its objective without selling short each of the securities included in the benchmark. On a day-to-day basis, the Inverse Dynamic S&P 500 Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Under normal circumstances, the Inverse Dynamic S&P 500 Master Fund will invest substantially all (at least 80%) of its assets in financial instruments with economic characteristics that should perform opposite to those of the underlying index. This is a non-fundamental policy that can be changed by the Inverse Dynamic S&P 500 Master Fund upon 60 days' prior notice to shareholders.


PRINCIPAL RISKS


In addition to those risks common to investing in any Fund, the Inverse Dynamic S&P 500 Master Fund is subject to a number of other risks that may affect the value of its shares, including:

MARKET RISK - Due to market conditions, the value of the Fund's investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.


ACTIVE TRADING RISK - A significant portion of the Fund's assets come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.


DERIVATIVES RISK - The Fund's use of equity derivatives such as futures, options, and swap agreements to pursue its investment objective may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET SEGMENT RISK - The Fund is subject to the risk that large capitalization stocks may outperform other segments of the equity market or equity markets as a whole.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SHORT SALES RISK - Short sales are transactions in which a fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.


SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.


TRACKING ERROR RISK - The Fund's investment adviser may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because the Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.


TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.


EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges will result in the Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.


INVESTOR PROFILE

Investors who expect the S&P 500(R) Index to go down and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500(R) Index goes up.

PERFORMANCE


The bar chart and table show the performance of the C-Class Shares of the Inverse Dynamic S&P 500 Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

INVERSE DYNAMIC S&P 500 FUND

2002       36.54%      HIGHEST QUARTER RETURN         32.79%
                       (quarter ended 09/30/02)

2003       -43.98%     LOWEST QUARTER RETURN          -26.44%
                       (quarter ended 06/30/03)

2004       -20.67%

2005       -5.28%

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2005) 1

                                                                                   SINCE INCEPTION
A-CLASS SHARES                                                       PAST 1 YEAR      (09/01/04) 4
---------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                  -4.53%           -16.35%
RETURN AFTER TAXES ON DISTRIBUTIONS 2                                -9.63%           -19.72%
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES 2        -5.91%           -16.57%
S&P 500(R) INDEX 3                                                    4.91%            11.52%

                                                                                   SINCE INCEPTION
C-CLASS SHARES                                                       PAST 1 YEAR        (03/07/01)
---------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                  -5.28%            -8.83%
RETURN AFTER TAXES ON DISTRIBUTIONS 2                                -5.88%            -9.01%
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES 2        -3.44%            -7.37%
S&P 500(R) INDEX 3                                                    4.91%             1.46%


1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2 AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURN AFTER TAXES ON DISTRIBUTIONS ASSUMES A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUMES ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.


3 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY S&P. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

4     INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS.


FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Inverse Dynamic S&P 500 Fund.

                                                                                  A-CLASS          C-CLASS
-------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES 1                                                                NONE             NONE
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES 2                                4.75%            NONE
(AS A PERCENTAGE OF INITIAL PURCHASE PRICE)
MAXIMUM DEFERRED SALES CHARGE (LOAD) 3                                            NONE             1.00%
(AS A PERCENTAGE OF INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER

IS LOWER)
ANNUAL FUND OPERATING EXPENSES 4
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES                                                                   0.90%            0.90%
DISTRIBUTION (12B-1) AND SHAREHOLDER SERVICE FEES                                 0.25%            1.00%
OTHER EXPENSES 5                                                                  0.52%            0.51%
TOTAL ANNUAL FUND OPERATING EXPENSES                                              1.67%            2.41%


1 THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

2 REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

3 THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO AN ARRANGEMENT WITH THE DISTRIBUTOR TO FOREGO
      TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.


4 THIS TABLE AND THE EXAMPLE INCLUDE BOTH THE FEES PAID BY THE FUND AND ITS SHARE OF THE FEES OF THE INVERSE DYNAMIC S&P 500 MASTER FUND.

5 OTHER EXPENSES HAVE BEEN RESTATED TO REFLECT A LOWER LEVEL OF TAX EXPENSE FOR THE CURRENT FISCAL YEAR. LAST YEAR THE FUND WAS SUBJECT TO A GREATER LEVEL OF TAX EXPENSE DUE TO AN ERROR. THE ADVISOR REIMBURSED THE FUND THE ENTIRE AMOUNT OF THAT ADDITIONAL TAX EXPENSE. HAD THE EXPENSES NOT BEEN RESTATED IN THE TABLE ABOVE, OTHER EXPENSES WOULD HAVE BEEN 0.62% AND 0.61% FOR A-CLASS SHARES AND C-CLASS SHARES, RESPECTIVELY, AND TOTAL ANNUAL OPERATING EXPENSES WOULD HAVE BEEN 1.77% AND 2.51% FOR A-CLASS SHARES AND C-CLASS SHARES, RESPECTIVELY.


EXAMPLE


This Example is intended to help you compare the cost of investing in A-Class Shares or C-Class Shares of the Inverse Dynamic S&P 500 Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Inverse Dynamic S&P 500 Fund                    1 YEAR     3 YEARS     5 YEARS     10 YEARS
----------------------------------------------------------------------------------------------
A-CLASS SHARES                                    $642      $993        $1,366      $2,412

C-CLASS SHARES

   IF YOU SELL YOUR SHARES AT THE END OF THE      $353      $778        $1,329      $2,831
   PERIOD:

   IF YOU DO NOT SELL YOUR SHARES AT THE END      $253      $778        $1,329      $2,831
   OF THE PERIOD:

DYNAMIC OTC FUND
--------------------------------------------------------------------------------
A-CLASS (RYVLX)                                                  C-CLASS (RYCCX)


FUND OBJECTIVE


The Dynamic OTC Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the NASDAQ 100 Index(R) (the "underlying index").


If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY


The Fund pursues its investment objective through what is sometimes referred to as a "master-feeder arrangement." The Fund invests all of its assets in the Dynamic OTC Master Fund, a separate series of the Trust with an identical investment objective.

The Dynamic OTC Master Fund employs as its portfolio investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, and futures and options contracts enable the Dynamic OTC Master Fund to pursue its objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Dynamic OTC Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Dynamic OTC Master Fund also may purchase equity securities. The Dynamic OTC Master Fund also may purchase equity securities that are generally within the capitalization range of the Nasdaq 100 Index(R) at the time of purchase, although the Dynamic OTC Master Fund may purchase equity securities of any capitalization range.


PRINCIPAL RISKS


In addition to those risks common to investing in any Fund, the Dynamic OTC Master Fund is subject to a number of other risks that may affect the value of its shares, including:

MARKET RISK - Due to market conditions, the value of the Fund's investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.


ACTIVE TRADING RISK - A significant portion of the Fund's assets come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.


DERIVATIVES RISK - The Fund's use of equity derivatives such as futures, options, and swap agreements to pursue its investment objective may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET SEGMENT RISK - The Fund is subject to the risk that the over-the-counter market may underperform other segments of the equity market or equity markets as a whole.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

MEDIUM ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of medium capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large capitalization companies.


SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.


TRACKING ERROR RISK - The Fund's investment adviser may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because the Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.


TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.


EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges will result in the Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.


INVESTOR PROFILE

Investors who expect the NASDAQ 100 Index(R) to go up and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the NASDAQ 100 Index(R) goes down.

PERFORMANCE


The bar chart and table show the performance of the C-Class Shares of the Dynamic OTC Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

DYNAMIC OTC FUND

2001       -69.90%     HIGHEST QUARTER RETURN          73.85%
                       (quarter ended 12/31/01)

2002       -69.19%     LOWEST QUARTER RETURN          -62.97%
                       (quarter ended 09/30/01)
2003        98.54%

2004        13.76%

2005        -3.89%

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2005) 1

                                                                                                 SINCE INCEPTION
A-CLASS SHARES                                                                    PAST 1 YEAR      (09/01/04) 4
-----------------------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                               -3.09%            22.91%
RETURN AFTER TAXES ON DISTRIBUTIONS 2                                             -7.85%            18.35%
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES 2                     -4.99%            15.71%
NASDAQ 100(R) INDEX 3                                                              1.90%            14.68%

                                                                                                 SINCE INCEPTION
C-CLASS SHARES                                                       PAST 1 YEAR  PAST 5 YEARS        (11/20/00)
-----------------------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                  -3.89%       -27.43%           -32.76%
RETURN AFTER TAXES ON DISTRIBUTIONS 2                                -4.08%       -27.57%           -32.89%
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES 2        -2.52%       -20.38%           -23.11%
NASDAQ 100(R) INDEX 3                                                 1.90%        -6.61%            -9.64%


1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.


2 AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURN AFTER TAXES ON DISTRIBUTIONS ASSUMES A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUMES ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

3 THE NASDAQ 100 INDEX(R) IS AN UNMANAGED MODIFIED CAPITALIZATION WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET ("NASDAQ"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

4     INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS.


FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Dynamic OTC Fund.

                                                                                     A-CLASS          C-CLASS
----------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES 1                                                                   NONE             NONE
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES 2                                   4.75%            NONE
(AS A PERCENTAGE OF INITIAL PURCHASE PRICE)
MAXIMUM DEFERRED SALES CHARGE (LOAD) 3                                               NONE             1.00%

(AS A PERCENTAGE OF INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER
IS LOWER)
ANNUAL FUND OPERATING EXPENSES 4
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES                                                                      0.90%            0.90%
DISTRIBUTION (12B-1) AND SHAREHOLDER SERVICE FEES                                    0.25%            1.00%
OTHER EXPENSES 5                                                                     0.51%            0.50%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                 1.66%            2.40%


1 THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

2 REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

3 THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO AN ARRANGEMENT WITH THE DISTRIBUTOR TO FOREGO
      TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.


4 THIS TABLE AND THE EXAMPLE INCLUDE BOTH THE FEES PAID BY THE FUND AND ITS SHARE OF THE FEES OF THE DYNAMIC OTC MASTER FUND.

5 OTHER EXPENSES HAVE BEEN RESTATED TO REFLECT A LOWER LEVEL OF TAX EXPENSE FOR THE CURRENT FISCAL YEAR. LAST YEAR THE FUND WAS SUBJECT TO A GREATER LEVEL OF TAX EXPENSE DUE TO AN ERROR. THE ADVISOR REIMBURSED THE FUND THE ENTIRE AMOUNT OF THAT ADDITIONAL TAX EXPENSE. HAD THE EXPENSES NOT BEEN RESTATED IN THE TABLE ABOVE, OTHER EXPENSES WOULD HAVE BEEN 0.54% AND 0.53% FOR A-CLASS SHARES AND C-CLASS SHARES, RESPECTIVELY, AND TOTAL ANNUAL OPERATING EXPENSES WOULD HAVE BEEN 1.69% AND 2.43% FOR A-CLASS SHARES AND C-CLASS SHARES, RESPECTIVELY.


EXAMPLE


This Example is intended to help you compare the cost of investing in A-Class Shares or C-Class Shares of the Dynamic OTC Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Dynamic OTC Fund                                 1 YEAR   3 YEARS    5 YEARS     10 YEARS
-----------------------------------------------------------------------------------------------
A-CLASS SHARES                                    $641      $989      $1,361      $2,401

C-CLASS SHARES

   IF YOU SELL YOUR SHARES AT THE END OF THE      $352      $775      $1,324      $2,821
   PERIOD:

   IF YOU DO NOT SELL YOUR SHARES AT THE END      $252      $775      $1,324      $2,821
   OF THE PERIOD:

INVERSE DYNAMIC OTC FUND
--------------------------------------------------------------------------------
A-CLASS (RYVTX)                                                  C-CLASS (RYCDX)


FUND OBJECTIVE


The Inverse Dynamic OTC Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the NASDAQ 100 Index(R) (the "underlying index").


If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index increases, the value of the Fund's shares should decrease on a daily basis by 200% of the value of any increase in the underlying index (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY


The Fund pursues its investment objective through what is sometimes referred to as a "master-feeder arrangement." The Fund invests all of its assets in the Inverse Dynamic OTC Master Fund, a separate series of the Trust with an identical investment objective.

The Inverse Dynamic OTC Master Fund employs as its portfolio investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, futures and options contracts enable the Inverse Dynamic OTC Master Fund to pursue its objective without selling short each of the securities included in the benchmark. On a day-to-day basis, the Inverse Dynamic OTC Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.


PRINCIPAL RISKS


In addition to those risks common to investing in any Fund, the Inverse Dynamic OTC Master Fund is subject to a number of other risks that may affect the value of its shares, including:

MARKET RISK - Due to market conditions, the value of the Fund's investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.


ACTIVE TRADING RISK - A significant portion of the Fund's assets come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.


DERIVATIVES RISK - The Fund's use of equity derivatives such as futures, options, and swap agreements to pursue its investment objective may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET SEGMENT RISK - The Fund is subject to the risk that the over-the-counter market may outperform other segments of the equity market or equity markets as a whole.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SHORT SALES RISK - Short sales are transactions in which a fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.


SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.


TRACKING ERROR RISK - The Fund's investment adviser may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because the Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.


TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.


EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges will result in the Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.


INVESTOR PROFILE

Investors who expect the NASDAQ 100 Index(R) to go down and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the NASDAQ 100 Index(R) goes up.

PERFORMANCE


The bar chart and table show the performance of the C-Class Shares of the Inverse Dynamic OTC Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

INVERSE DYNAMIC OTC FUND

2002        50.09%     HIGHEST QUARTER RETURN          66.50%
                       (quarter ended 06/30/02)

2003       -63.21%     LOWEST QUARTER RETURN          -37.17%
                       (quarter ended 12/31/02)

2004       -25.20%

2005        -2.00%

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2005) 1

                                                                                   SINCE INCEPTION
A-CLASS SHARES                                                       PAST 1 YEAR      (09/01/04) 4
---------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                  -1.25%           -23.30%
RETURN AFTER TAXES ON DISTRIBUTIONS 2                                -6.55%           -26.42%
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES 2        -3.88%           -22.18%
NASDAQ 100 INDEX(R) 3                                                 1.90%            14.68%

                                                                                   SINCE INCEPTION
C-CLASS SHARES                                                       PAST 1 YEAR        (03/08/01)
---------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                  -2.00%           -19.97%
RETURN AFTER TAXES ON DISTRIBUTIONS 2                                -2.66%           -20.27%
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES 2        -1.32%           -15.70%
NASDAQ 100 INDEX(R) 3                                                 1.90%            -3.13%


1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.


2 AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURN AFTER TAXES ON DISTRIBUTIONS ASSUMES A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUMES ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

3 THE NASDAQ 100 INDEX(R) IS AN UNMANAGED MODIFIED CAPITALIZATION WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON NASDAQ. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

4     INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS.


FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Inverse Dynamic OTC Fund.

                                                                                    A-CLASS          C-CLASS
---------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES 1                                                                  NONE             NONE
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES 2                                  4.75%            NONE
(AS A PERCENTAGE OF INITIAL PURCHASE PRICE)
MAXIMUM DEFERRED SALES CHARGE (LOAD) 3                                              NONE             1.00%
(AS A PERCENTAGE OF INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER

IS LOWER)
ANNUAL FUND OPERATING EXPENSES 4
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES                                                                     0.90%            0.90%
DISTRIBUTION (12B-1) AND SHAREHOLDER SERVICE FEES                                   0.25%            1.00%
OTHER EXPENSES                                                                      0.53%            0.50%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                1.68%            2.40%


1 THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

2 REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

3 THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO AN ARRANGEMENT WITH THE DISTRIBUTOR TO FOREGO
      TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.


4 THIS TABLE AND THE EXAMPLE INCLUDE BOTH THE FEES PAID BY THE FUND AND ITS SHARE OF THE FEES OF THE INVERSE DYNAMIC OTC MASTER FUND.


EXAMPLE


This Example is intended to help you compare the cost of investing in A-Class Shares or C-Class Shares of the Inverse Dynamic OTC Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Inverse Dynamic OTC Fund                        1 YEAR    3 YEARS    5 YEARS     10 YEARS
--------------------------------------------------------------------------------------------
A-CLASS SHARES                                    $643      $996      $1,371      $2,422

C-CLASS SHARES

   IF YOU SELL YOUR SHARES AT THE END OF THE      $352      $775      $1,324      $2,821
   PERIOD:

   IF YOU DO NOT SELL YOUR SHARES AT THE END      $252      $775      $1,324      $2,821
   OF THE PERIOD:

DYNAMIC DOW FUND
--------------------------------------------------------------------------------
A-CLASS (RYLDX)                                                  C-CLASS (RYCYX)


FUND OBJECTIVE

The Dynamic Dow Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Dow Jones Industrial Average (SM) (the "underlying index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the value of the underlying index (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Fund pursues its investment objective through what is sometimes referred to as a "master-feeder arrangement." The Fund invests all of its assets in the Dynamic Dow Master Fund, a separate series of the Trust with an identical investment objective.


The Dynamic Dow Master Fund employs as its portfolio investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, futures and options contracts enable the Dynamic Dow Master Fund to pursue its objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Dynamic Dow Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Dynamic Dow Master Fund also may purchase equity securities. The Dynamic Dow Master Fund also may purchase equity securities that are generally within the capitalization range of the Dow Jones Industrial Average (SM) at the time of purchase, although the Dynamic Dow Master Fund may purchase equity securities of any capitalization range.

Under normal circumstances, the Dynamic Dow Master Fund will invest substantially all (at least 80%) of its assets in financial instruments with economic characteristics that should perform similarly to those of the underlying index. This is a non-fundamental policy that can be changed by the Dynamic Dow Master Fund upon 60 days' prior notice to shareholders.


PRINCIPAL RISKS


In addition to those risks common to investing in any Fund, the Dynamic Dow Master Fund is subject to a number of other risks that may affect the value of its shares, including:

MARKET RISK - Due to market conditions, the value of the Fund's investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.


ACTIVE TRADING RISK - A significant portion of the Fund's assets come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.


DERIVATIVES RISK - The Fund's use of equity derivatives such as futures, options, and swap agreements to pursue its investment objective may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET SEGMENT RISK - The Fund is subject to the risk that large capitalization stocks may underperform other segments of the equity market or equity markets as a whole.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.


SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.


TRACKING ERROR RISK - The Fund's investment adviser may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because the Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.


TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.


EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges will result in the Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.


INVESTOR PROFILE

Investors who expect the Dow Jones Industrial Average (SM) to go up and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Dow Jones Industrial Average (SM) goes down.

PERFORMANCE


The bar chart and table show the performance of the C-Class Shares of the Dynamic Dow Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

DYNAMIC DOW FUND

2005       -4.44%      HIGHEST QUARTER RETURN          4.97%
                       (quarter ended 09/30/05)

                       LOWEST QUARTER RETURN          -5.79%
                       (quarter ended 03/31/05)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2005) 1

                                                                                   SINCE INCEPTION
A-CLASS SHARES                                                       PAST 1 YEAR      (09/01/04) 4
---------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                  -3.78%             5.60%
RETURN AFTER TAXES ON DISTRIBUTIONS 2                                -8.40%             1.80%
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES 2        -5.41%             1.54%
DOW JONES INDUSTRIAL AVERAGE(SM) 3                                    1.72%             6.39%

                                                                                   SINCE INCEPTION
C-CLASS SHARES                                                       PAST 1 YEAR        (02/20/04)
---------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                  -4.44%            -1.95%
RETURN AFTER TAXES ON DISTRIBUTIONS 2                                -4.47%            -1.97%
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES 2        -2.86%            -1.66%
DOW JONES INDUSTRIAL AVERAGE(SM) 3                                    1.72%             2.71%

1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2 AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURN AFTER TAXES ON DISTRIBUTIONS ASSUMES A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUMES ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

3 THE DOW JONES INDUSTRIAL AVERAGE (SM) IS A PRICE-WEIGHTED INDEX OF 30 "BLUE-CHIP" U.S. STOCKS. THE INDEX IS PUBLISHED BY DOW JONES & COMPANY, INC. ("DOW JONES") AND THE COMPONENT STOCKS ARE SELECTED BY EDITORS OF THE WALL STREET JOURNAL. THE COMPONENTS TEND TO BE MARKET LEADERS IN THEIR RESPECTIVE INDUSTRIES AND THEIR STOCKS ARE TYPICALLY WIDELY HELD BY INDIVIDUALS AND INSTITUTIONAL INVESTORS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

4     INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS.


FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Dynamic Dow Fund.

                                                                                 A-CLASS          C-CLASS
------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES 1                                                               NONE             NONE
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES 2                               4.75%            NONE
(AS A PERCENTAGE OF INITIAL PURCHASE PRICE)
MAXIMUM DEFERRED SALES CHARGE (LOAD) 3                                           NONE             1.00%
(AS A PERCENTAGE OF INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE,
WHICHEVER IS LOWER)
ANNUAL FUND OPERATING EXPENSES 4
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

MANAGEMENT FEES                                                                  0.90%            0.90%
DISTRIBUTION (12B-1) AND SHAREHOLDER SERVICE FEES                                0.25%            1.00%
OTHER EXPENSES                                                                   0.52%            0.49%
TOTAL ANNUAL FUND OPERATING EXPENSES                                             1.67%            2.39%


1 THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.


2 REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."


3 THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO AN ARRANGEMENT WITH THE DISTRIBUTOR TO FOREGO
      TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.


4 THIS TABLE AND THE EXAMPLE INCLUDE BOTH THE FEES PAID BY THE FUND AND ITS SHARE OF THE FEES OF THE DYNAMIC DOW MASTER FUND.


EXAMPLE


This Example is intended to help you compare the cost of investing in A-Class Shares or C-Class Shares of the Dynamic Dow Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Dynamic Dow Fund                                 1 YEAR   3 YEARS    5 YEARS     10 YEARS
----------------------------------------------------------------------------------------------
A-CLASS SHARES                                    $642      $993      $1,366      $2,412

C-CLASS SHARES

   IF YOU SELL YOUR SHARES AT THE END OF THE      $351      $772      $1,319      $2,810
   PERIOD:

   IF YOU DO NOT SELL YOUR SHARES AT THE END      $251      $772      $1,319      $2,810
   OF THE PERIOD:

INVERSE DYNAMIC DOW FUND
--------------------------------------------------------------------------------
A-CLASS (RYIDX)                                                  C-CLASS (RYCZX)


FUND OBJECTIVE


The Inverse Dynamic Dow Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the Dow Jones Industrial Average (SM) (the "underlying index").


If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index increases, the value of the Fund's shares should decrease on a daily basis by 200% of the value of any increase in the underlying index (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY


The Fund pursues its investment objective through what is sometimes referred to as a "master-feeder arrangement." The Fund invests all of its assets in the Inverse Dynamic Dow Master Fund, a separate series of the Trust with an identical investment objective.

The Inverse Dynamic Dow Master Fund employs as its portfolio investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, futures and options contracts enable the Inverse Dynamic Dow Master Fund to pursue its objective without selling short each of the securities included in the benchmark. On a day-to-day basis, the Inverse Dynamic Dow Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Under normal circumstances, the Inverse Dynamic Dow Master Fund will invest substantially all (at least 80%) of its assets in financial instruments with economic characteristics that should perform opposite to those of the underlying index. This is a non-fundamental policy that can be changed by the Inverse Dynamic Dow Master Fund upon 60 days' prior notice to shareholders.


PRINCIPAL RISKS


In addition to those risks common to investing in any Fund, the Inverse Dynamic Dow Master Fund is subject to a number of other risks that may affect the value of its shares, including:

MARKET RISK - Due to market conditions, the value of the Fund's investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.


ACTIVE TRADING RISK - A significant portion of the Fund's assets come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.


DERIVATIVES RISK - The Fund's use of equity derivatives such as futures, options, and swap agreements to pursue its investment objective may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET SEGMENT RISK - The Fund is subject to the risk that large capitalization stocks may outperform other segments of the equity market or equity markets as a whole.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SHORT SALES RISK - Short sales are transactions in which a fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.


SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.


TRACKING ERROR RISK - The Fund's investment adviser may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because the Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.


TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.


EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges will result in the Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.


INVESTOR PROFILE

Investors who expect the Dow Jones Industrial Average (SM) to go down and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Dow Jones Industrial Average (SM) goes up.

PERFORMANCE


The bar chart and table show the performance of the C-Class Shares of the Inverse Dynamic Dow Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

INVERSE DYNAMIC DOW FUND

2005       0.12%       HIGHEST QUARTER RETURN          4.70%
                       (quarter ended 03/31/05)

                       LOWEST QUARTER RETURN          -5.43%
                       (quarter ended 09/30/05)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2005) 1

                                                                                   SINCE INCEPTION
A-CLASS SHARES                                                       PAST 1 YEAR      (09/01/04) 4
---------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                   0.94%            -8.75%
RETURN AFTER TAXES ON DISTRIBUTIONS 2                                -3.94%           -12.19%
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES 2        -2.44%           -10.27%
DOW JONES INDUSTRIAL AVERAGE SM 3                                     1.72%             6.39%

                                                                                   SINCE INCEPTION
C-CLASS SHARES                                                       PAST 1 YEAR        (02/20/04)
---------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                  0.12%            -5.11%
RETURN AFTER TAXES ON DISTRIBUTIONS 2                                0.02%            -5.24%
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES 2        0.14%            -4.39%
DOW JONES INDUSTRIAL AVERAGE SM 3                                    1.72%             2.71%

1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2 AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURN AFTER TAXES ON DISTRIBUTIONS ASSUMES A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUMES ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

3 THE DOW JONES INDUSTRIAL AVERAGE (SM) IS A PRICE-WEIGHTED INDEX OF 30 "BLUE-CHIP" U.S. STOCKS. THE INDEX IS PUBLISHED BY DOW JONES AND THE COMPONENT STOCKS ARE SELECTED BY EDITORS OF THE WALL STREET JOURNAL. THE COMPONENTS TEND TO BE MARKET LEADERS IN THEIR RESPECTIVE INDUSTRIES AND THEIR STOCKS ARE TYPICALLY WIDELY HELD BY INDIVIDUALS AND INSTITUTIONAL INVESTORS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

4     INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS.


FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Inverse Dynamic Dow Fund.

                                                                           A-CLASS          C-CLASS
------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES 1                                                         NONE             NONE
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES 2                         4.75%            NONE
(AS A PERCENTAGE OF INITIAL PURCHASE PRICE)
MAXIMUM DEFERRED SALES CHARGE (LOAD) 3                                     NONE             1.00%
(AS A PERCENTAGE OF INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE,
WHICHEVER IS LOWER)
ANNUAL FUND OPERATING EXPENSES 4
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

MANAGEMENT FEES                                                            0.90%            0.90%
DISTRIBUTION (12B-1) AND SHAREHOLDER SERVICE FEES                          0.25%            1.00%
OTHER EXPENSES 5                                                           0.54%            0.51%
TOTAL ANNUAL FUND OPERATING EXPENSES                                       1.69%            2.41%


1 THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

2 REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

3 THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO AN ARRANGEMENT WITH THE DISTRIBUTOR TO FOREGO
      TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.


4 THIS TABLE AND THE EXAMPLE INCLUDE BOTH THE FEES PAID BY THE FUND AND ITS SHARE OF THE FEES OF THE INVERSE DYNAMIC DOW MASTER FUND.

5 OTHER EXPENSES HAVE BEEN RESTATED TO REFLECT A LOWER LEVEL OF TAX EXPENSE FOR THE CURRENT FISCAL YEAR. LAST YEAR THE FUND WAS SUBJECT TO A GREATER LEVEL OF TAX EXPENSE DUE TO AN ERROR. THE ADVISOR REIMBURSED THE FUND THE ENTIRE AMOUNT OF THAT ADDITIONAL TAX EXPENSE. HAD THE EXPENSES NOT BEEN RESTATED IN THE TABLE ABOVE, OTHER EXPENSES WOULD HAVE BEEN 0.55% AND 0.52% FOR A-CLASS SHARES AND C-CLASS SHARES, RESPECTIVELY, AND TOTAL ANNUAL OPERATING EXPENSES WOULD HAVE BEEN 1.70% AND 2.42% FOR A-CLASS SHARES AND C-CLASS SHARES, RESPECTIVELY.



EXAMPLE


This Example is intended to help you compare the cost of investing in A-Class Shares or C-Class Shares of the Inverse Dynamic Dow Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Inverse Dynamic Dow Fund                        1 YEAR     3 YEARS      5 YEARS     10 YEARS
---------------------------------------------------------------------------------------------
A-CLASS SHARES                                    $644      $999        $1,376      $2,433

C-CLASS SHARES

   IF YOU SELL YOUR SHARES AT THE END OF THE      $353      $778        $1,329      $2,831
   PERIOD:

   IF YOU DO NOT SELL YOUR SHARES AT THE END      $253      $778        $1,329      $2,831
   OF THE PERIOD:

MORE INFORMATION ABOUT THE FUNDS
--------------------------------------------------------------------------------
INVESTMENTS AND RISKS


Each Dynamic Fund's objective is to provide investment results that match the performance measured on a daily basis of a specific benchmark. The investment objective of each Dynamic Fund is non-fundamental and may be changed without shareholder approval. The current benchmark used by each Dynamic Fund is set forth below:


FUND NAME                        BENCHMARK
------------------------------   -----------------------------------------------
DYNAMIC S&P 500 FUND             200% OF THE PERFORMANCE OF THE S&P 500(R) INDEX
INVERSE DYNAMIC S&P 500 FUND     200% OF THE INVERSE (OPPOSITE) PERFORMANCE OF
                                 THE S&P 500(R) INDEX
DYNAMIC OTC FUND                 200% OF THE PERFORMANCE OF THE NASDAQ 100 INDEX(R)
INVERSE DYNAMIC OTC FUND         200% OF THE INVERSE (OPPOSITE) PERFORMANCE OF
                                 THE NASDAQ 100 INDEX(R)
DYNAMIC DOW FUND                 200% OF THE PERFORMANCE OF THE DOW JONES
                                 INDUSTRIAL AVERAGE SM
INVERSE DYNAMIC DOW FUND         200% OF THE INVERSE (OPPOSITE) PERFORMANCE OF
                                 THE DOW JONES INDUSTRIAL AVERAGE SM


A BRIEF GUIDE TO THE BENCHMARKS


THE S&P 500(R) INDEX. The S&P 500(R) Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. As of December 31, 2005, the S&P 500(R) Index included companies with an average capitalization from $768 million to $370 billion.

THE NASDAQ 100 INDEX(R). The NASDAQ 100 Index(R) is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on NASDAQ. As of December 31, 2005, the NASDAQ 100 Index(R) included companies with an average capitalization from $2 billion to $278 billion.

THE DOW JONES INDUSTRIAL AVERAGE SM. The Dow Jones Industrial Average (SM) is a price-weighted index of 30 "blue-chip" U.S. stocks. The index is published by Dow Jones and the component stocks are selected by editors of the Wall Street Journal. The components tend to be market leaders in their respective industries and their stocks are typically widely held by individuals and institutional investors. As of December 31, 2005, the Dow Jones Industrial Average(SM) included companies with an average capitalization from $11 billion to $370 billion.


--------------------------------------------------------------------------------
UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds which use leverage as part of their investment strategy. The following simple examples provide an illustration:

EXAMPLE A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

EXAMPLE B: Assume you invested $100 in Fund B, a fund that seeks to return 200% of the performance of the same index. On day one, the value of your shares in Fund B would be expected to increase $20 (20% of $100) to $120. On day two, however, the value of your shares in the leveraged fund would be expected to decrease $24 (20% of $120) to $96.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B). In addition, because of the effect of compounding, the performance of a leveraged fund is more likely to match the performance of its underlying index on a daily basis than over an extended period of time.
--------------------------------------------------------------------------------

MASTER-FEEDER INVESTMENT STRUCTURE


Each Fund reserves the right to pursue its investment objective through what is referred to as a "master-feeder arrangement." As discussed in their respective Fund Overviews, the Dynamic S&P 500 Fund, Inverse Dynamic S&P 500 Fund, Dynamic OTC Fund, Inverse Dynamic OTC Fund, Dynamic Dow Fund, and Inverse Dynamic Dow Fund (the "Feeder Funds") pursue their respective investment objectives indirectly by investing through a master-feeder arrangement. Under a master-feeder arrangement, a Feeder Fund's investment portfolio is comprised solely of shares of a "master fund," which is a separate mutual fund that has an identical investment objective. For example, the Dynamic S&P 500 Fund acts as a "feeder fund," holding shares of its master fund as its only investment. As a result, each Feeder Fund has an indirect interest in all of the securities owned by the master fund. Because of this indirect interest, the Feeder Fund's investment returns should be the same as those of the master fund, adjusted for Fund expenses.

Rydex Investments (the "Advisor") manages the investment portfolios of the Feeder Funds and their corresponding master funds. Under the master-feeder arrangement, investment advisory fees and custody fees are charged at the master-fund level, and other administrative costs are charged at the feeder-fund level. This arrangement avoids a "layering" of fees, e.g., each Feeder Fund's Total Annual Operating Expenses would be no higher as a result of investing in a master-feeder arrangement than they would be if the Fund pursued its investment objectives directly. In addition, the Feeder Funds may discontinue investing through the master-feeder arrangement and pursue their investment objectives directly if a Feeder Fund's Board of Trustees determines that doing so would be in the best interests of shareholders.

ADVISOR'S PORTFOLIO INVESTMENT STRATEGY IN MANAGING THE DYNAMIC FUNDS


In managing the Dynamic Funds, the Advisor uses a "passive" investment strategy to manage each Fund's portfolio, meaning that the Advisor does not attempt to select securities based on their individual potential to perform better than the market. The Advisor's primary objective is to match the performance of each Fund's benchmark as closely as possible on a daily basis. The Advisor uses quantitative analysis techniques to structure each Fund to obtain the highest correlation to its particular benchmark. The Advisor does not engage in temporary defensive investing, keeping each Fund's assets fully invested in all market environments. The Advisor monitors each Fund on an ongoing basis, and makes adjustments to its portfolio, as necessary, to minimize tracking error and to maximize liquidity.


The Advisor pursues the Dynamic Funds' investment objectives by regularly utilizing leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices. In addition, the Advisor will regularly utilize short selling techniques designed to help the performance to inversely correlate to 200% of the performance of the relevant benchmark for the Inverse Dynamic S&P 500 and Inverse Dynamic Dow Funds.


WHO MAY WANT TO INVEST IN THE RYDEX DYNAMIC FUNDS

The Dynamic Funds may be appropriate for investors who believe that over the long term, the value of a particular index will increase or decrease, and that by investing with the objective of doubling the index's daily return they will achieve superior results over time. Investors should understand that since each Fund seeks to double the daily performance of the index underlying its benchmark, it should have twice the daily volatility of a conventional index fund. This increases the potential risk of loss.

The Dynamic Funds may be appropriate for investors who use a portfolio investment strategy that relies on frequent buying, selling, or exchanging among stock mutual funds, since the Funds do not limit how often an investor may exchange among Funds. In addition, the Funds do not impose any transaction fees when investors exchange shares. The Funds provide multiple opportunities for investors to capitalize on market trends and to capture market momentum with intra-day Fund share pricing and trading. Dynamic asset allocators may also utilize intra-day trading as a defensive strategy to react to market movements before investments are adversely affected.


The Dynamic Funds may also be appropriate for investors who use an investment strategy that involves the strategic allocation of investments among different asset classes. By utilizing consistently applied leverage, the Funds' portfolio investment strategy can create alternative investment opportunities for strategic asset allocators who seek to match the daily return of the S&P 500(R) Index, Nasdaq 100 Index(R), or Dow Jones Industrial Average SM because less capital is needed to achieve a desired exposure. For example, an investor might invest $50,000 in a conventional S&P 500(R) Index fund. Alternatively, that same investor could invest half that amount - $25,000 - in the Dynamic S&P 500(R) Fund and target the same daily return. This increased cash position could then be used for a tactical overlay, such as the introduction of an additional asset class or an undervalued market sector.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the statement of additional information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.


PRINCIPAL RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds (which includes their respective "master fund") are subject to a number of risks that may affect the value of the Funds' shares.

MARKET RISK (ALL FUNDS) - The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Funds' equity securities and equity derivatives may fluctuate drastically from day to day. Because of their link to the equity markets, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.


NON-DIVERSIFICATION RISK (ALL FUNDS) - Since each Fund is non-diversified, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.


INDUSTRY CONCENTRATION RISK (ALL FUNDS) - None of the Funds will invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent the index underlying a Fund's benchmark is concentrated in a particular industry, a Fund will necessarily be concentrated in that industry. Currently, the index underlying the Dynamic OTC Fund's and the Inverse Dynamic OTC Fund's benchmark-- the Nasdaq 100 Index(R)--is concentrated in technology companies. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that a Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments.

TRACKING ERROR RISK (ALL FUNDS) - Tracking error risk refers to the risk that the Funds' returns may not match or correlate to the returns of their respective benchmarks on either a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Funds' investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error.

TRADING HALT RISK (ALL FUNDS) - The Funds typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the New York Stock Exchange ("NYSE"), have established limits on how much the securities market, based on the Dow Jones Industrial Average SM, may decline over various time periods within a day. If a security, an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Funds may temporarily be unable to purchase or sell the options or futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Funds price their shares may limit the Funds' ability to use leverage and may prevent the Funds from achieving their investment objectives. In such an event, the Funds also may be required to use a "fair-value" method to price their outstanding contracts or securities.


FUTURES AND OPTIONS RISK (ALL FUNDS) - The Funds may invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

      FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

      OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover their positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover their position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

      The risks associated with the Funds' use of futures and options contracts include:

      o The Funds experiencing losses over certain ranges in the market that exceed losses experienced by the funds that do not use futures contracts and options.

      o There may be an imperfect correlation between the changes in market value of the securities held by Funds and the prices of futures and options on futures.

      o Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Funds may be unable to close out their futures contracts at a time which is advantageous.

      o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

      o Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.


EARLY CLOSING RISK (ALL FUNDS) - The normal close of trading of securities listed on Nasdaq and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

SHORT SALES RISK (INVERSE DYNAMIC S&P 500, INVERSE DYNAMIC OTC AND INVERSE DYNAMIC DOW FUNDS) - Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when a Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the investment of the cash generated by the short sale. Similarly, when a Fund short sells an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases a Fund's unrealized gain or reduces a Fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that a Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause a Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SMALL AND MEDIUM ISSUER RISK (DYNAMIC OTC FUND) - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small and medium capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon relatively small management groups. These securities may trade over-the-counter or be listed on an exchange and may or may not pay dividends.

SWAP COUNTERPARTY CREDIT RISK (ALL FUNDS) - The Funds may enter into swap agreements, including but not limited to equity index or interest rate swap agreements, for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Funds will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.


PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

INVESTING WITH RYDEX:
--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION


A-Class Shares and C-Class Shares are offered exclusively through authorized securities brokers and other financial intermediaries.


OPENING YOUR ACCOUNT

You will need to open a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Funds. You can request an account application by calling Rydex shareholder services at 800.820.0888 or
301.296.5406 or simply download an application from the Rydex web site - www.rydexinvestments.com. For more information on opening an account, call Rydex shareholder services at 800.820.0888 or 301.296.5406 or visit www.rydexinvestments.com.


The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to fill out a different application than you would if you were opening a taxable account. When you call Rydex to request an account application, be sure to let the shareholder services representative know what type of account you want to open to ensure that you receive the correct application.


If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.


MINIMUM AMOUNTS

--------------------------------------------------------------------------------
The minimum initial investment amount and minimum account balance for A-Class Shares or C-Class Shares are:

o $1,000 for retirement accounts

o $2,500 for all other accounts

Accounts opened through a financial intermediary will be subject to your financial intermediary's minimum initial investment amount and minimum account balance, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Funds. Rydex reserves the right to modify its minimum account requirements at any time, with or without prior notice to you. Purchases of C-Class Shares of a Fund requested in an amount or $1,000,000 or more will be automatically made in A-Class Shares of that Fund.
--------------------------------------------------------------------------------


TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

o You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.


o Attach a copy of the trust document when establishing a trust account.


o When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of corporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

o You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

o BE SURE TO SIGN THE APPLICATION.

o If you open an account directly with Rydex you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of he information is correct. Notify us promptly of any errors.


TRANSACTION INFORMATION


This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Funds. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day"). All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Funds' transfer agent, distributor, or authorized dealer. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day's trading activity to the Funds' Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check or wire transfer.




---------------------------------------------------------------------------------------------------------
METHOD                              FUND           MORNING CUT-OFF             AFTERNOON CUT-OFF
---------------------------------------------------------------------------------------------------------
By Mail                             All Funds      Not Available               Market Close
---------------------------------------------------------------------------------------------------------
By Phone                            All Funds      10:30 AM Eastern Time       3:45 PM Eastern Time
---------------------------------------------------------------------------------------------------------
By Internet                         All Funds      10:30 AM Eastern Time       3:55 PM Eastern Time
---------------------------------------------------------------------------------------------------------
By Financial Intermediary           All Funds      10:30 AM Eastern Time*      Market Close*
---------------------------------------------------------------------------------------------------------

* EACH INTERMEDIARY MAY HAVE ITS OWN RULES ABOUT SHARE TRANSACTIONS, AND MAY HAVE DIFFERENT CUT-OFF TIMES FOR PROCESSING YOUR TRANSACTION ORDER.


--------------------------------------------------------------------------------
CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV.

Each Fund calculates its NAV by:

o Taking the current market value of its total assets

o Subtracting any liabilities

o Dividing that amount by the total number of shares owned by shareholders

The Dynamic Funds calculate NAV twice each Business Day, first in the morning and again in the afternoon. The morning NAV is calculated as of 10:45 a.m., Eastern Time and the afternoon NAV is calculated as of the regularly scheduled close of normal trading on the NYSE (normally 4:00 p.m., Eastern Time).

If the primary exchange or market where a Fund's securities or other investments trade closes early - such as on days in advance of holidays generally observed by participants in these markets - the Funds may calculate NAV as of the earlier closing time. On days when the exchange or market is scheduled to close early, such as the day before a holiday, the Dynamic Funds will only calculate NAV once at the close of the exchange or market. For more information on these early closings, please call 800.820.0888 or visit the Rydex web site - www.rydexinvestments.com.

In calculating NAV, each Fund generally values its investment portfolio based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or a Fund thinks that they are unreliable, the Fund prices those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to a Fund's NAV calculation. The Funds may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Funds calculate NAV.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.
--------------------------------------------------------------------------------

EARLY TRANSACTION CUT-OFF TIMES AND UNSCHEDULED FUND CLOSINGS


On any day that a Fund calculates NAV earlier than normal, as described above, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY


If you opened your account through a financial intermediary or other securities dealer, you will ordinarily submit your transaction orders through that financial intermediary or other securities dealer. Your intermediary is responsible for ensuring that your transaction order contains all of the necessary information, sometimes referred to as "good order," and promptly transmitting your order to the Funds. Transaction orders received in good order by your intermediary or securities dealer will be processed at the Fund's next determined NAV. Intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have different cut-off times for processing your transaction order. For more information about your financial intermediary's rules and procedures, you should contact your intermediary directly.


SALES CHARGES
--------------------------------------------------------------------------------



A-CLASS SHARES

A-Class Shares are sold at NAV, plus the applicable front-end sales charge. The sales charge is used to pay your financial intermediary a sales commission up to a total of 4.75% of the purchase price of your investment in connection with your initial purchase. However, in some cases, described below, your purchase may not be subject to an initial sales charge, and the offering price will be the net asset value. In other cases, you may be eligible for a reduced sales charge. The sales charge varies depending on the amount of your purchase. The current sales charge rates are as follows:

------------------------------------------------------------------------------
                                     SALES CHARGE AS %  SALES CHARGE AS % OF
AMOUNT OF INVESTMENT                 OF OFFERING PRICE   NET AMOUNT INVESTED
------------------------------------------------------------------------------
Less than $100,000                         4.75%                4.99%
------------------------------------------------------------------------------
$100,000 but less than $250,000            3.75%                3.90%
------------------------------------------------------------------------------
$250,000 but less than $500,000            2.75%                2.83%
------------------------------------------------------------------------------
$500,000 but less than $1,000,000          1.60%                1.63%
------------------------------------------------------------------------------
$1,000,000 or greater                        *                    *
------------------------------------------------------------------------------

* FOR INVESTMENTS OF $1 MILLION OR MORE, A-CLASS SHARES ARE SOLD AT NAV, WITHOUT ANY UP-FRONT SALES CHARGE. HOWEVER, IF YOU SELL YOUR SHARES WITHIN 18 MONTHS OF PURCHASE, YOU WILL NORMALLY HAVE TO PAY A 1.00% CONTINGENT DEFERRED SALES CHARGE ("CDSC") BASED ON YOUR INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER IS LOWER. THE CDSC IS USED TO REIMBURSE THE DISTRIBUTOR FOR PAYING YOUR FINANCIAL INTERMEDIARY A SALES COMMISSION UP TO A TOTAL OF 1.00% OF THE PURCHASE PRICE OF YOUR INVESTMENT IN CONNECTION WITH YOUR INITIAL PURCHASE. FOR MORE INFORMATION ABOUT WHETHER YOUR FINANCIAL INTERMEDIARY HAS ENTERED INTO SUCH AN ARRANGEMENT, CONTACT YOUR INTERMEDIARY DIRECTLY.

HOW TO REDUCE YOUR SALES CHARGE

You may be eligible to purchase A-Class Shares for reduced sales charges. To qualify for these reductions, you or your financial intermediary must provide sufficient information, IN WRITING AND AT THE TIME OF PURCHASE, to verify that your purchase qualifies for such treatment. For additional information, including information on aggregating purchases among related accounts to receive reduced sales charges, see the SAI. Consistent with the policies described in this prospectus, you and your "immediate family" (your spouse and your children under the age of 21) may combine your Fund holdings to reduce your sales charge. New purchases of A-Class Shares of the U.S. Government Money Market Fund (the "Rydex Money Market Fund"), which is offered in a separate prospectus, and existing holdings of A-Class Shares of the Rydex Money Market Fund that have not previously been subject to a sales charge will not be counted for purposes of reducing your sales charge on purchases of A-Class Shares of the Funds, as discussed below.


      o RIGHTS OF ACCUMULATION. To qualify for the lower sales charge rates that apply to larger purchases of A-Class Shares, you may combine your new purchases of A-Class Shares with the shares of any other A-Class Shares or C-Class Shares of Rydex Funds that you already own. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other A-Class and C-Class Shares that you own. Additionally, you may combine simultaneous purchases of A-Class Shares of one Fund with A-Class Shares of any other Fund to reduce the sales charge rate that applies to purchases of each Fund's A-Class Shares. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares. As discussed above, A-Class Shares of the Rydex Money

            Market Fund that have not been subject to a sales charge will not be counted for purposes of reducing your sales charge.


      o LETTERS OF INTENT. Under a Letter of Intent ("LOI"), you commit to purchase a specified dollar amount of A-Class Shares of Rydex Funds during a 13-month period. At your written request, A-Class Share purchases made during the previous 90 days may be included. The amount you agree to purchase determines the initial sales charge you pay. If the full-face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested. You are not legally bound by the terms of your LOI to purchase the amount of your shares stated in the LOI. The LOI does, however, authorize the Funds to hold in escrow 4% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Funds' transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased). As discussed above, A-Class Shares of the Rydex Money Market Fund that have not been subject to a sales charge will not be counted for purposes of reducing your sales charge.


      o REPURCHASE OF A-CLASS SHARES. If you have redeemed A-Class Shares of any Fund within the past 365 days, you may repurchase an equivalent amount of A-Class Shares of any Fund at NAV, without the normal front-end sales charge. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. You may exercise this privilege only once and must notify the Fund that you intend to do so in writing. The Fund must receive your purchase order within 365 days of your redemption. Note that if you reacquire shares through separate installments (e.g., through monthly or quarterly repurchases), the sales charge waiver will only apply to those portions of your repurchase order received within 365 days of your redemption.

SALES CHARGE WAIVERS

The sales charge on purchases of A-Class Shares is waived for certain types of investors, including:

o Directors and officers of any fund sponsored by the Advisor or any of its subsidiaries and their immediate families (e.g., spouse, children, mother or father).

o Employees of the Advisor and their immediate families, or any full-time employee or registered representative of the Distributor or of broker-dealers having dealer agreements with the Distributor (a "Selling Broker") and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).

o Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the Funds' shares and their immediate families.

o Participants in certain "wrap-fee" or asset allocation programs or other fee based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the Distributor.

o Any accounts established on behalf of registered investment advisers or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the Distributor.

o Separate accounts used to fund certain unregistered variable annuity contracts or Section 403(b) or 401(a) or (k) accounts.


The Funds do not accept NAV transfers. An NAV transfer occurs when you sell shares of a mutual fund other than a Rydex Fund and previously paid a front-end sales charge.


SALES CHARGE EXCEPTIONS

You will not pay initial sales charges on the following:


o purchases of A-Class Shares of the Rydex Money Market Fund, which are offered in a separate prospectus.


o     A-Class Shares purchased by reinvesting dividends and distributions.


o when exchanging A-Class Shares of one Fund for A-Class Shares of another Fund, unless you are exchanging A-Class Shares of the Rydex Money Market Fund that have not previously been subject to a sales charge.

SALES CHARGES
--------------------------------------------------------------------------------

C-CLASS SHARES

You can buy C-Class Shares at the offering price, which is the net asset value per share, without any up-front sales charge so that the full amount of your purchase is invested in the Funds. If you sell your shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your initial purchase price or current market value, whichever is lower. The CDSC is used to reimburse the Distributor for paying your financial intermediary a sales commission equal to 1.00% of the purchase price of your investment in connection with your initial purchase. If your intermediary has entered into arrangements with the Distributor to forego receipt of that initial 1.00% sales commission, the Fund will waive any otherwise applicable CDSC when you redeem your C-Class Shares. For more information about whether your broker-dealer has entered into such an arrangement, contact your intermediary directly.

WAIVER OF CDSC

The CDSC will be waived for the redemption of C-Class Shares:

o purchased through a financial intermediary that has entered into arrangements with the Distributor to forego transaction-based compensation in connection with the initial purchase;

o purchased by reinvesting dividends;

o following the death or disability of a shareholder; and

o that, in the aggregate, do not exceed 10% of the current market value of the Shares.

The policy of waiving the CDSC for certain redemptions may be modified or discontinued, with respect to new shareholders, at any time.


BUYING FUND SHARES
--------------------------------------------------------------------------------


The Funds offer their shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order.


      PURCHASE PROCEDURES


The Funds offer you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or Automated Clearing House ("ACH"). The Funds do not accept cash or cash equivalents (such as travelers' checks, money orders, bearer bonds), government checks, third-party checks, or checks drawn on a line of credit (including credit card convenience checks). Cashiers checks, bank checks, official checks and treasurers' checks less than or equal to $10,000 are also not accepted. Rydex reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interest of the Funds. You may buy shares and send your purchase proceeds by any of the methods described below:


------------------------------------------------------------------------------------------
                         INITIAL PURCHASE                   SUBSEQUENT PURCHASES
                 -------------------------------------------------------------------------
BY MAIL          Complete the account application  Complete the Rydex investment slip
IRA AND OTHER    that corresponds to the type of   included with your quarterly
RETIREMENT       account you are opening.          statement or send written purchase
ACCOUNTS                                           instructions that include:
REQUIRE          o MAKE SURE TO DESIGNATE WHICH
ADDITIONAL       RYDEX FUND(S) YOU WANT TO         o YOUR NAME
PAPERWORK.       PURCHASE.
                                                   o YOUR SHAREHOLDER ACCOUNT NUMBER
CALL RYDEX       o MAKE SURE YOUR INVESTMENT
SHAREHOLDER      MEETS THE ACCOUNT MINIMUM.        o WHICH RYDEX FUND(S) YOU WANT TO
SERVICES TO                                        PURCHASE.
REQUEST A
RETIREMENT       -------------------------------------------------------------------------
ACCOUNT                       Make your check payable to RYDEX INVESTMENTS.
INVESTOR         -------------------------------------------------------------------------
APPLICATION        Your check must be drawn on a U.S. bank and payable in U.S. Dollars.
KIT.             -------------------------------------------------------------------------
                 Include the name of the Rydex Fund(s) you want to purchase on your check.

                   IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR
                  INVESTMENT WILL BE CREDITED TO THE RYDEX U.S. GOVERNMENT MONEY MARKET
                             FUND, WHICH IS OFFERED IN A SEPARATE PROSPECTUS.
                 -------------------------------------------------------------------------
                  Mail your application and check        Mail your written purchase
                                to:                      instructions and check to:
                 -------------------------------------------------------------------------
                 MAILING ADDRESS:
                 Rydex Investments
                 Attn: Ops. Dept.
                 9601 Blackwell Road, Suite 500
                 Rockville, MD 20850

------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
                           INITIAL PURCHASE                  SUBSEQUENT PURCHASES
                  ------------------------------------------------------------------------
                  Submit new account paperwork, and    Be sure to designate in your wire
                  then call Rydex to obtain your       instructions which Rydex Fund(s)
                  account number.                            you want to purchase.

BY WIRE           o MAKE SURE TO DESIGNATE WHICH
                  RYDEX FUND(S) YOU WANT TO PURCHASE.

RYDEX             o MAKE SURE YOUR INVESTMENT MEETS
SHAREHOLDER       THE ACCOUNT MINIMUM.
SERVICES PHONE    ------------------------------------------------------------------------
NUMBER:           To obtain "same-day credit" (to get that Business Day's NAV) for your
800.820.0888      purchase order, YOU MUST CALL RYDEX SHAREHOLDER SERVICES AND PROVIDE
OR                THE FOLLOWING INFORMATION PRIOR TO THE TRANSACTION CUT-OFF TIME FOR
301.296.5406      THE RYDEX FUND(S) YOU ARE PURCHASING:

                  o Account Number

                  o Fund Name

                  o Amount of Wire

                  o Fed Wire Reference Number (upon request)

                  You will receive a confirmation number to verify that your purchase order has been accepted.

                   IF YOU DO NOT NOTIFY RYDEX SHAREHOLDER SERVICES OF THE INCOMING WIRE,
                     YOUR PURCHASE ORDER WILL NOT BE PROCESSED UNTIL THE BUSINESS DAY
                                    FOLLOWING THE RECEIPT OF THE WIRE.
                  ------------------------------------------------------------------------
                  WIRE INSTRUCTIONS:
                  U.S. Bank
                  Cincinnati, OH
                  Routing Number: 0420-00013
                  For Account of: Rydex Investments
                  Account Number: 48038-9030
                  [Your Name]
                  [Your shareholder account number]

                   IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR
                   INVESTMENT WILL BE CREDITED TO THE RYDEX U.S. GOVERNMENT MONEY MARKET
                             FUND, WHICH IS OFFERED IN A SEPARATE PROSPECTUS.
------------------------------------------------------------------------------------------
                           INITIAL PURCHASE                  SUBSEQUENT PURCHASES
                           ----------------                  --------------------
                  Submit new account paperwork, and   Send written purchase instructions
                  then call Rydex to obtain your      that include:
BY FAX            account number. Be sure to
(ACH)             complete the "Electronic Investing  o YOUR NAME
RYDEX FAX NUMBER: (via ACH)" section. Then, fax it
301.296.5103      to Rydex. (ONLY Individual, Joint   o YOUR SHAREHOLDER ACCOUNT NUMBER
                  and UGMA/UTMA accounts may be
                  opened by fax).                     o WHICH RYDEX FUND(S) YOU WANT TO
                                                      PURCHASE
                  o MAKE SURE TO INCLUDE A LETTER OF
                  INSTRUCTION REQUESTING THAT WE      o ACH BANK INFORMATION (IF NOT ON
                  PROCESS YOUR PURCHASE BY ACH.       RECORD)

                  o MAKE SURE TO DESIGNATE WHICH
                  RYDEX FUND(S) YOU WANT TO PURCHASE.

                  o MAKE SURE YOUR INVESTMENT MEETS
                  THE ACCOUNT MINIMUM.

------------------------------------------------------------------------------------------
BY                Follow the directions on the Rydex web site - www.rydexinvestments.com
INTERNET
(ACH)
------------------------------------------------------------------------------------------

CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

o if your bank does not honor your check for any reason


o if the transfer agent (Rydex) does not receive your wire transfer

o if the transfer agent (Rydex) does not receive your ACH transfer


o if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND(S) MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND(S) NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND(S) WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

SELLING FUND SHARES
--------------------------------------------------------------------------------


The Funds redeem their shares continuously and investors may sell their shares back to the Funds on any Business Day. You may redeem all or any portion of your Fund shares at the Funds' next determined NAV calculated, subject to any applicable CDSC, after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the next determined NAV after your redemption order is received in good order by the transfer agent.


The Funds may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the US Securities and Exchange Commission (the "SEC"). The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

      REDEMPTION PROCEDURES

You will submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account. The Funds offer you the option to send redemption orders by:


--------------------------------------------------------------------------------
                Rydex Investments
     MAIL       Attn: Ops. Dept.
                9601 Blackwell Road, Suite 500
                Rockville, MD 20850
--------------------------------------------------------------------------------
                301.296.5101
     FAX        If you send your redemption order by fax, you must call Rydex shareholder services at 800.820.0888 or 301.296.5406 to verify that your fax was received and when it will be processed.
--------------------------------------------------------------------------------
  TELEPHONE     800.820.0888 or 301.296.5406 (not available for retirement accounts)
--------------------------------------------------------------------------------

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

o your name

o your shareholder account number

o Fund name(s)

o dollar amount or number of shares you would like to sell


o whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)


o signature of account owner(s) (not required for telephone redemptions)


You may only place a redemption order if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.


RECEIVING YOUR REDEMPTION PROCEEDS


Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be wired on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR PURCHASE HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR PURCHASE TO CLEAR.

All redemptions will be mailed to your address of record, sent electronically via ACH or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE AND MAY NOT BE FAXED.


--------------------------------------------------------------------------------
SIGNATURE GUARANTEES

Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Funds.
--------------------------------------------------------------------------------

LOW BALANCE ACCOUNTS

To offset the administrative expense of servicing small accounts, the Funds may impose an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason. The Funds may redeem your shares if the value of your account falls below the required minimum investment amount. However, the Funds will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.



EXCHANGING FUND SHARES
--------------------------------------------------------------------------------


Unlike most mutual funds, the Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees. An exchange is when you sell shares of one Fund and use the proceeds from that sale to purchase shares of another Fund. Investors may make exchanges on any Business Day of A-Class or C-Class Shares of any Fund for the same Class of shares of any other Fund, on the basis of the respective net asset values of the shares involved.

Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other Rydex Funds not included in this Prospectus are subject to the Funds' transaction cut-off times. All exchange requests must be received by a Fund's transfer agent prior to the cut-off time of the Fund you are exchanging out of or the Fund you are exchanging into, whichever is earlier, to be processed at that Business Day's NAV. See "Exchanges with other Rydex Funds" below for additional information. The exchange privilege may be modified or discontinued at any time.


EXCHANGE PROCEDURES

The Funds offer you the option to send exchange requests by:


--------------------------------------------------------------------------------
                Rydex Investments
                Attn: Ops. Dept.
   MAIL         9601 Blackwell Road, Suite 500
                Rockville, MD 20850
--------------------------------------------------------------------------------
                301.296.5101
   FAX          If you send your exchange request by fax, you must call Rydex shareholder services at 800.820.0888 to verify that your fax was received and when it will be processed.
--------------------------------------------------------------------------------
TELEPHONE       800.820.0888 OR 301.296.5406
--------------------------------------------------------------------------------
 INTERNET       Follow the directions on the Rydex web site -
                www.rydexinvestments.com
--------------------------------------------------------------------------------


Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

o your name

o your shareholder account number

o Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging in to (buying)

o dollar amount, number of shares or percentage of Fund position involved in the exchange

o signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is typically $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies. This minimum may be waived for accounts that are part of an asset allocation strategy.

EXCHANGES WITH OTHER RYDEX FUNDS


Investors may make exchanges on any Business Day of A-Class or C-Class Shares of any Dynamic Fund for the same Class of shares of any Rydex Fund not offered in this Prospectus. While most Rydex Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Rydex Strategic Funds, Rydex Absolute Return Strategies Fund, and Rydex Hedged Equity Fund do not allow unlimited trading. If you are contemplating an exchange for A-Class or C-Class Shares of any Rydex Fund not offered in this Prospectus, you should obtain and review that Fund's current prospectus before making the exchange. You can obtain a prospectus for any Rydex Fund not described in this Prospectus by calling
800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydexinvestments.com.

RYDEX ACCOUNT POLICIES
--------------------------------------------------------------------------------

SHAREHOLDER IDENTIFICATION AND VERIFICATION


Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Funds may use this information to attempt to verify your identity. The Funds may not be able to establish an account if the necessary information is not received. The Funds may also place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if the Funds are unable to verify your identity after your account is established, the Funds may be required to redeem your shares and close your account.

Rydex provides accounts for US citizens and resident aliens. We will not open any new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax advisor. Non-resident aliens may hold Rydex Funds through an intermediary, subject to that intermediary's requirements.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under applicable law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.


CHANGES TO YOUR ACCOUNT


For information on what is required to make changes and/or additions to your account, please visit the Rydex web site at www.rydexinvestments.com to obtain the appropriate forms or call 800.820.0888 or 301.296.5406. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions on how to make this change.


TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Funds nor their transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Funds, nor their transfer agent, are responsible for internet transactions that are not received.


During periods of unusually high market activity or other times, it may be difficult to reach Rydex by telephone or access our internet site. Rydex and its affiliates will not be liable for any losses resulting from a cause over which Rydex or its affiliates does not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (e.g. if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex by your regular medium, consider sending written instructions.


STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

EDELIVERY SERVICES


eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Funds through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydexinvestments.com. The Funds reserve the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees for services associated with the following:

o $15 for wire transfers of redemption proceeds under $5,000

o $50 on purchase checks returned for insufficient funds

o $25 to stop payment of a redemption check within 10 Business Days of the settlement date

o $15 for standard overnight packages (fee may be higher for special delivery options)

o $25 for bounced draft checks or ACH transactions

o $15 per year for low balance accounts


o The Funds reserve the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.


Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES


Certain retirement plans such as IRA, Roth IRA, SEP and 403(b) accounts, are charged an annual $15 maintenance fee. Upon liquidating your retirement account, an additional $15 account-closing fee will be taken from the proceeds of your redemption.


FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Because the Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Funds' Board of Trustees has not adopted policies and procedures designed to prevent market timing or to monitor for frequent purchases and redemptions of Fund shares. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.


RIGHTS RESERVED BY THE FUNDS

The Funds reserve the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interest of the Funds or in cases where the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

Rydex provides accounts for US citizens and resident aliens. We will not open any new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax advisor. Non-resident aliens may hold Rydex Funds through an intermediary, subject to that intermediary's requirements.


DISTRIBUTION AND SHAREHOLDER SERVICES
--------------------------------------------------------------------------------



A-CLASS SHARES

The Funds have adopted a Distribution Plan (the "Plan") applicable to A-Class Shares that allows the Funds to pay distribution fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution services ("Service Providers"). The Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Distributor generally will, in turn, pay the Service Provider out of its fees. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

C-CLASS SHARES

The Funds have adopted a Distribution and Shareholder Services Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 applicable to C-Class Shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds' average daily net assets. The annual 0.75% distribution fee reimburses Rydex Distributors, Inc. (the "Distributor") for paying your intermediary an on-going sales commission. The annual 0.25% service fee compensates your intermediary for providing on-going services to you. The Distributor advances the first year's distribution and service fees, and retains the distribution and service fees on accounts with no authorized intermediary of record. Because the Fund pays these fees out of assets on an on-going basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

COMPENSATION TO DEALERS

Rydex Investments, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the discretion of Rydex Investments, to certain dealers who have sold shares of the Rydex Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex Funds and promote the retention of their customer's assets in the Funds. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex Fund's shares or the amount that any particular Rydex Fund will receive as proceeds from such sales. Rydex Investments determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with Rydex Investments. Rydex Investments periodically determines the advisability of continuing these payments. Rydex Investments may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex Funds that are conducted by dealers.


DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

TIMING OF PAYMENTS


Income dividends, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Funds, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interest of the shareholders of a Fund.


DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Funds in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Funds receive your written notice. To cancel your election, simply send written notice to the Funds. Dividends and distributions with values of $10 or less may be automatically reinvested.

TAX INFORMATION
--------------------------------------------------------------------------------

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

o Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

o The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income.

o Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

o Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.

o Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.


o Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a Fund from U.S. corporations, subject to certain limitations.


o Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year.

o Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.


o A Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

o If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.


TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR


Rydex Investments, 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment adviser and manager of the Funds. The Advisor has served as the investment adviser of Rydex Dynamic Funds since the Trust's inception in 1999. The Advisor also serves as the investment adviser of Rydex Series Funds, Rydex Variable Trust and Rydex ETF Trust, and serves as sub-adviser to several other mutual funds.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Funds will pay the Advisor a fee at an annualized rate based on the average daily net assets for each Fund, as set forth below:

FUND                                                        ADVISORY FEE
DYNAMIC S&P 500 FUND                                           0.90%*
INVERSE DYNAMIC S&P 500 FUND                                   0.90%*
DYNAMIC OTC FUND                                               0.90%*
INVERSE DYNAMIC OTC FUND                                       0.90%*
DYNAMIC DOW FUND                                               0.90%*

INVERSE DYNAMIC DOW FUND                                       0.90%*


*THE ADVISORY FEES PAID REPRESENT THE FEES PAID AT THE MASTER FUND LEVEL.

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.


A discussion regarding the basis for the Board's approval of the investment advisory agreement is available in the Trust's annual report to shareholders for the fiscal year ended December 31, 2005.


PORTFOLIO MANAGEMENT


Each Fund is managed by a team of investment professionals. The following portfolio managers are jointly and primarily responsible for the day-to-day management of the Funds. Each of the following portfolio managers is a member of Rydex's Investment Leadership Team and together they share final portfolio management decision-making authority.

MICHAEL P. BYRUM, CFA, has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, Government Long Bond Advantage, Inverse S&P 500 and Inverse OTC Funds, and helped to create the Rydex Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc.

JAMES R. KING, CFA, joined Rydex in 1996 and was promoted to assistant portfolio manager in 1997. In 1998, he became a portfolio manager and was promoted in 2001 to senior portfolio manager and currently serves as director of portfolio management. Mr. King has served as an interim director of equity trading and investment operations. Currently, Mr. King's team manages all of the Leveraged and inverse funds, as well as Rydex Sector Rotation Fund. Mr. King is a member of Rydex's Investment Leadership Team, which determines investment policy for all Rydex Funds. Prior to joining Rydex, he worked as a registered representative at DMG Securities. He holds a degree in finance from the University of Maryland. Mr. King has co-managed each of the Funds since their inception.

MICHAEL J. DELLAPA, CFA, joined Rydex in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) Advantage, Healthcare, Biotechnology, and Consumer Products funds. In 2005 Mr. Dellapa became director of investment research. Since joining Rydex, he has played a key role in developing research processes and systems to enhance current funds and develop new investment products. Mr. Dellapa is a member of Rydex's Investment Leadership Team, which determines investment policy for all Rydex Funds. Prior to joining Rydex, he worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the Funds' financial performance for the period of operations of the Funds' A-Class Shares or C-Class Shares, as applicable. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with the financial statements and related notes, appear in the Trust's 2005 Annual Reports. The 2005 Annual Reports are available by telephoning the transfer agent at
800.820.0888 or 301.296.5100. The 2005 Annual Reports are incorporated by reference in the SAI.


                                                                                                        DISTRIBUTIONS
                                                       NET REALIZED     NET INCREASE     DISTRIBUTIONS       FROM
                             NET ASSET       NET           AND           (DECREASE)          FROM             NET
                               VALUE,     INVESTMENT   UNREALIZED      IN NET ASSET           NET          REALIZED
                             BEGINNING      INCOME    GAINS (LOSSES)   VALUE RESULTING    INVESTMENT       CAPITAL         TOTAL
                             OF PERIOD     (LOSS)+    ON SECURITIES    FROM OPERATIONS      INCOME          GAINS      DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
DYNAMIC S&P 500 FUND A-CLASS
(FORMERLY, TITAN 500 FUND)
   DECEMBER 31, 2005            $38.13      $ (.28)       $ 1.56            $ 1.28          $ (.41)           $   --      $ (.41)
   December 31, 2004*            31.91        (.07)         6.29              6.22              --                --          --

DYNAMIC S&P 500 FUND C-CLASS
(FORMERLY, TITAN 500 FUND)
   DECEMBER 31, 2005             36.85        (.53)         1.46               .93            (.41)               --        (.41)
   December 31, 2004             31.57        (.52)         5.80              5.28              --                --          --
   December 31, 2003             20.76        (.38)        11.19             10.81              --                --          --
   December 31, 2002++           39.24        (.42)       (18.06)           (18.48)             --                --          --
   December 31, 2001++           60.00        (.57)       (20.19)           (20.76)             --                --          --


                                                                               RATIOS TO
                                                                          AVERAGE NET ASSETS:
                                                                   ----------------------------------
                             NET INCREASE   NET ASSET                                         NET                   NET ASSETS,
                            (DECREASE) IN     VALUE,      TOTAL                            INVESTMENT   PORTFOLIO     END OF
                               NET ASSET     END OF    INVESTMENT    GROSS        NET        INCOME      TURNOVER  PERIOD (000'S
                                VALUE        PERIOD      RETURN    EXPENSESss. EXPENSESss.   (LOSS)       RATE***     OMITTED)
-------------------------------------------------------------------------------------------------------------------------------
DYNAMIC S&P 500 FUND C-CLASS
(FORMERLY, TITAN 500 FUND)
   DECEMBER 31, 2005            $  .87       $39.00       3.39%       1.77%      1.69%        (0.76)%          77%    $ 4,272
   December 31, 2004*             6.22        38.13      19.49%       1.61%**    1.61%**      (0.68)%**       190%      1,555

DYNAMIC S&P 500 FUND C-CLASS
(FORMERLY, TITAN 500 FUND)
   DECEMBER 31, 2005               .52        37.37       2.56%       2.50%      2.41%        (1.48)%          77%     63,328
   December 31, 2004              5.28        36.85      16.72%       2.45%      2.45%        (1.52)%         190%     77,838
   December 31, 2003             10.81        31.57      52.07%       2.46%      2.46%        (1.52)%         769%     70,715
   December 31, 2002++          (18.48)       20.76     (47.09)%      2.50%      2.50%        (1.56)%       1,227%     11,491
   December 31, 2001++          (20.76)       39.24     (34.60)%      2.64%      2.50%        (2.08)%       1,494%      7,965


  * Since the commencement of operations: March 7, 2001--Inverse Dynamic S&P 500 Fund C-Class; September 1, 2004--Dynamic S&P 500 Fund A-Class and Inverse Dynamic S&P 500 Fund A-Class.

 **   Annualized

*** Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

  +   Calculated using the average daily shares outstanding for the year.

 ++ Per share amounts for periods ended December 31, 2001 through December 31, 2002 have been restated to reflect a 1:3 reverse stock split effective April 21, 2003.

 ss. Expense Ratios to Average Net Assets include expenses of the corresponding Master Portfolio.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                                                        DISTRIBUTIONS
                                                       NET REALIZED     NET INCREASE     DISTRIBUTIONS       FROM
                             NET ASSET       NET           AND           (DECREASE)          FROM             NET
                               VALUE,     INVESTMENT   UNREALIZED      IN NET ASSET           NET          REALIZED
                             BEGINNING      INCOME    GAINS (LOSSES)   VALUE RESULTING    INVESTMENT       CAPITAL         TOTAL
                             OF PERIOD     (LOSS)+    ON SECURITIES    FROM OPERATIONS      INCOME          GAINS      DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
INVERSE DYNAMIC S&P 500 FUND A-CLASS
(FORMERLY, TEMPEST 500 FUND)
   DECEMBER 31, 2005            $42.11      $ (.31)       $(1.62)           $(1.93)         $ (.69)           $   --      $ (.69)
   December 31, 2004*            50.99        (.11)        (8.77)            (8.88)             --                --          --

INVERSE DYNAMIC S&P 500 FUND C-CLASS
(FORMERLY, TEMPEST 500 FUND)
   DECEMBER 31, 2005             40.92        (.61)        (1.57)            (2.18)           (.69)               --        (.69)
   December 31, 2004             51.58        (.73)        (9.93)           (10.66)             --                --          --
   December 31, 2003             92.07       (1.03)       (39.46)           (40.49)             --                --          --
   December 31, 2002             67.98       (1.36)        26.19             24.83              --              (.74)       (.74)
   December 31, 2001*            61.02        (.88)         7.84              6.96              --                --          --


                                                                               RATIOS TO
                                                                          AVERAGE NET ASSETS:
                                                                   ----------------------------------
                             NET INCREASE   NET ASSET                                         NET                   NET ASSETS,
                            (DECREASE) IN     VALUE,      TOTAL                            INVESTMENT   PORTFOLIO     END OF
                               NET ASSET     END OF    INVESTMENT    GROSS        NET        INCOME      TURNOVER  PERIOD (000'S
                                VALUE        PERIOD      RETURN    EXPENSESss. EXPENSESss.   (LOSS)       RATE***     OMITTED)
-------------------------------------------------------------------------------------------------------------------------------
INVERSE DYNAMIC S&P 500 FUND
(FORMERLY, TEMPEST 500 FUND)
   DECEMBER 31, 2005            $(2.62)      $39.49       (4.53)%     1.77%        1.67%      (0.75)%        --       $ 4,633
   December 31, 2004*            (8.88)       42.11      (17.42)%     1.65%**      1.65%**    (0.72)%**      --         1,498

INVERSE DYNAMIC S&P 500 FUND
(FORMERLY, TEMPEST 500 FUND)
   DECEMBER 31, 2005             (2.87)       38.05       (5.28)%     2.51%        2.41%      (1.48)%        --        29,768
   December 31, 2004            (10.66)       40.92      (20.67)%     2.45%        2.45%      (1.52)%        --        28,465
   December 31, 2003            (40.49)       51.58      (43.98)%     2.46%        2.46%      (1.52)%        --        33,841
   December 31, 2002             24.09        92.07       36.54%      2.50%        2.50%      (1.49)%        --        16,786
   December 31, 2001*             6.96        67.98       11.41%      2.50%**      2.50%**    (1.52)%**      --         1,231

  * Since the commencement of operations: March 7, 2001--Inverse Dynamic S&P 500 Fund C-Class; September 1, 2004--Dynamic S&P 500 Fund A-Class and Inverse Dynamic S&P 500 Fund A-Class.

 **   Annualized

*** Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

  +   Calculated using the average daily shares outstanding for the year.

 ++ Per share amounts for periods ended December 31, 2001 through December 31, 2002 have been restated to reflect a 1:3 reverse stock split effective April 21, 2003.

ss. Expense Ratios to Average Net Assets include expenses of the corresponding Master Portfolio.

--------------------------------------------------------------------------------


                                                                                                        DISTRIBUTIONS
                                                       NET REALIZED     NET INCREASE     DISTRIBUTIONS       FROM
                             NET ASSET       NET           AND           (DECREASE)          FROM             NET
                               VALUE,     INVESTMENT   UNREALIZED      IN NET ASSET           NET          REALIZED
                             BEGINNING      INCOME    GAINS (LOSSES)   VALUE RESULTING    INVESTMENT       CAPITAL         TOTAL
                             OF PERIOD     (LOSS)+    ON SECURITIES    FROM OPERATIONS      INCOME          GAINS      DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
DYNAMIC OTC FUND A-CLASS
(FORMERLY, VELOCITY 100 FUND)
     DECEMBER 31, 2005         $ 22.72      $ (.15)       $ (.55)           $ (.70)         $ (.12)           $  --       $ (.12)
     December 31, 2004*          16.73        (.10)         6.09              5.99              --               --           --

DYNAMIC OTC FUND C-CLASS
(FORMERLY, VELOCITY 100 FUND)
     DECEMBER 31, 2005           21.41        (.28)         (.55)             (.83)           (.12)              --         (.12)
     December 31, 2004           18.82        (.27)         2.86              2.59              --               --           --
     December 31, 2003            9.69        (.22)         9.77              9.55              --             (.42)        (.42)
     December 31, 2002           31.45        (.19)       (21.57)           (21.76)             --               --           --
     December 31, 2001          104.50        (.45)       (72.60)           (73.05)             --               --           --

INVERSE DYNAMIC OTC FUND A-CLASS
(FORMERLY, VENTURE 100 FUND)
     DECEMBER 31, 2005           20.06        (.16)         (.11)             (.27)           (.35)              --         (.35)
     December 31, 2004*          28.20        (.04)        (8.10)            (8.14)             --               --           --

INVERSE DYNAMIC OTC FUND C-CLASS
(FORMERLY, VENTURE 100 FUND)
     DECEMBER 31, 2005           19.56        (.31)         (.10)             (.41)           (.35)              --         (.35)
     December 31, 2004           26.15        (.38)        (6.21)            (6.59)             --               --           --
     December 31, 2003           71.08        (.58)       (44.35)           (44.93)             --               --           --
     December 31, 2002           48.72       (1.13)        25.48             24.35              --            (1.99)       (1.99)
     December 31, 2001*          57.68        (.69)        (8.27)            (8.96)             --               --           --



                                                                               RATIOS TO
                                                                          AVERAGE NET ASSETS:
                                                                   ----------------------------------
                             NET INCREASE   NET ASSET                                         NET                   NET ASSETS,
                            (DECREASE) IN     VALUE,      TOTAL                            INVESTMENT   PORTFOLIO     END OF
                               NET ASSET     END OF    INVESTMENT    GROSS        NET        INCOME      TURNOVER  PERIOD (000'S
                                VALUE        PERIOD      RETURN    EXPENSESss. EXPENSESss.   (LOSS)       RATE***     OMITTED)
-------------------------------------------------------------------------------------------------------------------------------
DYNAMIC OTC FUND A-CLASS
(FORMERLY, VELOCITY 100 FUND)
     DECEMBER 31, 2005          $ (.82)      $21.90       (3.09)%      1.69%       1.66%      (0.74)%       133%       $ 5,195
     December 31, 2004*           5.99        22.72       35.80%       1.58%**     1.58%**    (0.65)%**     154%         2,308

DYNAMIC OTC FUND C-CLASS
(FORMERLY, VELOCITY 100 FUND)
     DECEMBER 31, 2005            (.95)       20.46       (3.89)%      2.43%       2.40%      (1.48)%       133%        56,765
     December 31, 2004            2.59        21.41       13.76%       2.44%       2.44%      (1.51)%       154%        86,591
     December 31, 2003            9.13        18.82       98.54%       2.46%       2.46%      (1.52)%       530%        54,498
     December 31, 2002          (21.76)        9.69      (69.19)%      2.50%       2.50%      (1.54)%       298%        15,311
     December 31, 2001          (73.05)       31.45      (69.90)%      2.50%       2.50%      (1.58)%       733%        15,205

INVERSE DYNAMIC OTC FUND A-CLASS
(FORMERLY, VENTURE 100 FUND)
     DECEMBER 31, 2005            (.62)       19.44       (1.25)%      1.68%       1.68%      (0.76)%        --          6,438
     December 31, 2004*          (8.14)       20.06      (28.87)%      1.54%**     1.54%**    (0.61)%**      --            639

INVERSE DYNAMIC OTC FUND C-CLASS
(FORMERLY, VENTURE 100 FUND)
     DECEMBER 31, 2005            (.76)       18.80       (2.00)%      2.40%       2.40%      (1.48)%        --         35,780
     December 31, 2004           (6.59)       19.56      (25.20)%      2.45%       2.45%      (1.52)%        --         27,640
     December 31, 2003          (44.93)       26.15      (63.21)%      2.46%       2.46%      (1.52)%        --         38,597
     December 31, 2002           22.36        71.08       50.09%       2.50%       2.50%      (1.60)%        --         22,654
     December 31, 2001*          (8.96)       48.72      (15.53)%      2.50%**     2.50%**    (1.42)%**      --          5,794

  * Since the commencement of operations: March 8, 2001--Inverse Dynamic OTC Fund C-Class; September 1, 2004--Dynamic OTC Fund A-Class and Inverse Dynamic OTC Fund A-Class.

 **   Annualized

*** Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

  +   Calculated using the average daily shares outstanding for the year.

ss. Expense Ratios to Average Net Assets include expenses of the corresponding Master Portfolio.

--------------------------------------------------------------------------------

                                                                                                        DISTRIBUTIONS
                                                       NET REALIZED     NET INCREASE     DISTRIBUTIONS       FROM
                             NET ASSET       NET           AND           (DECREASE)          FROM             NET
                               VALUE,     INVESTMENT   UNREALIZED      IN NET ASSET           NET          REALIZED
                             BEGINNING      INCOME    GAINS (LOSSES)   VALUE RESULTING    INVESTMENT       CAPITAL         TOTAL
                             OF PERIOD     (LOSS)+    ON SECURITIES    FROM OPERATIONS      INCOME          GAINS      DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
DYNAMIC DOW FUND A-CLASS
(FORMERLY, LONG DYNAMIC DOW 30 FUND)
     DECEMBER 31, 2005         $25.39       $ (.04)       $ (.92)           $ (.96)         $ (.01)           $ (.03)     $ (.04)
     December 31, 2004*         22.72         (.05)         2.72              2.67              --                --          --

DYNAMIC DOW FUND C-CLASS
(FORMERLY, LONG DYNAMIC DOW 30 FUND)
     DECEMBER 31, 2005          25.22         (.55)         (.57)            (1.12)           (.01)             (.03)       (.04)
     December 31, 2004*         25.00         (.30)          .52               .22              --                --          --

INVERSE DYNAMIC DOW FUND A-CLASS
(FORMERLY, INVERSE DYNAMIC DOW 30 FUND)
     DECEMBER 31, 2005          45.41         (.35)          .78               .43            (.07)             (.14)       (.21)
     December 31, 2004*         52.00         (.11)        (6.29)            (6.40)             --              (.19)       (.19)

INVERSE DYNAMIC DOW FUND C-CLASS
(FORMERLY, INVERSE DYNAMIC DOW 30 FUND)
     DECEMBER 31, 2005           45.10         (.70)          .76               .06            (.07)             (.14)       (.21)
     December 31, 2004*          50.00         (.69)        (4.02)            (4.71)             --              (.19)       (.19)


                                                                               RATIOS TO
                                                                          AVERAGE NET ASSETS:
                                                                   ----------------------------------
                             NET INCREASE   NET ASSET                                         NET                   NET ASSETS,
                            (DECREASE) IN     VALUE,      TOTAL                            INVESTMENT   PORTFOLIO     END OF
                               NET ASSET     END OF    INVESTMENT    GROSS        NET        INCOME      TURNOVER  PERIOD (000'S
                                VALUE        PERIOD      RETURN    EXPENSESss. EXPENSESss.   (LOSS)       RATE***     OMITTED)
-------------------------------------------------------------------------------------------------------------------------------
DYNAMIC DOW FUND A-CLASS
(FORMERLY, LONG DYNAMIC DOW 30 FUND)
     DECEMBER 31, 2005          $(1.00)      $24.39       (3.78)%     1.67%        1.67%      (0.17)%        410%      $1,522
     December 31, 2004*           2.67        25.39       11.75%      1.56%**      1.56%**    (0.63)%**      796%         359

DYNAMIC DOW FUND C-CLASS
(FORMERLY, LONG DYNAMIC DOW 30 FUND)
     DECEMBER 31, 2005           (1.16)       24.06       (4.44)%     2.39%        2.39%      (2.31)%        410%       3,988
     December 31, 2004*            .22        25.22        0.88%      2.41%**      2.41%**    (1.48)%**      796%       4,368

INVERSE DYNAMIC DOW FUND A-CLASS
(FORMERLY, INVERSE DYNAMIC DOW 30 FUND)
     DECEMBER 31, 2005             .22        45.63        0.94%      1.70%        1.69%      (0.77)%         --        1,177
     December 31, 2004*          (6.59)       45.41      (12.30)%     1.62%**      1.62%**    (0.69)%**       --          347

INVERSE DYNAMIC DOW FUND C-CLASS
(FORMERLY, INVERSE DYNAMIC DOW 30 FUND)
     DECEMBER 31, 2005            (.15)       44.95        0.12%      2.42%        2.41%      (1.49)%         --        1,907
     December 31, 2004*          (4.90)       45.10       (9.42)%     2.43%**      2.43%**    (1.50)%**       --          455

  * Since the commencement of operations: February 20, 2004--Dynamic Dow Fund C-Class and H-Class and Inverse Dynamic Dow Fund C-Class and H-Class; September 1, 2004--Dynamic Dow Fund A-Class and Inverse Dynamic Dow Fund A-Class.

 **   Annualized

*** Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

  +   Calculated using the average daily shares outstanding for the period.

ss. Expense Ratios to Average Net Assets include expenses of the corresponding Master Portfolio.

BENCHMARK INFORMATION

STANDARD &POOR'S, NASDAQ AND DOW JONES & COMPANY (THE "INDEX PUBLISHERS") DO NOT SPONSOR, ENDORSE, SELL OR PROMOTE THE FUNDS AND MAKE NO REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBERS OF THE PUBLIC, REGARDING:

      o     THE ADVISABILITY OF INVESTING IN INDEX FUNDS;

      o     THE ABILITY OF ANY INDEX TO TRACK STOCK MARKET PERFORMANCE;

      o THE ACCURACY AND/OR THE COMPLETENESS OF THE AFOREMENTIONED INDICES OR ANY DATA INCLUDED THEREIN;

      o THE RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE INDICES OR DATA INCLUDED THEREIN; AND

      o THE MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN.

FURTHER, NONE OF THE INDEX PUBLISHERS:

      o     RECOMMEND THAT ANY PERSON INVEST IN THE FUNDS OR ANY OTHER
            SECURITIES;

      o HAVE ANY RESPONSIBILITY OR LIABILITY FOR OR MAKE ANY DECISIONS ABOUT THE TIMING, AMOUNT OR PRICING OF THE FUNDS, INCLUDING CALCULATION OF NAV;

      o HAVE ANY RESPONSIBILITY OR LIABILITY FOR THE ADMINISTRATION, MANAGEMENT OR MARKETING OF THE FUNDS;

      o CONSIDER THE NEEDS OF THE FUNDS OR THE INVESTORS IN THE FUNDS IN DETERMINING, COMPOSING OR CALCULATING THE INDEXES OR HAS ANY OBLIGATION TO DO SO;

      o WILL HAVE ANY LIABILITY IN CONNECTION WITH THE FUNDS OR FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN CONNECTION WITH THE INDEXES OR THE RELATED DATA;

      o WILL BE LIABLE FOR ANY LOST PROFITS OR INDIRECT PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF SUCH INDEX PUBLISHER KNOWS THAT THEY MIGHT OCCUR.

"STANDARD & POOR'S(R)," "S&P(R)," "S&P 500(R)," "STANDARD & POOR'S 500 AND "500," ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY RYDEX INVESTMENTS. THE RYDEX FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE RYDEX FUNDS.

DOW JONES, DOW JONES INDUSTRIAL AVERAGE SM , DJIA SM , OR OTHER RELEVANT MARKS/NAMES OF THE INDEX ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. DOW JONES HAS NO RELATIONSHIP TO THE RYDEX FUNDS, OTHER THAN THE LICENSING OF THE DOW JONES INDUSTRIAL AVERAGE (DJIA) AND ITS SERVICE MARKS FOR USE IN CONNECTION WITH THE FUNDS.

MORE INFORMATION ABOUT THE INDEX PUBLISHERS IS LOCATED IN THE SAI.

(NOT A PART OF THIS PROSPECTUS)
RYDEX INVESTMENTS PRIVACY POLICIES
RYDEX FUNDS, RYDEX GLOBAL ADVISORS, RYDEX DISTRIBUTORS, INC.,
RYDEX ADVISORY SERVICES AND RYDEX CAPITAL PARTNERS (COLLECTIVELY `RYDEX")
--------------------------------------------------------------------------------

OUR COMMITMENT TO YOU
When you become a Rydex investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone--whether it is your personal information or the fact that you are a current or former Rydex client.

THE INFORMATION WE COLLECT ABOUT YOU
In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Rydex account application or when you request a transaction that involves the Rydex Funds or one of the Rydex affiliated companies. "Nonpublic personal information" is personally identifiable private information about you. For example, it includes information regarding your name and address, social security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (E.G., purchase and redemption history).

HOW WE HANDLE YOUR PERSONAL INFORMATION
As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Rydex. For example, if you ask to transfer assets from another financial institution to Rydex, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Rydex investment products and services, we may share your information within the Rydex family of affiliated companies. This would include, for example, sharing your information within Rydex so we can make you aware of new Rydex funds or the services offered through another Rydex affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

OPT OUT PROVISIONS
--------------------------------------------------------------------------------
WE DO NOT SELL YOUR PERSONAL INFORMATION TO ANYONE. The law allows you to "opt out" of only certain kinds of information sharing with third parties. The Firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

HOW WE PROTECT PRIVACY ONLINE
Our concern for the privacy of our shareholders also extends to those who use our web site, WWW.RYDEXINVESTMENTS.COM. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Rydex web site offers customized features that require our use of "HTTP cookies"--tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Rydex web site. We do not use them to pull data from your hard drive, to learn your email address or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the Legal Information area on our web site for more details about web site security and privacy features.

HOW WE SAFEGUARD YOUR PERSONAL INFORMATION
We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

WE'LL KEEP YOU INFORMED
As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at WWW.RYDEXINVESTMENTS.COM. Should you have any questions regarding our Privacy Policy, contact us at
800.820.0888 or 301.296-5100.

      ADDITIONAL INFORMATION ABOUT THE FUNDS IS INCLUDED IN THE TRUST'S SAI DATED MAY 1, 2006, WHICH CONTAINS MORE DETAILED INFORMATION ABOUT THE FUNDS. THE SAI HAS BEEN FILED WITH THE SEC AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE SEC MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS EACH SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE SEC PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.551.8090). YOU MAY REQUEST DOCUMENTS BY MAIL FROM THE SEC, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO: SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102. YOU MAY ALSO OBTAIN THIS INFORMATION UPON PAYMENT OF A DUPLICATION FEE, BY EMAILING THE SEC AT THE FOLLOWING
      ADDRESS: PUBLICINFO@SEC.GOV.

      YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEB SITE AT WWW.RYDEXINVESTMENTS.COM, OR WRITING TO RYDEX DYNAMIC FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE TRUST'S ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUNDS' PERFORMANCE DURING THEIR LAST FISCAL YEAR.

      NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.


THE TRUST'S SEC REGISTRATION NUMBER IS 811-09525.

[LOGO] RydexInvestments
            Essential for modern markets(TM)

9601 Blackwell Road
Suite 500
Rockville, MD 20850
800.820.0888
www.rydexinvestments.com

      RYDEX DYNAMIC FUNDS

--------------------------------------------------------------------------------
                              RYDEX DYNAMIC FUNDS
--------------------------------------------------------------------------------

                                                                      PROSPECTUS


                                                                     May 1, 2006

                                                     DYNAMIC S&P 500 MASTER FUND
                                                (formerly TITAN 500 MASTER FUND)

                                             INVERSE DYNAMIC S&P 500 MASTER FUND
                                              (formerly TEMPEST 500 MASTER FUND)

                                                         DYNAMIC OTC MASTER FUND
                                             (formerly VELOCITY 100 MASTER FUND)

                                                 INVERSE DYNAMIC OTC MASTER FUND
                                              (formerly VENTURE 100 MASTER FUND)

                                                         DYNAMIC DOW MASTER FUND
                                      (formerly LONG DYNAMIC DOW 30 MASTER FUND)

                                                 INVERSE DYNAMIC DOW MASTER FUND
                                   (formerly INVERSE DYNAMIC DOW 30 MASTER FUND)

 THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE
      TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
                       ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                                         [LOGO] RydexInvestments
                                                 Essential for modern markets TM

2


TABLE OF CONTENTS

         RYDEX DYNAMIC FUNDS OVERVIEW                X

         Dynamic S&P 500 Master Fund                 X

         Inverse Dynamic S&P 500 Master Fund         X

         Dynamic OTC Master Fund                     X

         Inverse Dynamic OTC Master Fund             X

         Dynamic Dow Master Fund                     X

         Inverse Dynamic Dow Master Fund             X


         INVESTMENTS AND RISKS                       XX

         SHAREHOLDER INFORMATION                     XX

         DIVIDENDS AND DISTRIBUTIONS                 XX

         TAX INFORMATION                             XX

         MANAGEMENT OF THE FUNDS                     XX

         FINANCIAL HIGHLIGHTS                        XX

         BENCHMARK INFORMATION                       XX

                                                                    PROSPECTUS 3


                               RYDEX DYNAMIC FUNDS

            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850
             800.820.0888 o 301.296.5100 o WWW.RYDEXINVESTMENTS.COM

            Rydex Dynamic Funds (the "Trust") is a mutual fund complex offering professionally managed investment portfolios (the "Master Funds" or the "Funds"). Shares of the Master Funds are available solely through "master-feeder arrangements" with the feeder funds of the Trust ("Feeder Funds").

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

o MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

o ARE NOT FEDERALLY INSURED

o ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

o ARE NOT BANK DEPOSITS

o ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

4



DYNAMIC S&P 500 MASTER FUND
--------------------------------------------------------------------------------


FUND OBJECTIVE


The Dynamic S&P 500 Master Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500(R) Index (the "underlying index").


If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY


The Dynamic S&P 500 Master Fund employs as its portfolio investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, futures and options contracts enable the Dynamic S&P 500 Master Fund to pursue its objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Dynamic S&P 500 Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Dynamic S&P 500 Master Fund also may purchase equity securities that are generally within the capitalization of the S&P 500(R) Index at the time of purchase, although the Dynamic S&P 500 Master Fund may purchase equity securities of any capitalization range.

Under normal circumstances, the Dynamic S&P 500 Master Fund will invest substantially all (at least 80%) of its assets in financial instruments with economic characteristics that should perform similarly to those of the underlying index. This is a non-fundamental policy that can be changed by the Dynamic S&P 500 Master Fund upon 60 days' prior notice to shareholders.


PRINCIPAL RISKS


In addition to those risks common to investing in any Fund, the Dynamic S&P 500 Master Fund is subject to a number of other risks that may affect the value of its shares, including:

MARKET RISK - Due to market conditions, the value of the Fund's investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.


ACTIVE TRADING RISK - A significant portion of the Fund's assets come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.


DERIVATIVES RISK - The Fund's use of equity derivatives such as futures, options, and swap agreements to pursue its investment objective may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET SEGMENT RISK - The Fund is subject to the risk that large capitalization stocks may underperform other segments of the equity market or equity markets as a whole.

                                                                    PROSPECTUS 5



NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.


SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.


TRACKING ERROR RISK - The Fund's investment adviser may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because the Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.


TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.


EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges will result in the Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.


INVESTOR PROFILE

Investors who expect the S&P 500(R) Index to go up and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500(R) Index goes down.

PERFORMANCE


The bar chart and table show the performance of the Dynamic S&P 500 Master Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

DYNAMIC S&P 500 MASTER FUND
                                  HIGHEST QUARTER RETURN*              31.25%
       2001    -33.19             (QUARTER ENDED 6/30/03)
       2002    -46.16
       2003    +54.39             LOWEST QUARTER RETURN*              -35.04%
       2004    +18.55             (QUARTER ENDED 9/30/02)
       2005    +4.10
                                  * REFLECTS PERFORMANCE OF H CLASS SHARES
                                    OF THE DYNAMIC S&P 500 FUND

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2005) 1

                                              SINCE INCEPTION
MASTER FUND               PAST ONE YEAR          (05/19/00)
-----------------------------------------------------------------
FUND RETURN BEFORE TAXES      4.10%               -8.02%
S&P 500 INDEX 2               4.91%                0.54%

6


1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.


2 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS WHICH ARE CHOSEN BY THE STANDARD & POOR'S, A DIVISION OF THE MCGRAW HILL COMPANY ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.


FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold shares of the Dynamic S&P 500 Master Fund.

-------------------------------------------------------------------------------
SHAREHOLDER FEES                                                   NONE
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES                                                    0.90%
DISTRIBUTION (12B-1) FEES                                          NONE
OTHER EXPENSES                                                     0.02%
TOTAL ANNUAL FUND OPERATING EXPENSES                               0.92%


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                     1 YEAR      3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
DYNAMIC S&P 500 MASTER FUND           $97         $302         $524      $1162

                                                                    PROSPECTUS 7



INVERSE DYNAMIC S&P 500 MASTER FUND
--------------------------------------------------------------------------------


FUND OBJECTIVE


The Inverse Dynamic S&P 500 Master Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the S&P 500(R) Index (the "underlying index").


If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index increases, the value of the Fund's shares should decrease on a daily basis by 200% of the value of any increase in the underlying index (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY


The Inverse Dynamic S&P 500 Master Fund employs as its portfolio investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, futures and options contracts enable the Inverse Dynamic S&P 500 Master Fund to pursue its objective without selling short each of the securities included in the benchmark. On a day-to-day basis, the Inverse Dynamic S&P 500 Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Under normal circumstances, the Inverse Dynamic S&P 500 Master Fund will invest substantially all (at least 80%) of its assets in financial instruments with economic characteristics that should perform opposite to those of the underlying index. This is a non-fundamental policy that can be changed by the Inverse Dynamic S&P Master 500 Fund upon 60 days' prior notice to shareholders.


PRINCIPAL RISKS


In addition to those risks common to investing in any Fund, the Inverse Dynamic S&P 500 Master Fund is subject to a number of other risks that may affect the value of its shares, including:

MARKET RISK - Due to market conditions, the value of the Fund's investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.


ACTIVE TRADING RISK - A significant portion of the Fund's assets come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.


DERIVATIVES RISK - The Fund's use of equity derivatives such as futures, options, and swap agreements to pursue its investment objective may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET SEGMENT RISK - The Fund is subject to the risk that large capitalization stocks may outperform other segments of the equity market or equity markets as a whole.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

8



SHORT SALES RISK - Short sales are transactions in which a fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.


SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.


TRACKING ERROR RISK - The Fund's investment adviser may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because the Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.


TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.


EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges will result in the Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.


INVESTOR PROFILE

Investors who expect the S&P 500(R) Index to go down and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500(R) Index goes up.

PERFORMANCE


The bar chart and table show the performance of the Inverse Dynamic S&P 500 Master Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

INVERSE DYNAMIC S&P 500 MASTER FUND
                                       HIGHEST QUARTER RETURN*         34.51%
       2001    +21.69                  (QUARTER ENDED 9/30/01
       2002    +38.61
       2003    -43.11
       2004    -19.39                  LOWEST QUARTER RETURN*         -26.32%
       2005    -3.78                   (QUARTER ENDED 6/30/03)


                                       * REFLECTS PERFORMANCE OF H CLASS SHARES
                                         OF THE INVERSE DYNAMIC S&P 500 FUND


AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2005) 1

                                              SINCE INCEPTION
MASTER FUND               PAST ONE YEAR          (01/01/01)
-----------------------------------------------------------------
FUND RETURN BEFORE TAXES     -3.78%               -5.74%
S&P 500 INDEX 2               4.91%                0.54%


1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.


2 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS WHICH ARE CHOSEN BY S&P. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                                                    PROSPECTUS 9

FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold shares of the Inverse Dynamic S&P 500 Master Fund.

---------------------------------------------------------------------------
SHAREHOLDER FEES                                           NONE
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES                                            0.90%
DISTRIBUTION (12B-1) FEES                                  NONE
OTHER EXPENSES                                             0.02%
TOTAL ANNUAL FUND OPERATING EXPENSES                       0.92%


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                    1 YEAR    3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------------------------------------
INVERSE DYNAMIC S&P 500               $97       $302        $524         $1162
MASTER FUND

10



DYNAMIC OTC MASTER FUND
--------------------------------------------------------------------------------


FUND OBJECTIVE


The Dynamic OTC Master Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Nasdaq 100 Index(R) (the "underlying index").


If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY


The Dynamic OTC Master Fund employs as its portfolio investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, futures and options contracts enable the Dynamic OTC Master Fund to pursue its objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Dynamic OTC Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Dynamic OTC Master Fund also may purchase equity securities that are generally within the capitalization range of the Nasdaq 100 Index(R) at the time of purchase, although the Dynamic OTC Master Fund may purchase equity securities of any capitalization range.


PRINCIPAL RISKS


In addition to those risks common to investing in any Fund, the Dynamic OTC Master Fund is subject to a number of other risks that may affect the value of its shares, including:

MARKET RISK - Due to market conditions, the value of the Fund's investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.


ACTIVE TRADING RISK - A significant portion of the Fund's assets come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.


DERIVATIVES RISK - The Fund's use of equity derivatives such as futures, options, and swap agreements to pursue its investment objective may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET SEGMENT RISK - The Fund is subject to the risk that the over-the-counter market may underperform other segments of the equity market or equity markets as a whole.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

MEDIUM ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of medium capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium capitalization companies often have limited

                                                                   PROSPECTUS 11



product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.


SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.


TRACKING ERROR RISK - The Fund's investment adviser may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because the Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.


TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.


EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges will result in the Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.


INVESTOR PROFILE


Investors who expect the Nasdaq 100 Index(R) to go up and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Nasdaq 100(R) Index goes down.


PERFORMANCE


The bar chart and table show the performance of the Dynamic OTC Master Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

DYNAMIC OTC MASTER FUND
                                          HIGHEST QUARTER RETURN*       72.09%
       2001    -69.12                     (QUARTER ENDED 12/31/01)
       2002    -68.13
       2003    +107.76                    LOWEST QUARTER RETURN*       -62.24%
       2004    +15.63                     (QUARTER ENDED 9/30/01)
       2005    -2.38
                                         * REFLECTS PERFORMANCE OF THE H CLASS
                                           SHARES OF THE DYNAMIC OTC FUND

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2005) 1

                                              SINCE INCEPTION
MASTER FUND               PAST ONE YEAR          (05/24/00)
-----------------------------------------------------------------
FUND RETURN BEFORE TAXES      -2.38%              -25.42%
NASDAQ 100 INDEX 2             1.90%               -6.62%


1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.


2 THE NASDAQ 100 INDEX(R) IS AN UNMANAGED MODIFIED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET ("NASDAQ"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

12


FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold shares of the Dynamic OTC Master Fund.

---------------------------------------------------------------------------
SHAREHOLDER FEES                                                  NONE
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES                                                   0.90%
DISTRIBUTION (12B-1) FEES                                         NONE
OTHER EXPENSES                                                    0.02%
TOTAL ANNUAL FUND OPERATING EXPENSES                              0.92%


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                     1 YEAR    3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
DYNAMIC OTC MASTER FUND                $97      $302        $524        $1162

                                                                   PROSPECTUS 13



INVERSE DYNAMIC OTC MASTER FUND
--------------------------------------------------------------------------------


FUND OBJECTIVE


The Inverse Dynamic OTC Master Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the Nasdaq 100 Index(R) (the "underlying index").


If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index increases, the value of the Fund's shares should decrease on a daily basis by 200% of the value of any increase in the underlying index (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY


The Inverse Dynamic OTC Master Fund employs as its portfolio investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, futures and options contracts enable the Inverse Dynamic OTC Master Fund to pursue its objective without selling short each of the securities included in the benchmark. On a day-to-day basis, the Inverse Dynamic OTC Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.


PRINCIPAL RISKS


In addition to those risks common to investing in any Fund, the Inverse Dynamic OTC Master Fund is subject to a number of other risks that may affect the value of its shares, including:

MARKET RISK - Due to market conditions, the value of the Fund's investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.


ACTIVE TRADING RISK - A significant portion of the Fund's assets come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.


DERIVATIVES RISK - The Fund's use of equity derivatives such as futures, options, and swap agreements to pursue its investment objective may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET SEGMENT RISK - The Fund is subject to the risk that the over-the-counter market may outperform other segments of the equity market or equity markets as a whole.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SHORT SALES RISK - Short sales are transactions in which a fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will

14



realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.


SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.


TRACKING ERROR RISK - The Fund's investment adviser may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because the Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.


TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.


EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges will result in the Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.


INVESTOR PROFILE


Investors who expect the Nasdaq 100 Index(R) to go down and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Nasdaq 100(R) Index goes up.


PERFORMANCE


The bar chart and table show the performance of the Inverse Dynamic OTC Master Fund for both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

INVERSE DYNAMIC OTC MASTER FUND
                                      HIGHEST QUARTER RETURN*         116.97%
       2001     -4.31                 (QUARTER ENDED 9/30/01)
       2002     52.46
       2003    -62.61                 LOWEST QUARTER RETURN*          -51.13%
       2004    -24.00                 (QUARTER ENDED 12/31/01)
       2005     -0.53
                                      * REFLECTS PERFORMANCE OF H CLASS SHARES
                                        OF THE INVERSE DYNAMIC OTC FUND

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2005) 1

                                              SINCE INCEPTION
MASTER FUND               PAST ONE YEAR          (05/23/00)
-----------------------------------------------------------------
FUND RETURN BEFORE TAXES        0.53%               -16.24%
NASDAQ 100 INDEX(R) 2           1.90%                -6.62%


1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

                                                                   PROSPECTUS 15



2 THE NASDAQ 100 INDEX(R) IS AN UNMANAGED MODIFIED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON NASDAQ. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.


FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold shares of the Inverse Dynamic OTC Master Fund.

------------------------------------------------------------------------
SHAREHOLDER FEES                                              NONE
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES                                               0.90%
DISTRIBUTION (12B-1) FEES                                     NONE
OTHER EXPENSES                                                0.02%
TOTAL ANNUAL FUND OPERATING EXPENSES                          0.92%


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   1 YEAR      3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
INVERSE DYNAMIC OTC MASTER FUND     $97         $302        $524         $1162

16



DYNAMIC DOW MASTER FUND
--------------------------------------------------------------------------------


FUND OBJECTIVE


The Dynamic Dow Master Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Dow Jones Industrial Average (the "underlying index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the value of the underlying index (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Dynamic Dow Master Fund employs as its portfolio investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, futures and options contracts enable the Dynamic Dow Master Fund to pursue its objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Dynamic Dow Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Dynamic Dow Master Fund also may purchase equity securities that are generally within the capitalization range of the Dow Jones Industrial Average (SM) at the time of purchase, although the Dynamic Dow Master Fund may purchase equity securities of any capitalization range.

Under normal circumstances, the Dynamic Dow Master Fund will invest substantially all (at least 80%) of its assets in financial instruments with economic characteristics that should perform similarly to those of the underlying index. This is a non-fundamental policy that can be changed by the Dynamic Dow Master Fund upon 60 days' prior notice to shareholders.


PRINCIPAL RISKS


In addition to those risks common to investing in any Fund, the Dynamic Dow Master Fund is subject to a number of other risks that may affect the value of its shares, including:

MARKET RISK - Due to market conditions, the value of the Fund's investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.


ACTIVE TRADING RISK - A significant portion of the Fund's assets come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.


DERIVATIVES RISK - The Fund's use of equity derivatives such as futures, options, and swap agreements to pursue its investment objective may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

                                                                   PROSPECTUS 17



MARKET SEGMENT RISK - The Fund is subject to the risk that large capitalization stocks may underperform other segments of the equity market or equity markets as a whole.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.


SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.


TRACKING ERROR RISK - The Fund's investment adviser may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because the Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.


TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.


EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges will result in the Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.


INVESTOR PROFILE

Investors who expect the Dow Jones Industrial Average SM to go up and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Dow Jones Industrial Average SM goes down.

PERFORMANCE


The bar chart and table show the performance of the Dynamic Dow Master Fund for one year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

DYNAMIC DOW MASTER FUND
                                         HIGHEST QUARTER RETURN*         5.18
       2005    -3.06                     (QUARTER ENDED 09/30/05)

                                         LOWEST QUARTER RETURN*         -5.59
                                         (QUARTER ENDED 03/31/05)

                                         * REFLECTS PERFORMANCE OF H CLASS
                                           SHARES OF THE DYNAMIC DOW FUND

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2005) 1

                                              SINCE INCEPTION
MASTER FUND               PAST ONE YEAR          (02/20/04)
-----------------------------------------------------------------
FUND RETURN BEFORE TAXES       -3.06%               -0.48%

DOW JONES INDUSTRIAL
AVERAGE(SM)  2                  1.72%                2.71%

18



1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2 THE DOW JONES INDUSTRIAL AVERAGE(SM) IS A PRICE-WEIGHTED INDEX OF 30 "BLUE-CHIP" U.S. STOCKS. THE INDEX IS PUBLISHED BY DOW JONES & COMPANY, INC. ("DOW JONES") AND THE COMPONENT STOCKS ARE SELECTED BY EDITORS OF THE WALL STREET JOURNAL. THE COMPONENTS TEND TO BE MARKET LEADERS IN THEIR RESPECTIVE INDUSTRIES AND THEIR STOCKS ARE TYPICALLY WIDELY HELD BY INDIVIDUALS AND INSTITUTIONAL INVESTORS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.


FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold shares of the Dynamic Dow Master Fund.

----------------------------------------------------------------------------
SHAREHOLDER FEES                                            NONE
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES                                             0.90%
DISTRIBUTION (12B-1) FEES                                   NONE
OTHER EXPENSES                                              0.02%
TOTAL ANNUAL FUND OPERATING EXPENSES                        0.92%


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------------------------------------
DYNAMIC DOW MASTER FUND             $97          $302       $524          $1162

                                                                   PROSPECTUS 19



INVERSE DYNAMIC DOW MASTER FUND
--------------------------------------------------------------------------------


FUND OBJECTIVE


The Inverse Dynamic Dow Master Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the Dow Jones Industrial Average (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index increases, the value of the Fund's shares should decrease on a daily basis by 200% of the value of any increase in the underlying index (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Inverse Dynamic Dow Master Fund employs as its portfolio investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, futures and options contracts enable the Inverse Dynamic Dow Master Fund to pursue its objective without selling short each of the securities included in the benchmark. On a day-to-day basis, the Inverse Dynamic Dow Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.


Under normal circumstances, the Inverse Dynamic Dow Master Fund will invest substantially all (at least 80%) of its assets in financial instruments with economic characteristics that should perform opposite to those of the underlying index. This is a non-fundamental policy that can be changed by the Inverse Dynamic Dow Master Fund upon 60 days' prior notice to shareholders.

PRINCIPAL RISKS


In addition to those risks common to investing in any Fund, the Inverse Dynamic Dow Master Fund is subject to a number of other risks that may affect the value of its shares, including:

MARKET RISK - Due to market conditions, the value of the Fund's investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.


ACTIVE TRADING RISK - A significant portion of the Fund's assets come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.


DERIVATIVES RISK - The Fund's use of equity derivatives such as futures, options, and swap agreements to pursue its investment objective may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET SEGMENT RISK - The Fund is subject to the risk that large capitalization stocks may outperform other segments of the equity market or equity markets as a whole.

20



NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SHORT SALES RISK - Short sales are transactions in which a fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.


SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.


TRACKING ERROR RISK - The Fund's investment adviser may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because the Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.


TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.


EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges will result in the Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.


INVESTOR PROFILE

Investors who expect the Dow Jones Industrial Average SM to go down and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Dow Jones Industrial Average SM goes up.

PERFORMANCE


The bar chart and table show the performance of the Inverse Dynamic Dow Master Fund for one year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

INVERSE DYNAMIC DOW MASTER FUND
                                       HIGHEST QUARTER RETURN*             4.95%
       2005    1.65%                   (QUARTER ENDED 03/31/05)

                                       LOWEST QUARTER RETURN*             -5.25%
                                       (QUARTER ENDED 09/30/05)

                                       * REFLECTS PERFORMANCE OF H CLASS SHARES
                                         OF THE INVERSE DYNAMIC DOW FUND

                                                                   PROSPECTUS 21



AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2005) 1

                                              SINCE INCEPTION
MASTER FUND               PAST ONE YEAR          (02/20/06)
-----------------------------------------------------------------
FUND RETURN BEFORE TAXES       1.65%               -3.66%
DOW JONES INDUSTRIAL
AVERAGE SM  INDEX 2            1.72%                2.71%

1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2 THE DOW JONES INDUSTRIAL AVERAGE SM IS A PRICE-WEIGHTED INDEX OF 30 "BLUE-CHIP" U.S. STOCKS. THE INDEX IS PUBLISHED BY DOW JONES AND THE COMPONENT STOCKS ARE SELECTED BY EDITORS OF THE WALL STREET JOURNAL. THE COMPONENTS TEND TO BE MARKET LEADERS IN THEIR RESPECTIVE INDUSTRIES AND THEIR STOCKS ARE TYPICALLY WIDELY HELD BY INDIVIDUALS AND INSTITUTIONAL INVESTORS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Inverse Dynamic Dow Master Fund.


---------------------------------------------------------------------------
SHAREHOLDER FEES                                           NONE
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES                                            0.90%
DISTRIBUTION (12B-1) FEES                                  NONE
OTHER EXPENSES                                             0.02%
TOTAL ANNUAL FUND OPERATING EXPENSES                       0.92%


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   1 YEAR      3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------------------------
INVERSE DYNAMIC DOW MASTER FUND     $97         $302         $524         $1162

22



MORE INFORMATION ABOUT THE FUNDS
--------------------------------------------------------------------------------
INVESTMENTS AND RISKS


Each Dynamic Fund's objective is to provide investment results that match the performance measured on a daily basis of a specific benchmark. The investment objective of each Dynamic Fund is non-fundamental and may be changed without shareholder approval. The current benchmark used by each Dynamic Fund is set forth below:


FUND NAME                                  BENCHMARK
------------------------------             -----------------------------------------------
DYNAMIC S&P 500 MASTER FUND                200% OF THE PERFORMANCE OF THE S&P 500(R) INDEX

INVERSE DYNAMIC S&P 500 MASTER FUND        200% OF THE INVERSE (OPPOSITE) PERFORMANCE OF
                                           THE S&P 500(R) INDEX

DYNAMIC OTC MASTER FUND                    200% OF THE PERFORMANCE OF THE NASDAQ 100 INDEX(R)

INVERSE DYNAMIC OTC MASTER FUND            200% OF THE INVERSE (OPPOSITE) PERFORMANCE OF
                                           THE NASDAQ 100 INDEX(R)

DYNAMIC DOW MASTER FUND                    200% OF THE PERFORMANCE OF THE DOW JONES
                                           INDUSTRIAL AVERAGE SM

INVERSE DYNAMIC DOW MASTER FUND            200% OF THE INVERSE (OPPOSITE) PERFORMANCE OF
                                           THE DOW JONES INDUSTRIAL AVERAGE SM


A BRIEF GUIDE TO THE BENCHMARKS


THE S&P 500(R) INDEX. The S&P 500(R) Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. As od December 31, 2005, the S&P 500(R) Index included companies with an average capitalization from &768 million to $370 billion.

THE NASDAQ 100 INDEX(R). The Nasdaq 100 Index(R) is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on Nasdaq. As of December 31, 2005, the Nasdaq 100 Index(R) included companies with an average capitalization from $2 billion to $278 billion.

THE DOW JONES INDUSTRIAL AVERAGE SM. The Dow Jones Industrial Average SM is a price-weighted index of 30 "blue-chip" U.S. stocks. The index is published by Dow Jones and the component stocks are selected by editors of the Wall Street Journal. The components tend to be market leaders in their respective industries and their stocks are typically widely held by individuals and institutional investors. As of December 31, 2005 the Dow Jones Industrial Average SM included companies with an average capitalization from $11 billion to $270 billion.



--------------------------------------------------------------------------------
UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds which use leverage as part of their investment strategy. The following simple examples provide an illustration:

EXAMPLE A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

EXAMPLE B: Assume you invested $100 in Fund B, a fund that seeks to return 200% of the performance of the same index. On day one, the value of your shares in Fund B would be expected to increase $20 (20% of $100) to $120. On day two, however, the value of your shares in the leveraged fund would be expected to decrease $24 (20% of $120) to $96.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B). In addition, because of the effect of compounding, the performance of a leveraged fund is more likely to match the performance of its underlying index on a daily basis than over an extended period of time.
--------------------------------------------------------------------------------

ADVISOR'S PORTFOLIO INVESTMENT STRATEGY IN MANAGING THE DYNAMIC MASTER FUNDS In managing the Dynamic Master Funds, the Advisor uses a "passive" investment strategy to manage each Fund's portfolio, meaning that the Advisor does not attempt to select securities based on their individual potential to perform better than the market. The Advisor's primary objective is to match the performance of each Fund's benchmark as closely as possible on a daily basis. The Advisor uses quantitative analysis techniques to structure each Fund to obtain the highest correlation to its particular benchmark. The Advisor does not engage in temporary defensive investing, keeping each Fund's assets fully invested in all market environments. The Advisor monitors each Fund on an ongoing basis, and makes adjustments to its portfolio, as necessary, to minimize tracking error and to maximize liquidity.

23
                                                                   PROSPECTUS 21



The Advisor pursues the Dynamic Funds' investment objectives by regularly utilizing leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices. In addition, the Advisor will regularly utilize short selling techniques designed to help the performance to inversely correlate to 200% of the performance of the relevant benchmark of the Inverse Dynamic S&P Master Fund, Inverse Dynamic OTC Master Fund, and Inverse Dynamic Dow Master Fund.

WHO MAY WANT TO INVEST IN THE RYDEX DYNAMIC FUNDS

The Dynamic Funds may be appropriate for investors who believe that over the long term, the value of a particular index will increase or decrease, and that by investing with the objective of doubling the index's daily return they will achieve superior results over time. Investors should understand that since each Fund seeks to double the daily performance of the index underlying its benchmark, it should have twice the daily volatility of a conventional index fund. This increases the potential risk of loss.

The Dynamic Funds may be appropriate for investors who use a portfolio investment strategy that relies on frequent buying, selling, or exchanging among stock mutual funds, since the Funds do not limit how often an investor may exchange among Funds. In addition, the Funds do not impose any transaction fees when investors exchange shares. The Funds provide multiple opportunities for investors to capitalize on market trends and to capture market momentum with intra-day Fund share pricing and trading. Dynamic asset allocators may also utilize intra-day trading as a defensive strategy to react to market movements before investments are adversely affected.

The Dynamic Funds may also be appropriate for investors who use an investment strategy that involves the strategic allocation of investments among different asset classes. By utilizing consistently applied leverage, the Funds' portfolio investment strategy can create alternative investment opportunities for strategic asset allocators who seek to match the daily return of the S&P 500, Nasdaq 100 Index(R) or Dow Jones Industrial Average SM because less capital is needed to achieve a desired exposure. For example, an investor might invest $50,000 in a conventional S&P 500 Index fund. Alternatively, that same investor could invest half that amount - $25,000 - in the Dynamic S&P 500 Fund and target the same daily return. This increased cash position could then be used for a tactical overlay, such as the introduction of an additional asset class or an undervalued market sector.


OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the statement of additional information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS


As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares.

MARKET RISK (ALL FUNDS) - The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Funds' equity securities and equity derivatives may fluctuate drastically from day to day. Because of their link to the equity markets, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

NON-DIVERSIFICATION RISK (ALL FUNDS) - Since each Fund is non-diversified, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

INDUSTRY CONCENTRATION RISK (ALL FUNDS) - None of the Funds will invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent the index underlying a Fund's benchmark is concentrated in a particular industry, a Fund will necessarily be concentrated in that industry. Currently, the index underlying the Dynamic OTC Master Fund's and the Inverse Dynamic OTC Master Fund's benchmark-- the Nasdaq 100 Index(R)--is concentrated in technology companies. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that a Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments.

24



TRACKING ERROR RISK (ALL FUNDS) - Tracking error risk refers to the risk that the Funds' returns may not match or correlate to the returns of their respective benchmarks on either a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Funds' investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error.

TRADING HALT RISK (ALL FUNDS) - The Funds typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the New York Stock Exchange ("NYSE"), have established limits on how much the securities market, based on the Dow Jones Industrial Average SM, may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Funds may temporarily be unable to purchase or sell the options or futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Funds price their shares may limit the Funds' ability to use leverage and may prevent the Funds from achieving their investment objectives. In such an event, the Funds also may be required to use a "fair-value" method to price their outstanding contracts or securities.


FUTURES AND OPTIONS RISK (ALL FUNDS) - The Funds may invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

      FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

      OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover their positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover their position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

      The risks associated with the Funds' use of futures and options contracts include:

      o The Funds experiencing losses over certain ranges in the market that exceed losses experienced by the funds that do not use futures contracts and options.

      o There may be an imperfect correlation between the changes in market value of the securities held by Funds and the prices of futures and options on futures.

      o Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Funds may be unable to close out their futures contracts at a time which is advantageous.

      o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

      o Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.


EARLY CLOSING RISK (ALL FUNDS) - The normal close of trading of securities listed on Nasdaq and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that

                                                                   PROSPECTUS 25


day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.


SHORT SALES RISK (INVERSE DYNAMIC S&P 500 MASTER FUND, INVERSE DYNAMIC OTC MASTER FUND AND INVERSE DYNAMIC DOW MASTER FUND) - Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when a Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the investment of cash generated by the short sale. Similarly, when a Fund short sells an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases a Fund's unrealized gain or reduces a Fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that a Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause a Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

MEDIUM ISSUER RISK (DYNAMIC OTC FUND) - In comparison to securities of companies with large capitalizations, securities of medium capitalization companies may have more price volatility, greater spreads growth prospectus. Medium capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse development than large capitilation companies.

SWAP COUNTERPARTY CREDIT RISK (ALL FUNDS) - The Funds may enter into swap agreements, including but not limited to equity index or interest rate swap agreements, for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Funds will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.


PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.


INVESTING WITH RYDEX:
--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION

Shares of the Master Funds are offered only to Feeder Funds in the Trust's "master-feeder" structure.

Feeder Funds may submit transaction orders to buy or sell Fund shares on any day that the NYSE is open for business (a "Business Day").


--------------------------------------------------------------------------------
CALCULATING NAV

The price at which you buy or sell shares is the net asset value per share, which is also known as NAV. Each Fund calculates its NAV by:
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
o Taking the current market value of its total assets
--------------------------------------------------------------------------------

26


--------------------------------------------------------------------------------
o Subtracting any liabilities

o Dividing that amount by the total number of shares owned by shareholders

The Dynamic Master Funds calculate NAV twice each Business Day, first in the morning and again in the afternoon. The morning NAV is calculated as of 10:45 a.m., Eastern Time and the afternoon NAV is calculated as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern
Time).

If the primary exchange or market where a Fund's securities or other investments trade closes early - such as on days in advance of holidays generally observed by participants in these markets - the Funds may calculate NAV as of the earlier closing time. On days when the exchange or market is scheduled to close early, such as the day before a holiday, the Dynamic Master Funds will only calculate NAV once at the close of the exchange or market. For more information on these early closings, please call 800.820.0888 or visit the Rydex web site - www.rydexinvestments.com.

In calculating NAV, each Fund generally values its investment portfolio based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or the Funds think that they are unreliable, such as instances where the value of a security has been materially affected by events occurring after the market closes, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to a Fund's NAV calculation. The Funds may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Funds calculate NAV.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.
--------------------------------------------------------------------------------


DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

TIMING OF PAYMENTS


Income dividends, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Funds, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interest of the shareholders of a Fund.


DIVIDEND PAYMENT OPTIONS


Dividends and distributions will be paid in the form of additional Fund shares to the Feeder Funds.


TAX INFORMATION
--------------------------------------------------------------------------------

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

                                                                   PROSPECTUS 27


TAX STATUS OF DISTRIBUTIONS

o Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

o The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income.

o Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

o Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.

o Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.


o Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a Fund from U.S. corporations, subject to certain limitations.


o Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year.

o Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.


o A Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

o If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.


TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISOR


Rydex Investments, 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment adviser and manager of the Funds. The Advisor has served as the investment adviser of Rydex Dynamic Funds since the Trust's inception in 1999. The Advisor also serves as the investment adviser of Rydex Series Funds, Rydex Variable Trust and Rydex ETF Trust, and serves as sub-adviser to several other mutual funds.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Funds will pay the Advisor a fee at an annualized rate based on the average daily net assets for each Fund, as set forth below:

28



FUND                                                        ADVISORY FEE
DYNAMIC S&P 500 MASTER FUND                                    0.90%
INVERSE DYNAMIC S&P 500 MASTER FUND                            0.90%
DYNAMIC OTC MASTER FUND                                        0.90%
INVERSE DYNAMIC OTC MASTER FUND                                0.90%
DYNAMIC DOW MASTER FUND                                        0.90%
INVERSE DYNAMIC DOW MASTER FUND                                0.90%


The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.


A discussion regarding the basis for the Board's approval of the investment advisory agreement is available in the Trust's annual report to shareholders for the fiscal year ended December 31, 2005.


PORTFOLIO MANAGEMENT


Each Master Fund is managed by a team of investment professionals. The following portfolio managers are jointly and primarily responsible for the day-to-day management of the Master Funds. Each of the following portfolio managers is a member of Rydex's Investment Leadership Team and together they share final portfolio management decision-making authority.

MICHAEL P. BYRUM, CFA, has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, Government Long Bond Advantage, Inverse S&P 500 and Inverse OTC Funds, and helped to create the Rydex Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc.

JAMES R. KING, CFA, joined Rydex in 1996 and was promoted to assistant portfolio manager in 1997. In 1998, he became a portfolio manager and was promoted in 2001 to senior portfolio manager and currently serves as director of portfolio management. Mr. King has served as an interim director of equity trading and investment operations. Currently, Mr. King's team manages all of the Leveraged and inverse funds, as well as Rydex Sector Rotation Fund. Mr. King is a member of Rydex's Investment Leadership Team, which determines investment policy for all Rydex Funds. Prior to joining Rydex, he worked as a registered representative at DMG Securities. He holds a degree in finance from the University of Maryland. Mr. King has co-managed each of the Funds since their inception.


MICHAEL J. DELLAPA, CFA, joined Rydex in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) Advantage, Healthcare, Biotechnology, and Consumer Products funds. In 2005 Mr. Dellapa became director of investment research. Since joining Rydex, he has played a key role in developing research processes and systems to enhance current funds and develop new investment products. Mr. Dellapa is a member of Rydex's Investment Leadership Team, which determines investment policy for all Rydex Funds. Prior to joining Rydex, he worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago.


Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the Funds' financial performance for the period of operations of the Funds' A-Class Shares or C-Class Shares, as applicable. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with the financial statements and related notes, appear in the Trusts' 2005 Annual Reports. The 2005 Annual Reports are available by telephoning the transfer agent at
800.820.0888 or 301.296.5100. The 2005 Annual Reports are incorporated by reference in the SAI.

                                                                                           DISTRIBUTIONS TO FEEDER FUNDS FROM:
                                                         NET REALIZED     NET INCREASE
                                 NET ASSET     NET           AND           (DECREASE)                                     NET
                                   VALUE,   INVESTMENT   UNREALIZED      IN NET ASSET           NET         RETURN      REALIZED
                                 BEGINNING    INCOME    GAINS (LOSSES)   VALUE RESULTING    INVESTMENT        OF         CAPITAL
                                 OF PERIOD   (LOSS)     ON SECURITIES    FROM OPERATIONS      INCOME       CAPITAL        GAINS
--------------------------------------------------------------------------------------------------------------------------------
DYNAMIC S&P 500 MASTER PORTFOLIO
(FORMERLY, TITAN 500 MASTER PORTFOLIO)
   DECEMBER 31, 2005              $31.34     $  .36        $  .93             $ 1.29           $   --        $   --      $ (.03)
   December 31, 2004               26.85        .24          4.74               4.98               --            --        (.49)
   December 31, 2003               17.72        .09          9.54               9.63               --            --        (.50)
   December 31, 2002               32.91        .14        (15.33)            (15.19)              --            --          --
   December 31, 2001*              50.00        .76        (17.21)            (16.45)            (.03)         (.61)         --

INVERSE DYNAMIC S&P 500 MASTER PORTFOLIO
(FORMERLY, TEMPEST 500 MASTER PORTFOLIO)
   DECEMBER 31, 2005               38.41       1.03         (2.48)             (1.45)              --            --          --
   December 31, 2004               47.65        .21         (9.45)             (9.24)              --            --          --
   December 31, 2003               83.76        .04        (36.15)            (36.11)              --            --          --
   December 31, 2002               60.43        .41         22.92              23.33               --            --          --
   December 31, 2001*              50.00        .81         10.00              10.81             (.38)           --          --

DYNAMIC OTC MASTER PORTFOLIO
(FORMERLY, VELOCITY 100 MASTER PORTFOLIO)
   DECEMBER 31, 2005                9.65         --          (.23)              (.23)              --            --          --
   December 31, 2004                8.37       (.05)         1.35               1.30               --            --        (.02)
   December 31, 2003                4.92       (.03)         5.33               5.30               --            --       (1.85)
   December 31, 2002               15.44       (.02)       (10.50)            (10.52)              --            --          --
   December 31, 2001*              50.00        .09        (34.65)            (34.56)              --            --          --

INVERSE DYNAMIC OTC MASTER PORTFOLIO
(FORMERLY, VENTURE 100 MASTER PORTFOLIO)
   DECEMBER 31, 2005               20.68        .54          (.65)              (.11)              --            --          --
   December 31, 2004               27.21        .13         (6.66)             (6.53)              --            --          --
   December 31, 2003               72.77        .04        (45.60)            (45.56)              --            --          --
   December 31, 2002               47.73        .47         24.57              25.04               --            --          --
   December 31, 2001*              50.00        .45         (2.51)             (2.06)            (.21)           --          --

DYNAMIC DOW MASTER PORTFOLIO
(FORMERLY, LONG DYNAMIC DOW 30 MASTER PORTFOLIO)
   DECEMBER 31, 2005               25.56        .31         (1.11)              (.80)              --            --        (.63)
   December 31, 2004*              25.00        .08           .48                .56               --            --          --

INVERSE DYNAMIC DOW MASTER PORTFOLIO
(FORMERLY, INVERSE DYNAMIC DOW 30 MASTER PORTFOLIO)
    DECEMBER 31, 2005              45.36       1.08          (.33)               .75               --            --          --
    December 31, 2004*             50.00        .12         (4.24)             (4.12)              --            --        (.52)


                                                                                             RATIOS TO
                                                                                        AVERAGE NET ASSETS:
                                                                                      -----------------------
                                               NET INCREASE   NET ASSET                               NET
                                              (DECREASE) IN     VALUE,      TOTAL                  INVESTMENT
                                    TOTAL        NET ASSET     END OF    INVESTMENT     TOTAL        INCOME
                                DISTRIBUTIONS     VALUE        PERIOD      RETURN     EXPENSES       (LOSS)
--------------------------------------------------------------------------------------------------------------
DYNAMIC S&P 500 MASTER PORTFOLIO
(FORMERLY, TITAN 500 MASTER PORTFOLIO)
   DECEMBER 31, 2005              $ (.03)        $ 1.26        $32.60       4.10%        0.92%         1.18%
   December 31, 2004                (.49)          4.49         31.34      18.55%        0.93%         0.95%
   December 31, 2003                (.50)          9.13         26.85      54.39%        0.94%         0.59%
   December 31, 2002                  --         (15.19)        17.72     (46.16)%       0.94%         0.64%
   December 31, 2001*               (.64)        (17.09)        32.91     (33.19)%       1.19%**       1.50%**

INVERSE DYNAMIC S&P 500 MASTER PORTFOLIO
(FORMERLY, TEMPEST 500 MASTER PORTFOLIO)
   DECEMBER 31, 2005                  --          (1.45)        36.96      (3.78)%       0.92%         2.29%
   December 31, 2004                  --          (9.24)        38.41     (19.39)%       0.93%         0.35%
   December 31, 2003                  --         (36.11)        47.65     (43.11)%       0.94%         0.05%
   December 31, 2002                  --          23.33         83.76      38.61%        0.94%         0.52%
   December 31, 2001*               (.38)         10.43         60.43      21.69%        0.91%**       1.93%**

DYNAMIC OTC MASTER PORTFOLIO
(FORMERLY, VELOCITY 100 MASTER PORTFOLIO)
   DECEMBER 31, 2005                  --           (.23)         9.42      (2.38)%       0.92%        (0.01)%
   December 31, 2004                (.02)          1.28          9.65      15.63%        0.93%         0.44%
   December 31, 2003               (1.85)          3.45          8.37     107.76%        0.94%        (0.50)%
   December 31, 2002                  --         (10.52)         4.92     (68.13)%       0.94%        (0.27)%
   December 31, 2001*                 --         (34.56)        15.44     (69.12)%       0.97%**       0.74%**

INVERSE DYNAMIC OTC MASTER PORTFOLIO
(FORMERLY, VENTURE 100 MASTER PORTFOLIO)
   DECEMBER 31, 2005                  --           (.11)        20.57      (0.53)%       0.92%         2.29%
   December 31, 2004                  --          (6.53)        20.68     (24.00)%       0.93%         0.41%
   December 31, 2003                  --         (45.56)        27.21     (62.61)%       0.94%         0.15%
   December 31, 2002                  --          25.04         72.77      52.46%        0.94%         0.67%
   December 31, 2001*               (.21)         (2.27)        47.73      (4.31)%       0.89%**       2.52%**

DYNAMIC DOW MASTER PORTFOLIO
(FORMERLY, LONG DYNAMIC DOW 30 MASTER PORTFOLIO)
   DECEMBER 31, 2005                (.63)         (1.43)        24.13      (3.06)%       0.92%         1.69%
   December 31, 2004*                 --            .56         25.56       2.24%        0.93%**       0.96%**

INVERSE DYNAMIC DOW MASTER PORTFOLIO
(FORMERLY, INVERSE DYNAMIC DOW 30 MASTER PORTFOLIO)
    DECEMBER 31, 2005                 --            .75         46.11       1.65%        0.92%         2.39%
    December 31, 2004*              (.52)         (4.64)        45.36       8.23%        0.93%**       0.38%**


                                              NET ASSETS,
                                 PORTFOLIO       END OF
                                  TURNOVER   PERIOD (000's
                                  RATE***       OMITTED)
----------------------------------------------------------
DYNAMIC S&P 500 MASTER PORTFOLIO
(FORMERLY, TITAN 500 MASTER PORTFOLIO)
   DECEMBER 31, 2005                  77%     $376,452
   December 31, 2004                 190%      431,618
   December 31, 2003                 769%      317,863
   December 31, 2002               1,227%      136,301
   December 31, 2001*              1,494%      105,454

INVERSE DYNAMIC S&P 500 MASTER PORTFOLIO
(FORMERLY, TEMPEST 500 MASTER PORTFOLIO)
   DECEMBER 31, 2005                  --       290,922
   December 31, 2004                  --       254,471
   December 31, 2003                  --       345,790
   December 31, 2002                  --       357,949
   December 31, 2001*                 --       129,611

DYNAMIC OTC MASTER PORTFOLIO
(FORMERLY, VELOCITY 100 MASTER PORTFOLIO)
   DECEMBER 31, 2005                 133%      632,335
   December 31, 2004                 154%      752,655
   December 31, 2003                 530%      514,796
   December 31, 2002                 298%      178,374
   December 31, 2001*                733%      213,072

INVERSE DYNAMIC OTC MASTER PORTFOLIO
(FORMERLY, VENTURE 100 MASTER PORTFOLIO)
   DECEMBER 31, 2005                  --       446,391
   December 31, 2004                  --       323,218
   December 31, 2003                  --       362,576
   December 31, 2002                  --       322,191
   December 31, 2001*                 --       142,174

DYNAMIC DOW MASTER PORTFOLIO
(FORMERLY, LONG DYNAMIC DOW 30 MASTER PORTFOLIO)
   DECEMBER 31, 2005                 410%       39,414
   December 31, 2004*                796%       41,947

INVERSE DYNAMIC DOW MASTER PORTFOLIO
(FORMERLY, INVERSE DYNAMIC DOW 30 MASTER PORTFOLIO)
    DECEMBER 31, 2005                 --        40,148
    December 31, 2004*                --        18,520

  * SINCE THE COMMENCEMENT OF OPERATIONS: JANUARY 1, 2001--DYNAMIC S&P 500 MASTER PORTFOLIO, INVERSE DYNAMIC S&P 500 MASTER PORTFOLIO, DYNAMIC OTC MASTER PORTFOLIO AND INVERSE DYNAMIC OTC MASTER PORTFOLIO; FEBRUARY 20, 2004--DYNAMIC DOW MASTER PORTFOLIO AND INVERSE DYNAMIC DOW MASTER PORTFOLIO.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

                                                                   PROSPECTUS 29


BENCHMARK INFORMATION

STANDARD &POOR'S, NASDAQ AND DOW JONES & COMPANY (THE "INDEX PUBLISHERS") DO NOT SPONSOR, ENDORSE, SELL OR PROMOTE THE FUNDS AND MAKE NO REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBERS OF THE PUBLIC, REGARDING:

      o     THE ADVISABILITY OF INVESTING IN INDEX FUNDS;

      o     THE ABILITY OF ANY INDEX TO TRACK STOCK MARKET PERFORMANCE;

      o THE ACCURACY AND/OR THE COMPLETENESS OF THE AFOREMENTIONED INDICES OR ANY DATA INCLUDED THEREIN;

      o THE RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE INDICES OR DATA INCLUDED THEREIN; AND

      o THE MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN.

FURTHER, NONE OF THE INDEX PUBLISHERS:

      o     RECOMMEND THAT ANY PERSON INVEST IN THE FUNDS OR ANY OTHER
            SECURITIES;

      o HAVE ANY RESPONSIBILITY OR LIABILITY FOR OR MAKE ANY DECISIONS ABOUT THE TIMING, AMOUNT OR PRICING OF THE FUNDS, INCLUDING CALCULATION OF NAV;

      o HAVE ANY RESPONSIBILITY OR LIABILITY FOR THE ADMINISTRATION, MANAGEMENT OR MARKETING OF THE FUNDS;

      o CONSIDER THE NEEDS OF THE FUNDS OR THE INVESTORS IN THE FUNDS IN DETERMINING, COMPOSING OR CALCULATING THE INDEXES OR HAS ANY OBLIGATION TO DO SO;

      o WILL HAVE ANY LIABILITY IN CONNECTION WITH THE FUNDS OR FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN CONNECTION WITH THE INDEXES OR THE RELATED DATA;

      o WILL BE LIABLE FOR ANY LOST PROFITS OR INDIRECT PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF SUCH INDEX PUBLISHER KNOWS THAT THEY MIGHT OCCUR.

"STANDARD & POOR'S(R)," "S&P(R)," "S&P 500(R)," "STANDARD & POOR'S 500 AND "500," ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY RYDEX INVESTMENTS. THE RYDEX FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE RYDEX FUNDS.

DOW JONES, DOW JONES INDUSTRIAL AVERAGE SM , DJIA SM , OR OTHER RELEVANT MARKS/NAMES OF THE INDEX ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. DOW JONES HAS NO RELATIONSHIP TO THE RYDEX FUNDS, OTHER THAN THE LICENSING OF THE DOW JONES INDUSTRIAL AVERAGE (DJIA) AND ITS SERVICE MARKS FOR USE IN CONNECTION WITH THE FUNDS.

MORE INFORMATION ABOUT THE INDEX PUBLISHERS IS LOCATED IN THE SAI.

30


--------------------------------------------------------------------------------


      ADDITIONAL INFORMATION ABOUT THE FUNDS IS INCLUDED IN THE TRUST'S SAI DATED MAY 1, 2006, WHICH CONTAINS MORE DETAILED INFORMATION ABOUT THE FUNDS. THE SAI HAS BEEN FILED WITH THE SEC AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE SEC MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS EACH SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE SEC PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.551.8090). YOU MAY REQUEST DOCUMENTS BY MAIL FROM THE SEC, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO: SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102. YOU MAY ALSO OBTAIN THIS INFORMATION UPON PAYMENT OF A DUPLICATION FEE, BY EMAILING THE SEC AT THE FOLLOWING
      ADDRESS: PUBLICINFO@SEC.GOV.

      YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100, BY VISITING THE RYDEX WEB SITE AT WWW.RYDEXINVESTMENTS.COM, OR WRITING TO RYDEX DYNAMIC FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE TRUST'S ANNUAL REPORTS, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUNDS' PERFORMANCE DURING THEIR LAST FISCAL YEAR.


      NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

      THE TRUST'S SEC REGISTRATION NUMBER IS 811-09525.

                     [LOGO] RydexInvestments
            Essential for modern markets(TM)


      9601 BLACKWELL ROAD
      SUITE 500
      ROCKVILLE, MD 20850
      800.820.0888
      www.rydexinvestments.com

                  RYDEX DYNAMIC FUNDS


1-WA/2545954.2

                       STATEMENT OF ADDITIONAL INFORMATION

                               RYDEX DYNAMIC FUNDS

                         9601 BLACKWELL ROAD, SUITE 500,
                            ROCKVILLE, MARYLAND 20850

                                  800.820.0888
                                  301.296.5100

                            WWW.RYDEXINVESTMENTS.COM


This Statement of Additional Information ("SAI") relates to shares of the following portfolios (each a "Fund" and collectively, the "Funds") of the Rydex Dynamic Funds (the "Trust"):

                 DYNAMIC S&P 500 FUND (FORMERLY, TITAN 500 FUND)
            INVERSE DYNAMIC S&P 500 FUND (FORMERLY, TEMPEST 500 FUND)
                 DYNAMIC OTC FUND (FORMERLY, VELOCITY 100 FUND)
              INVERSE DYNAMIC OTC FUND (FORMERLY, VENTURE 100 FUND)
              DYNAMIC DOW FUND (FORMERLY, LONG DYNAMIC DOW 30 FUND)
        INVERSE DYNAMIC DOW FUND (FORMERLY, INVERSE DYNAMIC DOW 30 FUND)
          DYNAMIC S&P 500 MASTER FUND (FORMERLY, TITAN 500 MASTER FUND)
     INVERSE DYNAMIC S&P 500 MASTER FUND (FORMERLY, TEMPEST 500 MASTER FUND)
          DYNAMIC OTC MASTER FUND (FORMERLY, VELOCITY 100 MASTER FUND)
       INVERSE DYNAMIC OTC MASTER FUND (FORMERLY, VENTURE 100 MASTER FUND) DYNAMIC DOW MASTER FUND (FORMERLY, LONG DYNAMIC DOW 30 MASTER FUND)
   INVERSE DYNAMIC DOW MASTER FUND (FORMERLY, LONG DYNAMIC DOW 30 MASTER FUND)

This SAI is not a prospectus. It should be read in conjunction with the Funds' prospectuses for the A-Class, C-Class and H-Class Shares, dated May 1, 2006. Copies of the Funds' prospectuses are available, without charge, upon request to the Trust at the address above or by telephoning the Trust at the telephone numbers above. The Trust's most recent financial statements are incorporated herein by reference to, and must be delivered with, this SAI.

                       The date of this SAI is May 1, 2006

GENERAL INFORMATION ABOUT THE TRUST...........................................1

INVESTMENT POLICIES, TECHNIQUES, AND RISK FACTORS.............................1


INVESTMENT RESTRICTIONS......................................................14

BROKERAGE ALLOCATION AND OTHER PRACTICES.....................................16

MANAGEMENT OF THE TRUST .....................................................21

PRINCIPAL HOLDERS OF SECURITIES..............................................40

DETERMINATION OF NET ASSET VALUE.............................................46

PURCHASE AND REDEMPTION OF SHARES............................................47

A-CLASS SHARES - INITIAL SALES CHARGES, REDUCTIONS, AND WAIVERS..............48

DIVIDENDS, DISTRIBUTIONS, AND TAXES..........................................51

OTHER INFORMATION............................................................57

INDEX PUBLISHERS.............................................................58

COUNSEL......................................................................59

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND CUSTODIAN..................59

FINANCIAL STATEMENTS.........................................................59

RYDEX INVESTMENTS PROXY VOTING POLICIES AND PROCEDURES......................A-1

GENERAL INFORMATION ABOUT THE TRUST


The Trust was organized as a Delaware statutory trust on August 6, 1999. The Trust is permitted to offer separate portfolios and different classes of shares. All payments received by the Trust for shares of any series belong to that series. Each series has its own assets and liabilities.

Each Fund is an open-end management investment company. Currently, the Trust is comprised of the following series: Dynamic S&P 500 Fund, Inverse Dynamic S&P 500 Fund, Dynamic OTC Fund, Inverse Dynamic OTC Fund, Dynamic Dow Fund, Inverse Dynamic Dow Fund, Dynamic S&P 500 Master Fund, Inverse Dynamic S&P 500 Master Fund, Dynamic OTC Master Fund, Inverse Dynamic OTC Master Fund, Dynamic Dow Master Fund, and Inverse Dynamic Dow Master Fund. The Dynamic S&P 500 Master Fund, Inverse Dynamic S&P 500 Master Fund, Dynamic OTC Master Fund, Inverse Dynamic OTC Master Fund, Dynamic Dow Master Fund, and Inverse Dynamic Dow Master Fund (collectively, the "Master Funds") serve as master funds in a master-feeder arrangement with the Dynamic S&P 500 Fund, Inverse Dynamic S&P 500 Fund, Dynamic OTC Fund, Inverse Dynamic OTC Fund, Dynamic Dow Fund and Inverse Dynamic Dow Fund, respectively (the "Feeder Funds").

The Feeder Funds pursue their respective investment objectives indirectly by investing through what is referred to as a "master-feeder" structure. The Trust was reorganized into the master-feeder structure on December 31, 2000. As a result of the reorganization, each of the predecessor Dynamic S&P 500, Inverse Dynamic S&P 500, Dynamic OTC, and Inverse Dynamic OTC Funds sold all of its assets and liabilities to its corresponding Master Fund in exchange for shares of such Master Fund.

The Feeder Funds currently offer A-Class Shares, C-Class Shares, and H-Class Shares. The different classes provide for variations in sales charges and certain shareholder servicing and distribution expenses and in the minimum initial investment requirement. In addition, an initial sales charge is imposed on the purchase of A-Class Shares, and a contingent deferred sales load is imposed on the redemption of C-Class Shares. Sales charges and minimum investment requirements with respect to a class are described in the separate prospectus applicable to such class (together the "Prospectuses"). For more information on shareholder servicing and distribution see "Management of the Trust--Distribution" below. Additional series and/or classes may be created from time to time.


INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS

GENERAL


Each Fund's investment objective and principal investment strategies are described in the Funds' Prospectuses. The investment objective of each Fund is non-fundamental and may be changed without the consent of the holders of a majority of that Fund's outstanding shares. The following information supplements, and should be read in conjunction with, those sections of the Prospectuses. Under the master-feeder arrangement, the Feeder Funds invest exclusively in the Master Funds. As a result, references in this section to "Funds" generally apply to the Master Funds only. Except as otherwise designated, each Feeder Fund reserves the right to invest in the types of instruments as its corresponding Master Fund. However, each Feeder Fund has no present intention to pursue its respective investment strategy other than by investing 100% of its assets in its corresponding Master Fund.


Portfolio management is provided to each Fund by the Trust's investment adviser, PADCO Advisors, Inc., a Maryland corporation with offices at 9601 Blackwell Road, Suite 500, Rockville,

Maryland 20850. PADCO Advisors, Inc. operates under the name Rydex Investments (the "Advisor"). The investment strategies of the Funds discussed below and in the Prospectuses may, consistent with a Fund's investment objectives and limitations, be used by a Fund if, in the opinion of the Advisor, these strategies will be advantageous to that Fund. A Fund is free to reduce or eliminate its activity with respect to any of the following investment techniques without violating the Fund's fundamental investment policies. There is no assurance that any of the Funds' strategies or any other strategies and methods of investment available to a Fund will result in the achievement of that Fund's objectives.

BORROWING


The Funds may borrow money, including borrowing for investment purposes. Borrowing for investment is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. Since substantially all of a Fund's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value ("NAV") per share of the Fund will increase more when the Fund's portfolio assets increase in value and decrease more when the Fund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Funds might have to sell portfolio securities to meet interest or principal payments at a time investment considerations would not favor such sales. The Funds intend to use leverage during periods when the Advisor believes that the respective Fund's investment objective would be furthered.


Each Fund may also borrow money to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly. As required by the Investment Company Act of 1940, as amended (the "1940 Act"), a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of a Fund's assets should fail to meet this 300% coverage test, a Fund, within three days (not including Sundays and holidays), will reduce the amount of a Fund's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of a Fund's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The Funds are authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings.


EQUITY SECURITIES

Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants to acquire common stock, securities convertible into common stock, and investments in master limited partnerships. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the NAV of a fund to fluctuate. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Equity securities are described in more detail below.

o COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

o PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

o WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

o CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

      Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

o SMALL CAPITALIZATION ISSUERS. Investing in equity securities of small capitalization companies often involves greater risk than is customarily associated with investments in large capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

o MASTER LIMITED PARTNERSHIPS ("MLPS"). MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the SEC and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership.

      The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in a MLP than investors in a corporation. Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

FUTURES AND OPTIONS TRANSACTIONS

FUTURES AND OPTIONS ON FUTURES. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). A Fund may use futures contracts and related options for BONA FIDE hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent a Fund uses futures and/or options on futures, it will do so in accordance with Rule 4.5 under the Commodity Exchange Act ("CEA"). The Trust, on behalf of all of its series has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, the Funds are not subject to registration or regulation as a commodity pool operator under the CEA.


An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.


When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit leveraging and related risks. To cover its position, a Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If a Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of a Fund arising from such investment activities.

A Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (I.E., an exercise price) as high as or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, a Fund will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, a Fund will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, a Fund will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with a Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Advisor's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure.

OPTIONS. The Dynamic S&P 500 Master Fund and Dynamic OTC Master Fund may buy call options and write (sell) put options on securities, and the Inverse Dynamic S&P 500 Master Fund and Inverse Dynamic OTC Master Fund may buy put options and write call options on securities for the purpose of realizing their respective investment objectives. The Dynamic Dow Master Fund and Inverse Dynamic Dow Master Fund may buy call and put options and write (sell) call and put options on securities. The Dynamic S&P 500 Master Fund and Dynamic OTC Master Fund may purchase call options and write put options; the Inverse Dynamic S&P 500 Master Fund and Inverse Dynamic OTC Master Fund may purchase put options and write call options; the Dynamic Dow Master Fund and Inverse Dynamic Dow Master Fund may purchase call and put options and write call and put options on stock indices listed on national securities exchanges or traded in the over-the-counter market as an investment vehicle for the purpose of realizing each Fund's respective investment objective.


A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.


A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be "covered," which means that the Fund will own an equal amount of the underlying foreign currency.


Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.


All options written on indices or securities must be covered. When a Fund writes an option on a security, an index or a foreign currency, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.


A Fund may trade put and call options on securities, securities indices and currencies, as the Advisor determines is appropriate in seeking a Fund's investment objective, and except as restricted by a Fund's investment limitations. See "Investment Restrictions."

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or a Fund delivers the security upon exercise.


A Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that a Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium; therefore if price movements in the underlying securities are such that exercise of the options would not be profitable for a Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.


A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

ILLIQUID SECURITIES


While none of the Funds anticipates doing so, each Fund may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "1933 Act"), but which can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. A Fund will not invest more than 15% of the Fund's net assets in illiquid securities. If the percentage of a Fund's net assets invested in illiquid securities exceeds 15% due to market activity, the Fund will take appropriate measures to reduce its holdings of illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Under the current guidelines of the staff of the SEC, illiquid securities also are considered to include, among other securities, purchased OTC options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws. A Fund may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on NAV.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a "safe harbor" from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, a Fund may make such investments whether or not such securities are "illiquid" depending on the market that exists for the particular security. The board of trustees of the Trust (the "Board") has delegated the responsibility for determining the liquidity of Rule 144A restricted securities, which may be invested in by a Fund, to the Advisor.


INVESTMENTS IN OTHER INVESTMENT COMPANIES


While the Master Funds do not anticipate doing so, they may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of Section 12(d)(1) of the 1940 Act. A Fund, therefore, may invest in the securities of another investment company (the "acquired company") provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. A Fund may also invest in the securities of other investment companies if such securities are the only investment securities held by the Fund, such as through a master-feeder arrangement. Each Feeder Fund currently pursues its respective investment objective through such an arrangement.


If a Fund invests in, and, thus, is a shareholder of, another investment company, the Fund's shareholders will indirectly bear the Fund's proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund's own investment adviser and the other expenses that the Fund bears directly in connection with the Fund's own operations.

LENDING OF PORTFOLIO SECURITIES


Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Funds' Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of a Fund (including the loan collateral). No Fund will lend portfolio securities to the Advisor or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Funds. The Funds may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Funds' securities lending agent. By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government securities or letters of credit are used as collateral.

Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) a Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral;
(iii) a Fund must be able to terminate the loan on demand; (iv) a Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value;
(v) a Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, a Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, a Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.


PORTFOLIO TURNOVER


As discussed in the Funds' Prospectuses, the Trust anticipates that investors in the Funds, as part of an asset allocation investment strategy, will frequently purchase and/or redeem shares of the Funds. The nature of the Funds as asset allocation tools will cause the Funds to experience substantial portfolio turnover. (See "Rydex Account Policies" and "Financial Highlights" in the Funds' Prospectuses.) Because each Fund's portfolio turnover rate to a great extent will depend on the purchase, redemption, and exchange activity of the Fund's investors, it is very difficult to estimate what the Fund's actual turnover rate will be in the future. However, the Trust expects that the portfolio turnover experienced by the Funds will be substantial.

"Portfolio Turnover Rate" is defined under the rules of the SEC as the lesser of the value of the securities purchased or of the securities sold, excluding all securities whose maturities at the time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with a remaining maturity of less than one year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Funds invest since such contracts generally have a remaining maturity of less than one year.


REPURCHASE AGREEMENTS


As discussed in the Funds' Prospectuses, each of the Funds may enter into repurchase agreements with financial institutions. The Funds each follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of each of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by a Fund, amounts to more than 15% of the Fund's net assets. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant.

REVERSE REPURCHASE AGREEMENTS


Each Fund may use reverse repurchase agreements as part of its investment strategy. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that a Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to a Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Funds intend to use the reverse repurchase technique only when this will be advantageous to the Funds. Each Fund will establish a segregated account with the Trust's custodian bank in which the Fund will maintain cash or cash equivalents or other portfolio securities equal in value to the Fund's obligations in respect of reverse repurchase agreements.


SHORT SALES


The Inverse Dynamic S&P 500 Fund, Inverse Dynamic S&P 500 Master Fund, Inverse Dynamic OTC Fund, Inverse Dynamic OTC Master Fund, Inverse Dynamic Dow Fund and Inverse Dynamic Dow Master Fund also may engage in short sales transactions under which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund.
Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until the Inverse Dynamic S&P 500 Fund, Inverse Dynamic S&P 500 Master Fund, Inverse Dynamic OTC Fund, Inverse Dynamic OTC Master Fund, Inverse Dynamic Dow Fund and Inverse Dynamic Dow Master Fund close their short positions or replace the borrowed security, each Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Fund's short position. Each of the Funds may use up to 100% of its portfolio to engage in short sales transactions and collateralize its open short positions.

The Dynamic S&P 500 Fund, Dynamic S&P 500 Master Fund, Dynamic OTC Fund, Dynamic OTC Master Fund, Inverse Dynamic Dow Fund, and Inverse Dynamic Dow Master Fund may engage in short sales if, at the time of the short sale, a Fund owns or has the right to acquire an equal amount of the security being sold at no additional cost. While none of these Funds currently expect to do so, each Fund may make a short sale when the Fund wants to sell the security it owns at a current attractive price, in order to hedge or limit the exposure of the Fund's position.


STOCK INDEX FUTURES CONTRACTS

A Fund may buy and sell stock index futures contracts with respect to any stock index traded on a recognized stock exchange or board of trade. A stock index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract.


At the time a Fund purchases a futures contract, an amount of cash, U.S. Government securities or other liquid securities equal to the market value of the futures contract will be deposited in a segregated account with the Fund's custodian. When writing a futures contract, a Fund will maintain with its custodian liquid assets that, when added to the amounts deposited with a futures commission merchant or broker as margin, are equal to the market value of the instruments underlying the contract. Alternatively, a Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).


SWAP AGREEMENTS


The Funds may enter into swap agreements, including but not limited to interest rate and total return swap agreements. A Fund may utilize swap agreements in an attempt to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," I.E., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.


Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").


A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for a Fund's illiquid investment limitations. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay a Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. A Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be maintained in a segregated account by a Fund's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds and their Advisor believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.


The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Advisor, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

TRACKING ERROR

The following factors may affect the ability of the Funds to achieve correlation with the performance of their respective benchmarks: (1) Fund expenses, including brokerage (which may be increased by high portfolio turnover); (2) a Fund holding less than all of the securities in the benchmark and/or securities not included in the benchmark; (3) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts and options, and the performance of the underlying securities in the market; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover);
(5) a Fund holding instruments traded in a market that has become illiquid or disrupted; (6) Fund share prices being rounded to the nearest cent; (7) changes to the index underlying a benchmark that are not disseminated in advance; (8) the need to conform a Fund's portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; or (9) market movements that run counter to a leveraged Fund's investments. Market movements that run counter to a leveraged Fund's investments will cause some divergence between the Fund and its benchmark over time due to the mathematical effects of leveraging. The magnitude of the divergence is dependent upon the magnitude of the market movement, its duration, and the degree to which the Fund is leveraged. The tracking error of a leveraged Fund is generally small during a well-defined up trend or downtrend in the market when measured from price peak to price peak, absent a market decline and subsequent recovery, however, the deviation of the Fund from its benchmark may be significant.

U.S. GOVERNMENT SECURITIES


The Funds may invest in U.S. Government securities. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. Government securities are issued or guaranteed by agencies or instrumentalities of the U.S. Government including, but not limited to, obligations of U.S. Government agencies or instrumentalities such as Fannie Mae, the Government National Mortgage Association ("Ginnie Mae"), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer Mac).

Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.


WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES


Each Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (I.E., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, of such security in determining the Fund's NAV. A Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% of the Fund's net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Fund will also establish a segregated account with the Fund's custodian bank in which the Fund will maintain cash or liquid securities equal to or greater in value than the Fund's purchase commitments for such when-issued or delayed-delivery securities. The Trust does not believe that a Fund's NAV or income will be adversely affected by the Fund's purchase of securities on a when-issued or delayed-delivery basis.

INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of the Funds, which cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of that Fund are present or represented by proxy, or (ii) more than 50% of that Fund's outstanding shares, whichever is less.

Each Fund shall not:

      1. Borrow money in an amount exceeding 33(1)/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing. Asset coverage of a least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. The Fund will not purchase securities while its borrowing exceeds 5% of its total assets.

      2. Make loans if, as a result, more than 33(1)/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and
            (iii) lend its securities.

      3. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

      4. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

      5. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.


      6. Invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry; except that, to the extent the benchmark selected for a particular Fund is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. This limitation does not apply to investments or obligations of the U.S. Government or any of its agencies or instrumentalities, or shares of investment companies.


      7. Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.


NON-FUNDAMENTAL POLICIES


The following investment limitations are non-fundamental policies of the Funds and may be changed with respect to any Fund by the Board and, with respect to the policy to invest at least 80% of the Dynamic S&P 500 Fund, Inverse Dynamic S&P 500 Fund, Dynamic Dow Fund, and Inverse Dynamic Dow Fund's assets in financial instruments with economic characteristics that should perform similarly to those of their benchmarks, without 60 days' prior notice to shareholders.





      1.    Invest in real estate limited partnerships.

      2. Pledge, mortgage or hypothecate assets except to secure permitted borrowings or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

      3.    Invest in companies for the purpose of exercising control.

      4. Purchase securities on margin or effect short sales, except that a Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by
            Section 18 of the 1940 Act.

      5. Invest its assets in securities of any investment company, except as permitted by the 1940 Act or any rule, regulation or order of the SEC.

      6. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

      7.    Invest in mineral leases.

      8.    Invest in warrants.

The Dynamic S&P 500 Fund, Inverse Dynamic S&P 500 Fund, Dynamic Dow Fund, and Inverse Dynamic Dow Fund may not:

      9. Change its investment strategy to invest at least 80% of its assets in financial instruments with economic characteristics that should perform similarly to those of its benchmark, without 60 days' prior notice to shareholders.

With respect to both the fundamental and non-fundamental policies of the Funds, the foregoing percentages: (i) are based on total assets (except for the limitation on illiquid securities, which is based on net assets); (ii) will apply at the time of the purchase of a security; and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security, except for the fundamental limitation on borrowing described in paragraph 1 above, under the heading "Fundamental Policies." With respect to borrowings in accordance with the limitations set forth in paragraph 1, in the event that such asset coverage shall at any time fall below 300 per centum, a Fund must reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300 per centum within three days thereafter.

BROKERAGE ALLOCATION AND OTHER PRACTICES


BROKERAGE TRANSACTIONS. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, a Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Advisor may place a combined order, often referred to as "bunching," for two or more accounts it manages, including a Fund, engaged in the purchase or sale of the same security or other instrument if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or a Fund may obtain, it is the opinion of the Advisor and the Trust's Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions. In addition, in some instances a Fund effecting the larger portion of a combined order may not benefit to the same extent as participants effecting smaller portions of the combined order. Nonetheless, the Advisor believes that the ability of a Fund to participate in higher volume transactions will generally be beneficial to the Fund.

For the fiscal years ended December 31, 2003, 2004, and 2005 the Master Funds paid the following brokerage commissions:

------------------------------------------------------------------------------------------------------------
                                               AGGREGATE              AGGREGATE             AGGREGATE
                                               BROKERAGE              BROKERAGE             BROKERAGE
                               FUND           COMMISSIONS            COMMISSIONS           COMMISSIONS
                            INCEPTION     DURING FISCAL YEAR        DURING FISCAL         DURING FISCAL
        FUND NAME              DATE           ENDED 2003           YEAR ENDED 2004       YEAR ENDED 2005
------------------------------------------------------------------------------------------------------------
  Dynamic S&P 500 Master     05/19/00         $1,543,494              $580,116              $213,442
------------------------------------------------------------------------------------------------------------
     Dynamic S&P 500*        05/19/00             N/A                    N/A                   N/A
------------------------------------------------------------------------------------------------------------
 Inverse Dynamic S&P 500     05/19/00          $937,667               $367,650              $171,772
          Master
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
                                               AGGREGATE              AGGREGATE             AGGREGATE
                                               BROKERAGE              BROKERAGE             BROKERAGE
                               FUND           COMMISSIONS            COMMISSIONS           COMMISSIONS
                            INCEPTION     DURING FISCAL YEAR        DURING FISCAL         DURING FISCAL
        FUND NAME              DATE           ENDED 2003           YEAR ENDED 2004       YEAR ENDED 2005
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
 Inverse Dynamic S&P 500*    05/19/00             N/A                    N/A                   N/A
------------------------------------------------------------------------------------------------------------
    Dynamic OTC Master       05/24/00         $1,869,794             $1,027,434             $792,084
------------------------------------------------------------------------------------------------------------
       Dynamic OTC*          05/24/00             N/A                    N/A                   N/A
------------------------------------------------------------------------------------------------------------
Inverse Dynamic OTC Master   05/23/00          $509,450               $595,808              $411,473
------------------------------------------------------------------------------------------------------------
   Inverse Dynamic OTC*      05/23/00             N/A                    N/A                   N/A
------------------------------------------------------------------------------------------------------------
    Dynamic Dow Master       02/20/04             N/A                  $91,443               $96,002
------------------------------------------------------------------------------------------------------------
       Dynamic Dow*          02/20/04             N/A                    N/A                   N/A
------------------------------------------------------------------------------------------------------------
Inverse Dynamic Dow Master   02/20/04             N/A                  $33,121               $53,199
------------------------------------------------------------------------------------------------------------
   Inverse Dynamic Dow*      02/20/04             N/A                    N/A                   N/A
------------------------------------------------------------------------------------------------------------

*THESE FUNDS PURSUE THEIR INVESTMENT OBJECTIVE BY INVESTING IN A "MASTER" FUND. BROKERAGE COMMISSIONS FOR THE PERIOD WERE PAID BY EACH FUND'S RESPECTIVE MASTER FUND.

Differences from year to year in the amount of brokerage commissions paid by the Funds (as disclosed in the table above) were primarily the result of shareholder purchase and redemption activity, as well as each Fund's overall volatility. Changes in the amount of commissions paid by a Fund do not reflect material changes in that Fund's investment objective or strategies over these periods.


BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' Advisor may select a broker based upon brokerage or research services provided to the Advisor. The Advisor may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.


Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act"), permits the Advisor, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Advisor may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Advisor believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to each Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Advisor might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Advisor may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Advisor will be in addition to and not in lieu of the services required to be performed by the Funds' Advisor under the Advisory Agreement. Any advisory or other fees paid to the Advisor are not reduced as a result of the receipt of research services.


In some cases the Advisor may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Advisor makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Advisor will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Advisor faces a potential conflict of interest, but the Advisor believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to its research and non-research uses.


From time to time, a Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Advisor with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).


For the Trust's fiscal year ended December 31, 2005, the Master Funds paid the following commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Advisor:

------------------------------------------------------------------------------------------------------
                                                                          TOTAL DOLLAR AMOUNT OF
                                         TOTAL DOLLAR AMOUNT OF           TRANSACTIONS INVOLVING
                                       BROKERAGE COMMISSIONS FOR           BROKERAGE COMMISSIONS
           FUND NAME                       RESEARCH SERVICES               FOR RESEARCH SERVICES
------------------------------------------------------------------------------------------------------
     Dynamic S&P 500 Master                     $19,517                        $140,179,960
------------------------------------------------------------------------------------------------------
 Inverse Dynamic S&P 500 Master                    $0                               $0
------------------------------------------------------------------------------------------------------
       Dynamic OTC Master                       $88,490                        $505,195,677
------------------------------------------------------------------------------------------------------
   Inverse Dynamic OTC Master                      $0                               $0
------------------------------------------------------------------------------------------------------
       Dynamic Dow Master                        $6,540                         $61,770,480
------------------------------------------------------------------------------------------------------
   Inverse Dynamic Dow Master                      $0                               $0
------------------------------------------------------------------------------------------------------

BROKERAGE WITH FUND AFFILIATES. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Advisor or Rydex Distributors, Inc. (the "Distributor") for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. With respect to orders placed with the Distributor for execution on a securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company, or any affiliated person of such person to receive a brokerage commission from such registered company provided that such commission is fair and reasonable compared to the commission received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. These rules further require that commissions paid to the affiliate by a Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The members of the Board, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

For the fiscal years ended December 31, 2004 and December 31, 2005, the Master Funds paid the following in brokerage commissions to affiliates:


---------------------------------------------------------------------------------------------------------------------
                                                                                   PERCENTAGE OF     PERCENTAGE OF
                                                                                       TOTAL             TOTAL
                                                                                     BROKERAGE         BROKERAGE
                                                  AGGREGATE DOLLAR AMOUNT OF        COMMISSIONS      TRANSACTIONS
                                                     BROKERAGE COMMISSIONS            PAID TO          EFFECTED
                                     FUND             PAID TO AFFILIATES             AFFILIATED         THROUGH
                                  INCEPTION     ------------------------------       BROKERS IN      AFFILIATES IN
           FUND NAME                 DATE        2003        2004        2005           2005             2005
---------------------------------------------------------------------------------------------------------------------
     Dynamic S&P 500 Master        05/19/00       $0         $712         $0             0%               0%
---------------------------------------------------------------------------------------------------------------------
 Inverse Dynamic S&P 500 Master    05/19/00       $0          $0          $0             0%               0%
---------------------------------------------------------------------------------------------------------------------
       Dynamic OTC Master          05/24/00       $0          $0          $0             0%               0%
---------------------------------------------------------------------------------------------------------------------
   Inverse Dynamic OTC Master      05/23/00       $0          $0          $0             0%               0%
---------------------------------------------------------------------------------------------------------------------
       Dynamic Dow Master          02/20/04       $0          $0        $1,076          1.12%            0.22%
---------------------------------------------------------------------------------------------------------------------
   Inverse Dynamic Dow Master      02/20/04       $0          $0          $0             0%               0%
---------------------------------------------------------------------------------------------------------------------

SECURITIES OF "REGULAR BROKER-DEALERS." A Fund is required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Fund may hold at the close of its most recent fiscal year. "Regular brokers or dealers" of the Trust are the ten brokers or dealers that, during the most recent fiscal year, (i) received the greatest dollar amounts of brokerage commissions from the Trust's portfolio transactions, (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust, or (iii) sold the largest dollar amounts of the Trust's shares. As of December 31, 2005, the following Master Funds held the following securities of the Trust's "regular brokers or dealers":

-------------------------------------------------------------------------------------------------------
                                                                         TOTAL $ AMOUNT OF SECURITIES
                                                                         OF EACH REGULAR BROKER-DEALER
        DYNAMIC FUND                 FULL NAME OF BROKER/DEALER                      HELD
-------------------------------------------------------------------------------------------------------
   Dynamic S&P 500 Master     UBS Financial Services, Inc.                                  $50,052,229
                              Lehman Brothers, Inc.                                         $15,042,569
                              Bank of America Corp.                                         $ 5,154,447
                              Merrill Lynch and Co., Inc.                                   $ 1,731,179
                              Goldman Sachs Group, Inc.                                     $ 1,601,483
                              Lehman Brothers, Inc.                                         $   954,866
                              Bank of New York Co., Inc.                                    $   682,227
                              Bear Stearns Cos., Inc.                                       $   363,920
-------------------------------------------------------------------------------------------------------
  Inverse Dynamic S&P 500     UBS Financial Services, Inc.                                  $60,472,908
           Master             Lehman Brothers, Inc.                                         $34,702,159
                              CSFB                                                          $33,266,344
-------------------------------------------------------------------------------------------------------
     Dynamic OTC Master       UBS Financial Services, Inc.                                  $45,334,521
                              Lehman Brothers, Inc.                                         $21,664,891
-------------------------------------------------------------------------------------------------------
 Inverse Dynamic OTC Master   UBS Financial Services, Inc.                                  $67,069,798
                              Lehman Brothers, Inc.                                         $21,424,692
                              CSFB                                                          $59,150,436
-------------------------------------------------------------------------------------------------------
     Dynamic Dow Master       UBS Financial Services, Inc.                                  $ 2,789,131
                              Lehman Brothers, Inc.                                         $ 4,865,101
-------------------------------------------------------------------------------------------------------
 Inverse Dynamic Dow Master   UBS Financial Services, Inc.                                  $24,281,413
                              Lehman Brothers, Inc.                                         $11,822,487
-------------------------------------------------------------------------------------------------------


MANAGEMENT OF THE TRUST


BOARD RESPONSIBILITIES. The management and affairs of the Trust and the Rydex Family of Funds are supervised by the Board under the laws of the State of Delaware. Each Board member is responsible for the 16 Funds in the Trust as well as other Funds in the Rydex Family of Funds, including the Funds of Rydex Series Funds, Rydex Variable Trust and Rydex ETF Trust, that are described in separate prospectuses and SAIs. In total the Rydex Family of Funds is comprised of 109 Funds, each of which is overseen by the Board. The Board has approved contracts, as described below, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD AND TRUST OFFICERS. Set forth below are the names, ages, position with the Trust, and the principal occupations for a minimum of the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the length of term of office for the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust's Declaration of Trust. Unless otherwise noted, the business address of each Trustee and Officer is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

----------------------------------------------------------------------------------------------------------------------------
                                    POSITION
                                 WITH TRUST AND
          NAME AND                   LENGTH               PRINCIPAL OCCUPATIONS
        DATE OF BIRTH               OF TERM                  IN PAST 5 YEARS                  OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES*
----------------------------------------------------------------------------------------------------------------------------
MICHAEL P. BYRUM (35)          Trustee, 2005 to    Vice President of Rydex Series        Trustee of Rydex Variable Trust,
                               present;            Funds, 1997 to present; Vice          Rydex Series Funds and Rydex ETF
                               Vice President,     President of Rydex Variable Trust,    Trust, 2005 to present; Trustee
                               1999 to present.    1998 to present; Vice President of    of Rydex Capital Partners SPhinX
                                                   Rydex ETF Trust, 2002 to present;     Fund, 2003 to present.
                                                   President of Rydex Capital Partners
                                                   SPhinX Fund, 2003 to present;
                                                   President of PADCO Advisors, Inc.
                                                   and PADCO Advisors II Inc., 2004 to
                                                   present; Chief Operating Officer of
                                                   PADCO Advisors, Inc., 2003 to 2004;
                                                   Executive Vice  President of PADCO
                                                   Advisors, Inc., 1993 to 2004;
                                                   Senior Portfolio Manager of PADCO
                                                   Advisors, Inc., 1993 to 2003;
                                                   Executive Vice President of PADCO
                                                   Advisors II, Inc., 1996 to 2004;
                                                   Senior  Portfolio Manager of PADCO
                                                   Advisors II, Inc., 1996 to 2003;
                                                   President of Rydex Capital
                                                   Partners I, LLC, registered
                                                   investment adviser, and Rydex
                                                   Capital Partners II, LLC,
                                                   registered investment adviser, 2003
                                                   to present; Executive Vice
                                                   President of Rydex Fund Services,
                                                   Inc., 2004 to present; Executive
                                                   Vice President of Rydex
                                                   Distributors, Inc., 1996 to 2004;
                                                   Secretary of PADCO Advisors, Inc.,
                                                   PADCO Advisors II, Inc., Rydex
                                                   Capital Partners I, LLC, registered
                                                   investment adviser Rydex Capital
                                                   Partners II, LLC, registered
                                                   investment adviser, and Rydex Fund
                                                   Services, Inc., 2003 to present;
                                                   Secretary of Rydex Distributors,
                                                   Inc., 1996 to 2004.
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                    POSITION
                                 WITH TRUST AND
          NAME AND                   LENGTH               PRINCIPAL OCCUPATIONS
        DATE OF BIRTH               OF TERM                  IN PAST 5 YEARS                  OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------
CARL G. VERBONCOEUR (52)       Trustee, 2004 to    President of Rydex Variable Trust,    Trustee of Rydex Capital Partners
                               present;            Rydex Series Funds and Rydex ETF      SPhinX Fund, 2005 to present;
                               President, 2003     Trust, 2003 to present; Vice          Trustee of Rydex Variable Trust,
                               to present.         President of Rydex Variable Trust,    Rydex Series Funds and Rydex ETF
                                                   1997 to 2003; Vice President of the   Trust, 2004 to present; Director
                                                   Trust, 2000 to 2003; Vice President   of ICI Mutual Insurance Company,
                                                   of Rydex Series Funds, 1997 to        2005 to present.
                                                   2003; Vice President of Rydex ETF
                                                   Trust, calendar year 2003; Vice
                                                   President of Rydex Capital Partners
                                                   SPhinX Fund, 2003 to present;
                                                   Treasurer of Rydex Variable Trust
                                                   and Rydex Series Funds, 1997 to
                                                   2003; Treasurer of Rydex Dynamic
                                                   Funds, 1999 to 2003; Treasurer of
                                                   Rydex ETF Trust, 2002 to 2003;
                                                   Treasurer of Rydex Capital Partners
                                                   SPhinX Fund, calendar year 2003;
                                                   Chief Executive Officer and
                                                   Treasurer of PADCO Advisors, Inc.,
                                                   PADCO Advisors II, Inc., Rydex Fund
                                                   Services, Inc. and Rydex
                                                   Distributors, Inc., 2003 to
                                                   present; Executive Vice President
                                                   and Treasurer of Rydex Capital
                                                   Partners I, LLC, registered
                                                   investment adviser, and Rydex
                                                   Capital Partners II, LLC,
                                                   registered investment adviser, 2003
                                                   to present; President of PADCO
                                                   Advisors, Inc., PADCO Advisors II,
                                                   Inc., 2003 to 2004; President of
                                                   Rydex Fund Services, Inc. and Rydex
                                                   Distributors, Inc., 2003 to
                                                   present; Executive Vice President
                                                   of PADCO Advisors, Inc., PADCO
                                                   Advisors II, Inc., Rydex Fund
                                                   Services, Inc. and Rydex
                                                   Distributors, Inc., 2000 to 2003;
                                                   Vice President of PADCO Advisors,
                                                   Inc., PADCO Advisors II, Inc.,
                                                   Rydex Fund Services, Inc. and Rydex
                                                   Distributors, Inc., 1997 to 2000.
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                    POSITION
                                 WITH TRUST AND
          NAME AND                   LENGTH               PRINCIPAL OCCUPATIONS
        DATE OF BIRTH               OF TERM                  IN PAST 5 YEARS                  OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
COREY A. COLEHOUR (59)         Trustee, 1999 to    Owner and President of Schield        Trustee of Rydex Capital Partners
                               present.            Management Company, registered        SPhinX Fund, 2005 to present;
                                                   investment adviser, February 2005     Trustee of Rydex Variable Trust,
                                                   to present; Senior Vice President     1998 to present; Trustee of Rydex
                                                   of Marketing and Co-Owner of          ETF Trust, 2003 to present;
                                                   Schield Management Company,           Trustee of Rydex Series Funds,
                                                   registered investment adviser, 1985   1993 to present.
                                                   to February 2005.
----------------------------------------------------------------------------------------------------------------------------
J. KENNETH DALTON (64)         Trustee, 1999 to    Mortgage Banking Consultant and       Trustee of Rydex Capital Partners
                               present.            Investor, The Dalton Group, a real    SPhinX Fund, 2005 to present;
                                                   estate company, 1995 to present.      Trustee of Rydex Variable Trust,
                                                                                         1998 to present; Trustee of Rydex
                                                                                         ETF Trust, 2003 to present;
                                                                                         Trustee of Rydex Series Funds,
                                                                                         1995 to present.
----------------------------------------------------------------------------------------------------------------------------
JOHN O. DEMARET (65)           Trustee, 1999 to    Retired.                              Trustee of Rydex Series Funds,
                               present.                                                  1997 to present; Trustee of Rydex
                                                                                         Variable Trust, 1998 to present;
                                                                                         Trustee of Rydex ETF Trust, 2003
                                                                                         to present; Trustee of Rydex
                                                                                         Capital Partners SPhinX Fund,
                                                                                         2003 to present.
----------------------------------------------------------------------------------------------------------------------------
WERNER E. KELLER (65)          Trustee, 2005 to    President of Keller Partners, LLC,    Trustee of Rydex Variable Trust,
                               present.            registered investment adviser, 2005   Rydex Series Funds and Rydex ETF
                                                   to present; Retired, 2001 to 2005.    Trust, 2005 to present; Trustee
                                                                                         of Rydex Capital Partners SPhinX
                                                                                         Fund, 2003 to present; Chairman
                                                                                         of Centurion Capital Management,
                                                                                         registered investment advisor,
                                                                                         1991 to 2001.
----------------------------------------------------------------------------------------------------------------------------
THOMAS F. LYDON (45)           Trustee, 2005 to    President of Global Trends            Trustee of Rydex Variable Trust,
                               present.            Investments, registered investment    Rydex Series Funds and Rydex ETF
                                                   advisor, 1996 to present.             Trust,  2005 to present; Trustee
                                                                                         of Rydex Capital Partners SPhinX
                                                                                         Fund, 2003 to present; Director
                                                                                         of U.S. Global Investors, Inc.,
                                                                                         1997 to present; Chairman of
                                                                                         Make-A-Wish Foundation of Orange
                                                                                         County, 1999 to present.
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                    POSITION
                                 WITH TRUST AND
          NAME AND                   LENGTH               PRINCIPAL OCCUPATIONS
        DATE OF BIRTH               OF TERM                  IN PAST 5 YEARS                  OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------
PATRICK T. MCCARVILLE (62)     Trustee, 1999 to    Founder and Chief Executive Officer   Trustee of Rydex Capital Partners
                               present.            of Par Industries, Inc., d/b/a Par    SPhinX Fund, 2005 to present;
                                                   Leasing, Northbrook, Illinois, 1977   Trustee of Rydex Series Funds,
                                                   to present.                           1997 to present; Trustee of Rydex
                                                                                         Variable Trust, 1998 to present;
                                                                                         Trustee of Rydex ETF Trust, 2003
                                                                                         to present.
----------------------------------------------------------------------------------------------------------------------------
ROGER SOMERS (60)              Trustee, 1999 to    President of Arrow Limousine, 1963    Trustee of Rydex Capital Partners
                               present.            to present.                           SPhinX Fund, 2005 to present;
                                                                                         Trustee of Rydex Series Funds,
                                                                                         1993 to present; Trustee of Rydex
                                                                                         Variable Trust, 1998 to present;
                                                                                         Trustee of Rydex ETF Trust, 2003
                                                                                         to present.
----------------------------------------------------------------------------------------------------------------------------
OFFICERS
----------------------------------------------------------------------------------------------------------------------------
NICK BONOS (42)                Vice President      Vice President and Treasurer of       N/A
                               and Treasurer,      Rydex Variable Trust, Rydex Series
                               2003 to present.    Funds and Rydex ETF Trust, 2003 to
                                                   present; Treasurer and Principal
                                                   Financial Officer of Rydex Capital
                                                   Partners SPhinX Fund, 2003 to
                                                   present; Senior Vice President of
                                                   Rydex Fund Services, Inc., 2003 to
                                                   present; Vice President of
                                                   Accounting of Rydex Fund Services,
                                                   Inc., 2000 to 2003.

----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                    POSITION
                                 WITH TRUST AND
          NAME AND                   LENGTH               PRINCIPAL OCCUPATIONS
        DATE OF BIRTH               OF TERM                  IN PAST 5 YEARS                  OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------
JOANNA M. HAIGNEY (38)         Chief Compliance    Chief Compliance Officer of Rydex      N/A
                               Officer, 2004 to    Variable Trust, Rydex Series Funds,
                               present;            Rydex ETF Trust and Rydex Capital
                               Secretary, 2000     Partners SPhinX Fund, 2004 to
                               to present.         present; Secretary of Rydex
                                                   Variable Trust and Rydex Series
                                                   Funds, 2000 to present; Secretary
                                                   of Rydex ETF Trust, 2002 to
                                                   present; Secretary of Rydex Capital
                                                   Partners SPhinX Fund, 2003 to
                                                   present; Vice President of Rydex
                                                   Fund Services, Inc., 2004 to
                                                   present; Vice President of
                                                   Compliance of PADCO Advisors, Inc.
                                                   and PADCO Advisors II, Inc., 2000
                                                   to present.
----------------------------------------------------------------------------------------------------------------------------


*DENOTES A TRUSTEE WHO MAY BE DEEMED TO BE AN "INTERESTED" PERSON OF THE FUNDS AS THAT TERM IS DEFINED IN THE 1940 ACT BY VIRTUE OF AFFILIATION WITH THE TRUST'S ADVISOR.



BOARD STANDING COMMITTEES. The Board has established the following standing committees:


AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; serving as a channel of communication between the independent auditor and the Board; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of Rydex Fund Services, Inc. (the "Servicer") that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Colehour, Dalton, Demaret, Keller, Lydon, McCarville, and Somers currently serve as members of the Audit Committee. The Audit Committee met four times in the most recently completed fiscal year.

NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the independent trustees of the Trust. The Nominating Committee operates under a written charter approved by the Board. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 under the 1934 Act in conjunction with a shareholder meeting to consider the election of the Board. Messrs. Colehour, Dalton, Demaret, Keller, Lydon, McCarville and Somers serve as members of the Nominating Committee. The Nominating Committee met one time during the most recently completed fiscal year.




FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each Fund and all Rydex Funds as of the end of the most recently completed calendar year. Shares of the Master Funds are not available for purchase by individuals. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Board and the officers of the Trust own less than 1% of the outstanding shares of the Trust.


---------------------------------------------------------------------------------------------------------------
                                                                                     AGGREGATE DOLLAR RANGE OF
                                                                                     SHARES IN ALL RYDEX FUNDS
          NAME                     FUND NAME           DOLLAR RANGE OF FUND SHARES     OVERSEEN BY TRUSTEE
---------------------------------------------------------------------------------------------------------------
    Michael P. Byrum            Dynamic S&P 500                   None
                            ------------------------------------------------------
                            Inverse Dynamic S&P 500               None
                            ------------------------------------------------------
                                  Dynamic OTC                     None                   $50,001-$100,000
                            ------------------------------------------------------
                              Inverse Dynamic OTC                 None
                            ------------------------------------------------------
                                  Dynamic Dow                     None
                            ------------------------------------------------------
                              Inverse Dynamic Dow                 None
---------------------------------------------------------------------------------------------------------------
    Corey A. Colehour           Dynamic S&P 500                   None
                            ------------------------------------------------------
                            Inverse Dynamic S&P 500               None
                            ------------------------------------------------------
                                  Dynamic OTC                     None                    Over $100,000
                            ------------------------------------------------------
                              Inverse Dynamic OTC                 None
                            ------------------------------------------------------
                                  Dynamic Dow                     None
                            ------------------------------------------------------
                              Inverse Dynamic Dow                 None
---------------------------------------------------------------------------------------------------------------
    J. Kenneth Dalton           Dynamic S&P 500                   None
                            ------------------------------------------------------
                            Inverse Dynamic S&P 500               None
                            ------------------------------------------------------
                                  Dynamic OTC                     None                      $1-$10,000
                            ------------------------------------------------------
                              Inverse Dynamic OTC                 None
                            ------------------------------------------------------
                                  Dynamic Dow                     None
                            ------------------------------------------------------
                              Inverse Dynamic Dow                 None
---------------------------------------------------------------------------------------------------------------
     John O. Demaret            Dynamic S&P 500                   None
                            ------------------------------------------------------
                            Inverse Dynamic S&P 500               None
                            ------------------------------------------------------
                                  Dynamic OTC               $50,001-$100,000              Over $100,000
                            ------------------------------------------------------
                              Inverse Dynamic OTC                 None
                            ------------------------------------------------------
                                  Dynamic Dow                     None
                            ------------------------------------------------------
                              Inverse Dynamic Dow                 None
---------------------------------------------------------------------------------------------------------------
     Thomas F. Lydon            Dynamic S&P 500                   None                      $1-$10,000
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                                     AGGREGATE DOLLAR RANGE OF
                                                                                     SHARES IN ALL RYDEX FUNDS
          NAME                     FUND NAME           DOLLAR RANGE OF FUND SHARES     OVERSEEN BY TRUSTEE
---------------------------------------------------------------------------------------------------------------
                            Inverse Dynamic S&P 500               None
                            ------------------------------------------------------
                                  Dynamic OTC                     None
                            ------------------------------------------------------
                              Inverse Dynamic OTC                 None
                            ------------------------------------------------------
                                  Dynamic Dow                     None
                            ------------------------------------------------------
                              Inverse Dynamic Dow                 None
---------------------------------------------------------------------------------------------------------------
    Werner E. Keller            Dynamic S&P 500                   None
                            ------------------------------------------------------
                            Inverse Dynamic S&P 500             $1-10,000
                            ------------------------------------------------------
                                  Dynamic OTC                $50,001-100,000              Over $100,000
                            ------------------------------------------------------
                              Inverse Dynamic OTC                 None
                            ------------------------------------------------------
                                  Dynamic Dow                     None
                            ------------------------------------------------------
                              Inverse Dynamic Dow                 None
---------------------------------------------------------------------------------------------------------------
  Patrick T. McCarville         Dynamic S&P 500                   None
                            ------------------------------------------------------
                            Inverse Dynamic S&P 500               None                   $50,001-$100,000
                            ------------------------------------------------------
                                  Dynamic OTC                     None
                            ------------------------------------------------------
                              Inverse Dynamic OTC                 None
                            ------------------------------------------------------
                                  Dynamic Dow                     None
                            ------------------------------------------------------
                              Inverse Dynamic Dow                 None
---------------------------------------------------------------------------------------------------------------
     Roger J. Somers            Dynamic S&P 500                   None
                            ------------------------------------------------------
                            Inverse Dynamic S&P 500               None
                            ------------------------------------------------------
                                  Dynamic OTC               $50,001-$100,000
                            ------------------------------------------------------        Over $100,000
                              Inverse Dynamic OTC                 None
                            ------------------------------------------------------
                                  Dynamic Dow                     None
                            ------------------------------------------------------
                              Inverse Dynamic Dow                 None
---------------------------------------------------------------------------------------------------------------
   Carl G. Verboncoeur          Dynamic S&P 500                   None
                            ------------------------------------------------------
                            Inverse Dynamic S&P 500               None
                            ------------------------------------------------------
                                  Dynamic OTC                     None                    Over $100,000
                            ------------------------------------------------------
                              Inverse Dynamic OTC                 None
                            ------------------------------------------------------
                                  Dynamic Dow                     None
                            ------------------------------------------------------
                              Inverse Dynamic Dow                 None
---------------------------------------------------------------------------------------------------------------

BOARD AND OFFICER COMPENSATION. The aggregate compensation paid by the Trust to each of its Board members and officers serving during the fiscal year ended December 31, 2005, is set forth in the table below. Board members who are directors, officers or employees of the Advisor or any of its affiliated entities do not receive compensation from the Trust:

---------------------------------------------------------------------------------------------------------------
                                                     PENSION OR
                               AGGREGATE        RETIREMENT BENEFITS    ESTIMATED ANNUAL         TOTAL
    NAME OF PERSON         COMPENSATION FROM     ACCRUED AS PART OF     BENEFITS UPON     COMPENSATION FROM
                                 TRUST            TRUST'S EXPENSES        RETIREMENT        FUND COMPLEX *
---------------------------------------------------------------------------------------------------------------
  Michael P. Byrum**              n/a                   n/a                  n/a                 n/a
---------------------------------------------------------------------------------------------------------------
   Corey A. Colehour            $16,020                  $0                   $0               $88,500
---------------------------------------------------------------------------------------------------------------
   J. Kenneth Dalton            $16,020                  $0                   $0               $88,500
---------------------------------------------------------------------------------------------------------------
    John O. Demaret             $15,835                  $0                   $0               $92,500
---------------------------------------------------------------------------------------------------------------
    Joanna M. Haigney             n/a                   n/a                  n/a                 n/a
---------------------------------------------------------------------------------------------------------------
   Werner E. Keller             $7,000                   $0                   $0               $45,000
---------------------------------------------------------------------------------------------------------------
    Thomas F. Lydon             $7,000                   $0                   $0               $45,000
---------------------------------------------------------------------------------------------------------------
 Patrick T. McCarville         $16,020                   $0                   $0               $88,500
---------------------------------------------------------------------------------------------------------------
    Roger J. Somers            $16,020                   $0                   $0               $88,500
---------------------------------------------------------------------------------------------------------------
 Carl G. Verboncoeur**            n/a                   n/a                  n/a                 n/a
---------------------------------------------------------------------------------------------------------------

* REPRESENTS TOTAL COMPENSATION FOR SERVICE AS TRUSTEE OF THE RYDEX ETF TRUST, RYDEX DYNAMIC FUNDS, RYDEX VARIABLE TRUST, RYDEX SERIES FUNDS AND RYDEX CAPITAL PARTNERS SPHINX FUND.

** MESSRS. VERBONCOEUR AND BYRUM ARE INTERESTED TRUSTEES, AS DEFINED ABOVE. AS OFFICERS OF THE ADVISOR, THEY DO NOT RECEIVE COMPENSATION FROM THE TRUST.


TRUST OFFICERS. Set forth below are the names, ages, position with the Trust, length of term of office, and the principal occupations for a minimum of the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each Officer is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. None of the Officers receive compensation from the Trust for their services.




NICK BONOS (42)

      Vice President and Treasurer of Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust, 2003 to present; Treasurer and Principal Financial Officer of Rydex Capital Partners SPhinX Fund, 2003 to present; Senior Vice President of Rydex Fund Services, Inc., 2003 to present; Vice President of Accounting of Rydex Fund Services, Inc., 2000 to 2003; Vice President of Mutual Fund Services, State Street Corp., 1997 to 1999.

MICHAEL P. BYRUM (35)

      Trustee of Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust, 2005 to present; Vice President of Rydex Series Funds, 1997 to present; Vice President of Rydex Variable Trust, 1998 to present; Vice President of Rydex Dynamic Funds, 1999 to present; Vice President of Rydex ETF Trust, 2002 to present; President and Trustee of Rydex Capital Partners SPhinX Fund, 2003 to present; President of PADCO Advisors, Inc. and PADCO Advisors II Inc., 2004 to present; Chief
      Operating Officer of PADCO Advisors, Inc., 2003 to 2004; Executive Vice President of PADCO Advisors, Inc., 1993 to 2004; Senior Portfolio Manager of PADCO Advisors, Inc., 1993 to 2003; Executive Vice President of PADCO Advisors II, Inc., 1996 to 2004; Senior Portfolio Manager of PADCO Advisors II, Inc., 1996 to 2003; President of Rydex Capital Partners I, LLC, registered investment adviser, and Rydex Capital Partners II, LLC, registered investment adviser, 2003 to present; Executive Vice President of Rydex Fund Services, Inc., 2004 to present; Executive Vice President of Rydex Distributors, Inc., 1996 to 2004; Secretary of PADCO Advisors, Inc., PADCO Advisors II, Inc., Rydex Capital Partners I, LLC, registered investment adviser, Rydex Capital Partners II, LLC, registered investment adviser, and Rydex Fund Services, Inc., 2003 to present; Secretary of Rydex Distributors, Inc., 1996 to 2004; Investment Representative of Money Management Associates, registered investment adviser, 1992 to 1993.

JOANNA M. HAIGNEY (38)

      Chief Compliance Officer of Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, Rydex ETF Trust and Rydex Capital Partners SPhinX Fund, 2004 to present; Secretary of Rydex Series Funds, Rydex Dynamic Funds and Rydex Variable Trust, 2000 to present; Secretary of Rydex ETF Trust, 2002 to present; Secretary of Rydex Capital Partners SPhinX Fund, 2003 to present; Vice President of Rydex Fund Services, Inc., 2004 to present; Vice President of Compliance of PADCO Advisors, Inc. and PADCO Advisors II, Inc., 2000 to present; Vice President Fund Administration, Chase Global Funds Services Co., a division of Chase Manhattan Bank NA, 1994 to 1999.

CARL G. VERBONCOEUR (52)

      Trustee of Rydex Capital Partners SPhinX Fund, 2005 to present; Trustee of Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust, 2004 to present; President of Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust, 2003 to present; Vice President of Rydex Series Funds, 1997 to 2003; Vice President of Rydex Dynamic Funds, 2000 to 2003; Vice President of Rydex Variable Trust, 1997 to 2003; Vice President of Rydex ETF Trust, calendar year 2003; Vice President of Rydex Capital Partners SPhinX Fund, 2003 to present; Treasurer of Rydex Series Funds and Rydex Variable Trust, 1997 to 2003; Treasurer of Rydex Dynamic Funds, 1999 to 2003; Treasurer of Rydex ETF Trust, 2002 to 2003; Treasurer of Rydex Capital Partners SPhinX Fund, calendar year 2003; Chief Executive Officer and Treasurer of PADCO Advisors, Inc., PADCO Advisors II, Inc., Rydex Fund Services, Inc. and Rydex Distributors, Inc., 2003 to present; Executive Vice President and Treasurer of Rydex Capital Partners I, LLC, registered investment adviser, and Rydex Capital Partners II, LLC, registered investment adviser, 2003 to present; President of PADCO Advisors, Inc., PADCO Advisors II, Inc., 2003 to 2004; President of Rydex Fund Services, Inc. and Rydex Distributors, Inc., 2003 to present; Executive Vice President of PADCO Advisors, Inc., PADCO Advisors II, Inc., Rydex Fund Services, Inc. and Rydex Distributors, Inc., 2000 to 2003; Vice President of PADCO Advisors, Inc., PADCO Advisors II, Inc., Rydex Fund

      Services, Inc. and Rydex Distributors, Inc., 1997 to 2000; Director of ICI Mutual Insurance Company, 2005 to present; Senior Vice President, Crestar Bank, 1995 to 1997; Senior Vice President, Crestar Asset Management Company, registered investment adviser, 1993 to 1995; Vice President of Perpetual Savings Bank, 1987 to 1993.


CODE OF ETHICS


The Board has adopted a Combined Code of Ethics (the "Code of Ethics") pursuant to Rule 17j-1 under the 1940 Act. The Advisor, the Servicer and the Distributor are also covered by the Code of Ethics. The Code of Ethics applies to the personal investing activities of trustees, directors, officers and certain employees ("access persons"). Rule 17j-1 and the Code of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in private placements and are prohibited from investing in initial public offerings. The Code of Ethics is on file with the SEC, and is available to the public.


PROXY VOTING

The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Advisor. The Advisor will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix A to this SAI. The Board will periodically review each Fund's proxy voting record.


The Trust annually discloses its complete proxy voting record on Form N-PX. The Trust's most recent Form N-PX is available upon request by calling 800.820.0888 or 301.296.5100 or by writing to Rydex Dynamic Funds at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. The Trust's Form N-PX is also available on the SEC's web site at www.sec.gov.


THE ADVISORY AGREEMENT


PADCO Advisors, Inc., 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, provides portfolio management to each Fund pursuant to an advisory contract with the Trust. The Advisor was incorporated in the State of Maryland on July 5, 1994, together with PADCO II Advisors, Inc., a registered investment adviser under common control and does business under the name Rydex Investments. The voting common stock of the Advisor is held predominantly by a trust established by the late Albert P. Viragh, Jr., the founder of the Advisor, for the benefit of members of his family (the "Viragh Family Trust"). Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through its ownership of voting common stock, the Viragh Family Trust and/or its three trustees, Katherine A. Viragh, Mark S. Viragh and Roger E. Young, may be deemed, under the 1940 Act, to control the Advisor.


The Advisor manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Board and the officers of the Trust. The Advisor bears all costs associated with providing these advisory services and the expenses of the members of the Board who are affiliated with or interested persons of the Advisor. The Advisor, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares.

Under an investment advisory agreement with the Advisor, dated April 30, 2004, the Advisor serves as the investment adviser for each series of the Trust and provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to direction and control by the Board and the officers of the Trust. As of December 31, 2005, assets under management of the Advisor were approximately $14 billion. Pursuant to the advisory agreement with the Advisor, the Master Funds pay the Advisor the following fees at an annual rate, which is calculated daily and paid monthly, at an annual rate of 0.90% of the average daily net assets of each Master Fund and pay the Advisor the following fees at an annual rate, which is calculated daily and paid monthly, at an annual rate of 0.90% of the average daily net assets of each Fund. The Advisor may, from time to time reimburse certain expenses of the Funds in order to limit the Funds' operating expenses as described in the Prospectuses.

The continuance of the advisory agreement must be specifically approved at least annually (i) by the vote of the Board or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Board members who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The advisory agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to a Fund, by a majority of the outstanding shares of the Fund, on not less than 60 days' written notice to the Advisor, or by the Advisor on 60 days' written notice to the Trust. The advisory agreement provides that the Advisor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

For the fiscal years ended December 31, 2003, 2004, and 2005 the Advisor received the following investment advisory fees:

------------------------------------------------------------------------------------------------------------------------
                                          FUND                    ADVISORY FEES      ADVISORY FEES     ADVISORY FEES
                                        INCEPTION    ADVISORY    PAID FOR FISCAL    PAID FOR FISCAL   PAID FOR FISCAL
        FUND NAME                         DATE          FEE      YEAR ENDED 2003    YEAR ENDED 2004   YEAR ENDED 2005
------------------------------------------------------------------------------------------------------------------------
Dynamic S&P 500 Master                  05/19/00       0.90%        $1,802,976         $3,174,901        $3,353,068
------------------------------------------------------------------------------------------------------------------------
Dynamic S&P 500*                        05/19/00       0.90%            N/A               N/A                N/A
------------------------------------------------------------------------------------------------------------------------
Inverse Dynamic S&P 500                 05/19/00       0.90%        $4,522,173         $3,555,042        $3,184,547
Master
------------------------------------------------------------------------------------------------------------------------
Inverse Dynamic S&P 500*                05/19/00       0.90%            N/A               N/A                N/A
------------------------------------------------------------------------------------------------------------------------
Dynamic OTC Master                      05/24/00       0.90%        $3,079,740         $4,948,104        $5,033,982
------------------------------------------------------------------------------------------------------------------------
Dynamic OTC*                            05/24/00       0.90%            N/A               N/A                N/A
------------------------------------------------------------------------------------------------------------------------
Inverse Dynamic OTC Master              05/23/00       0.90%        $3,466,909         $4,572,427        $4,593,027
------------------------------------------------------------------------------------------------------------------------
Inverse Dynamic OTC*                    05/23/00       0.90%            N/A               N/A                N/A
------------------------------------------------------------------------------------------------------------------------
Dynamic Dow Master                      02/20/04       0.90%            N/A             $130,584          $273,636
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                          FUND                    ADVISORY FEES      ADVISORY FEES     ADVISORY FEES
                                        INCEPTION    ADVISORY    PAID FOR FISCAL    PAID FOR FISCAL   PAID FOR FISCAL
        FUND NAME                         DATE          FEE      YEAR ENDED 2003    YEAR ENDED 2004   YEAR ENDED 2005
------------------------------------------------------------------------------------------------------------------------
Dynamic Dow*                            02/20/04       0.90%            N/A               N/A                N/A
------------------------------------------------------------------------------------------------------------------------
Inverse Dynamic Dow Master              02/20/04       0.90%            N/A             $112,552          $356,937
------------------------------------------------------------------------------------------------------------------------
Inverse Dynamic Dow*                    02/20/04       0.90%            N/A               N/A                N/A
------------------------------------------------------------------------------------------------------------------------

*These Funds pursue their investment objective by investing in a "master" fund. The advisory fees are paid by each Fund's respective master fund.


PORTFOLIO MANAGERS

This  section  includes   information  about  each  Fund's  portfolio  managers,
including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS. In addition to the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as follows:


--------------------------------------------------------------------------------------------------------------------
                       REGISTERED INVESTMENT           OTHER POOLED INVESTMENT
                          COMPANIES 1,2                        VEHICLES 1                  OTHER ACCOUNTS 1
                  --------------------------------------------------------------------------------------------------
                   NUMBER OF                         NUMBER OF                        NUMBER OF
      NAME         ACCOUNTS       TOTAL ASSETS       ACCOUNTS      TOTAL ASSETS       ACCOUNTS      TOTAL ASSETS
--------------------------------------------------------------------------------------------------------------------
Michael P. Byrum      112         $14 billion           2          $1.5 million           6         LESS THAN $5
                                                                                                       MILLION
--------------------------------------------------------------------------------------------------------------------
James R. King         110         $14 billion           0               N/A               2         LESS THAN $5
                                                                                                       MILLION
--------------------------------------------------------------------------------------------------------------------
Michael Dellapa       110         $14 billion           0               N/A               7         LESS THAN $5
                                                                                                       MILLION

--------------------------------------------------------------------------------------------------------------------

1 INFORMATION PROVIDED IS AS OF DECEMBER 31, 2005.

2  THE   PORTFOLIO   MANAGERS   MANAGE  ONE   ACCOUNT   THAT  IS  SUBJECT  TO  A
PERFORMANCE-BASED ADVISORY FEE. THE ACCOUNT HAD $82.2 MILLION IN ASSETS UNDER MANAGEMENT AS OF DECEMBER 31, 2005.


CONFLICTS OF INTEREST. The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of a Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as one of the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers' knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. However, the Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

PORTFOLIO MANAGER COMPENSATION. The Advisor compensates each portfolio manager for his management of the Funds. The portfolio managers' compensation consists of a fixed annual salary and a discretionary bonus. The amount of the discretionary bonus is determined by two components. The first component is a comparison of the portfolio manager's Fund performance relative to a mutual fund peer's performance and/or to the performance of applicable internal or external benchmarks as measured over a one-year period. Mutual fund peers are those funds with similar investment objectives to the Fund managed by the portfolio manager. Mutual fund peers do not exist for all Rydex Funds. Rydex Funds that do not have a mutual fund peer available for comparison purposes will instead be compared to applicable internal or external benchmarks. An external benchmark, such as the S&P 500 Index, will be used for each Rydex Fund that seeks to track the performance of a published index. An internal benchmark, such as the inverse of the S&P 500 Index, will be used when an external benchmark is not available. For the Funds, the portfolio managers' performance will be compared in part to the performance of the Funds' underlying indices, as that term is defined in the Prospectuses. The second component used to determine the discretionary bonus is based on the Advisor's profit margin and assets under management.

FUND SHARES OWNED BY PORTFOLIO MANAGERS. The following table shows the dollar amount range of each portfolio manager's "beneficial ownership" of shares of each Fund as of December 31, 2005. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.

---------------------------------------------------------------------------------------------------------------
     PORTFOLIO MANAGER                          FUND                          DOLLAR RANGE OF FUND SHARES
---------------------------------------------------------------------------------------------------------------
Michael P. Byrum                          Dynamic S&P 500                                None
                            -----------------------------------------
                                      Inverse Dynamic S&P 500                            None
                            -----------------------------------------
                                            Dynamic OTC                                  None
                            -----------------------------------------
                                        Inverse Dynamic OTC                              None
                            -----------------------------------------
                                            Dynamic Dow                                  None
                            -----------------------------------------
                                        Inverse Dynamic Dow                              None
---------------------------------------------------------------------------------------------------------------
James R. King                             Dynamic S&P 500                                None
                            -----------------------------------------
                                      Inverse Dynamic S&P 500                            None
                            -----------------------------------------
                                            Dynamic OTC                                  None
                            -----------------------------------------
                                        Inverse Dynamic OTC                              None
                            -----------------------------------------
                                            Dynamic Dow                                  None
                            -----------------------------------------
                                        Inverse Dynamic Dow                              None
---------------------------------------------------------------------------------------------------------------
Michael Dellapa                           Dynamic S&P 500                                None
                            -----------------------------------------
                                      Inverse Dynamic S&P 500                            None
                            -----------------------------------------
                                            Dynamic OTC                                  None
                            -----------------------------------------
                                        Inverse Dynamic OTC                              None
                            -----------------------------------------
                                            Dynamic Dow                                  None
                            -----------------------------------------
                                        Inverse Dynamic Dow                              None
---------------------------------------------------------------------------------------------------------------


THE ADMINISTRATIVE SERVICE AGREEMENT AND ACCOUNTING SERVICE AGREEMENT


General administrative, shareholder, dividend disbursement, transfer agent, and registrar services are provided to the Trust and the Funds by the Servicer, 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, subject to the general supervision and control of the Board and the officers of the Trust, pursuant to a service agreement between the Trust and the Servicer. The Servicer is wholly-owned by the Viragh Family Trust.

Under the service agreement, the Servicer provides the Trust and each Fund with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of NAVs; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Trust and each Fund under federal and state securities laws. The Servicer also maintains the shareholder account records for each Fund, disburses dividends and distributions payable by each Fund, and produces statements with respect to account activity for each Fund and each Fund's shareholders. The Servicer pays all fees and expenses that are directly related to the services provided by the Servicer to each Fund; each Fund reimburses the Servicer for all fees and expenses incurred by the Servicer which are not directly related to the services the Servicer provides to the Fund under the service agreement. In consideration for its services, the Servicer is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.25% of the average daily net assets of each Fund.

For the fiscal years ended December 31, 2003, 2004, and 2005 the Servicer received the following fees:

--------------------------------------------------------------------------------------------------------------------
                                      FUND             SERVICE                 SERVICE                SERVICE
                                   INCEPTION     FEES PAID FOR FISCAL    FEES PAID FOR FISCAL   FEES PAID FOR FISCAL
       FUND NAME                      DATE          YEAR ENDED 2003         YEAR ENDED 2004        YEAR ENDED 2005
--------------------------------------------------------------------------------------------------------------------
Dynamic S&P 500*                   05/19/00             $500,481               $881,455               $931,706
--------------------------------------------------------------------------------------------------------------------
Dynamic S&P 500 Master             05/19/00                N/A                   N/A                     N/A
--------------------------------------------------------------------------------------------------------------------
Inverse Dynamic S&P 500*           05/19/00            $1,255,496              $986,937               $884,148
--------------------------------------------------------------------------------------------------------------------
Inverse Dynamic S&P 500 Master     05/19/00                N/A                   N/A                     N/A
--------------------------------------------------------------------------------------------------------------------
Dynamic OTC*                       05/24/00             $853,679              $1,373,736             $1,397,885
--------------------------------------------------------------------------------------------------------------------
Dynamic OTC Master                 05/24/00                N/A                   N/A                     N/A
--------------------------------------------------------------------------------------------------------------------
Inverse Dynamic OTC*               05/23/00             $962,472              $1,269,393             $1,275,464
--------------------------------------------------------------------------------------------------------------------
Inverse Dynamic OTC Master         05/23/00                N/A                   N/A                     N/A
--------------------------------------------------------------------------------------------------------------------
Dynamic Dow*                       02/20/04                N/A                 $36,261                 $75,981
--------------------------------------------------------------------------------------------------------------------
Dynamic Dow Master                 02/20/04                N/A                   N/A                     N/A
--------------------------------------------------------------------------------------------------------------------
Inverse Dynamic Dow*               02/20/04                N/A                 $31,267                 $99,116
--------------------------------------------------------------------------------------------------------------------
Inverse Dynamic Dow Master         02/20/04                N/A                   N/A                     N/A
--------------------------------------------------------------------------------------------------------------------

*These  Funds  pursue  their  investment   objective  by  investing   through  a
"master-feeder  arrangement."  The  administrative  fees are paid by the  Feeder
Funds.

Pursuant to an Accounting Services Agreement, the Servicer serves as Accounting Services Agent and performs certain record keeping and accounting functions for a fee calculated at an annual percentage rate of 0.15%of the average daily net assets of the Funds. Certain officers and members of the Board of the Trust are also officers and directors of the Servicer.

For the fiscal years ended December 31, 2003, 2004 and 2005 the Servicer received the following fees:

--------------------------------------------------------------------------------------------------------------------
                                    FUND        ACCOUNTING SERVICE      ACCOUNTING SERVICE     ACCOUNTING SERVICE
                                 INCEPTION     FEES PAID FOR FISCAL    FEES PAID FOR FISCAL   FEES PAID FOR FISCAL
          FUND NAME                 DATE          YEAR ENDED 2003         YEAR ENDED 2004        YEAR ENDED 2005
--------------------------------------------------------------------------------------------------------------------
       Dynamic S&P 500*           05/19/00           $268,284                $528,873               $558,645
--------------------------------------------------------------------------------------------------------------------
    Dynamic S&P 500 Master        05/19/00              N/A                     N/A                    N/A
--------------------------------------------------------------------------------------------------------------------
   Inverse Dynamic S&P 500*       05/19/00           $620,017                $592,162               $530,489
--------------------------------------------------------------------------------------------------------------------
Inverse Dynamic S&P 500 Master    05/19/00              N/A                     N/A                    N/A
--------------------------------------------------------------------------------------------------------------------
         Dynamic OTC*             05/24/00           $463,424                $824,242               $838,731
--------------------------------------------------------------------------------------------------------------------
      Dynamic OTC Master          05/24/00              N/A                     N/A                    N/A
--------------------------------------------------------------------------------------------------------------------
     Inverse Dynamic OTC*         05/23/00           $485,036                $761,636               $765,279
--------------------------------------------------------------------------------------------------------------------
  Inverse Dynamic OTC Master      05/23/00              N/A                     N/A                    N/A
--------------------------------------------------------------------------------------------------------------------
         Dynamic Dow*             02/20/04              N/A                   $21,756                $45,588
--------------------------------------------------------------------------------------------------------------------
      Dynamic Dow Master          02/20/04              N/A                     N/A                    N/A
--------------------------------------------------------------------------------------------------------------------
     Inverse Dynamic Dow*         02/20/04              N/A                   $18,760                $59,470
--------------------------------------------------------------------------------------------------------------------
  Inverse Dynamic Dow Master      02/20/04              N/A                     N/A                    N/A
--------------------------------------------------------------------------------------------------------------------

*These  Funds  pursue  their  investment   objective  by  investing   through  a
"master-feeder arrangement." The accounting service fees are paid by the Feeder Funds.


DISTRIBUTION


Pursuant to the Distribution Agreement adopted by the Trust, the Distributor, 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, acts as distributor for the shares of the Trust under the general supervision and control of the Board and the officers of the Trust. The Distributor is wholly-owned by the Viragh Family Trust. The Distribution Agreement grants the Distributor the exclusive right to distribute the shares of the Funds. In addition, the Distribution Agreement permits the Distributor to receive as compensation any front-end sales load or contingent deferred sales charge collected by the Funds or other asset-based sales charges collected pursuant to any distribution or shareholder services plans adopted by the Funds on behalf of the various classes of shares. Each of the Funds' current distribution and shareholder services plans, as well as a description of the services performed under each, are described below.

A-CLASS DISTRIBUTION PLAN -Each of the Feeder Funds have adopted a Distribution Plan applicable to A-Class Shares. Under the Distribution Plan, the Distributor, or designated service providers, may receive up to 0.25% of each Fund's assets attributable to A-Class Shares as compensation for distribution services pursuant to Rule 12b-1 of the 1940 Act.

Following are the fees paid under the A-Class Distribution Plan for the fiscal period ended December 31, 2005:

----------------------------------------------------------------------------------------------------------
         FUND NAME          FUND INCEPTION DATE        12B-1 FEES PAID              12B-1 FEES PAID
----------------------------------------------------------------------------------------------------------
     Dynamic S&P 500*            05/19/00                   0.25%                       $6,538
----------------------------------------------------------------------------------------------------------
  Dynamic S&P 500 Master         05/19/00                    N/A                          N/A
----------------------------------------------------------------------------------------------------------
 Inverse Dynamic S&P 500*        05/19/00                   0.25%                       $8,308
----------------------------------------------------------------------------------------------------------
  Inverse Dynamic S&P 500        05/19/00                    N/A                          N/A
          Master
----------------------------------------------------------------------------------------------------------
       Dynamic OTC*              05/24/00                   0.25%                       $8,816
----------------------------------------------------------------------------------------------------------
    Dynamic OTC Master           05/24/00                    N/A                          N/A
----------------------------------------------------------------------------------------------------------
   Inverse Dynamic OTC*          05/23/00                   0.25%                       $6,855
----------------------------------------------------------------------------------------------------------
Inverse Dynamic OTC Master       05/23/00                    N/A                          N/A
----------------------------------------------------------------------------------------------------------
       Dynamic Dow*              02/20/04                   0.25%                       $2,221
----------------------------------------------------------------------------------------------------------
    Dynamic Dow Master           02/20/04                    N/A                          N/A
----------------------------------------------------------------------------------------------------------
   Inverse Dynamic Dow*          02/20/04                   0.25%                       $4,233
----------------------------------------------------------------------------------------------------------
Inverse Dynamic Dow Master       02/20/04                    N/A                          N/A
----------------------------------------------------------------------------------------------------------

*These  Funds  pursue  their  investment   objective  by  investing   through  a
"master-feeder arrangement." The 12b-1 fees are paid by the Feeder Funds.

C-CLASS DISTRIBUTION AND SHAREHOLDER SERVICING PLAN - Each Fund has adopted a Distribution and Shareholder Services Plan for C-Class Shares (the "C-Class Plan"). Under the C-Class Plan, the Distributor, or designated service providers, may receive up to 1.00% of each Fund's assets attributable to C-Class Shares as compensation for distribution and shareholder services pursuant to Rule 12b-1 of the 1940 Act. The C-Class Plan allows for payment of up to 0.75% of each Fund's assets attributable to C-Class Shares as compensation for distribution services and up to 0.25% of each Fund's assets attributable to C-Class Shares as compensation for shareholder services.

Following are the fees paid under the C-Class Distribution and Shareholder Servicing Plan for the fiscal period ended December 31, 2005:

---------------------------------------------------------------------------------------------------------
           FUND NAME             FUND INCEPTION DATE        12B-1 FEES PAID          12B-1 FEES PAID
---------------------------------------------------------------------------------------------------------
       Dynamic S&P 500*               05/19/00                   1.00%                  $649,283
---------------------------------------------------------------------------------------------------------
    Dynamic S&P 500 Master            05/19/00                    N/A                      N/A
---------------------------------------------------------------------------------------------------------
   Inverse Dynamic S&P 500*           05/19/00                   1.00%                  $360,010
---------------------------------------------------------------------------------------------------------
Inverse Dynamic S&P 500 Master        05/19/00                    N/A                      N/A
---------------------------------------------------------------------------------------------------------
         Dynamic OTC*                 05/24/00                   1.00%                  $601,599
---------------------------------------------------------------------------------------------------------
      Dynamic OTC Master              05/24/00                    N/A                      N/A
---------------------------------------------------------------------------------------------------------
     Inverse Dynamic OTC*             05/23/00                   1.00%                  $428,128
---------------------------------------------------------------------------------------------------------
  Inverse Dynamic OTC Master          05/23/00                    N/A                      N/A
---------------------------------------------------------------------------------------------------------
         Dynamic Dow*                 02/20/04                   1.00%                   $27,802
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
           FUND NAME             FUND INCEPTION DATE        12B-1 FEES PAID          12B-1 FEES PAID
---------------------------------------------------------------------------------------------------------
      Dynamic Dow Master              02/20/04                    N/A                      N/A
---------------------------------------------------------------------------------------------------------
     Inverse Dynamic Dow*             02/20/04                   1.00%                   $17,444
---------------------------------------------------------------------------------------------------------
  Inverse Dynamic Dow Master          02/20/04                    N/A                      N/A
---------------------------------------------------------------------------------------------------------

*These  Funds  pursue  their  investment   objective  by  investing   through  a
"master-feeder arrangement." The 12b-1 fees are paid by the Feeder Funds.

H-CLASS DISTRIBUTION PLAN AND SHAREHOLDER SERVICES PLAN - Each Fund has adopted a Distribution Plan and a Shareholder Services Plan for its H-Class Shares. Under the Distribution Plan, the Distributor, or designated service providers, may receive up to 0.25% of each Fund's assets attributable to H-Class Shares as compensation for distribution services pursuant to Rule 12b-1 under the 1940 Act. The Shareholder Services Plan permits the payment of up to 0.25% of each Fund's assets attributable to H-Class Shares to designated service providers as compensation for providing shareholder services, which are not primarily intended to result in the sale of the shares of the Funds.

Following are the fees paid under the H-Class Distribution Plan for the fiscal period ended December 31, 2005:

---------------------------------------------------------------------------------------------------------
           FUND NAME             FUND INCEPTION DATE       12B-1 FEES PAID          12B-1 FEES PAID
---------------------------------------------------------------------------------------------------------
        Dynamic S&P 500*               05/19/00                 0.25%                   $762,217
---------------------------------------------------------------------------------------------------------
     Dynamic S&P 500 Master            05/19/00                  N/A                      N/A
---------------------------------------------------------------------------------------------------------
    Inverse Dynamic S&P 500*           05/19/00                 0.25%                   $785,837
---------------------------------------------------------------------------------------------------------
 Inverse Dynamic S&P 500 Master        05/19/00                  N/A                      N/A
---------------------------------------------------------------------------------------------------------
          Dynamic OTC*                 05/24/00                 0.25%                  $1,238,670
---------------------------------------------------------------------------------------------------------
       Dynamic OTC Master              05/24/00                  N/A                      N/A
---------------------------------------------------------------------------------------------------------
      Inverse Dynamic OTC*             05/23/00                 0.25%                  $1,161,577
---------------------------------------------------------------------------------------------------------
   Inverse Dynamic OTC Master          05/23/00                  N/A                      N/A
---------------------------------------------------------------------------------------------------------
          Dynamic Dow*                 02/20/04                 0.25%                   $66,809
---------------------------------------------------------------------------------------------------------
       Dynamic Dow Master              02/20/04                  N/A                      N/A
---------------------------------------------------------------------------------------------------------
      Inverse Dynamic Dow*             02/20/04                 0.25%                   $90,522
---------------------------------------------------------------------------------------------------------
   Inverse Dynamic Dow Master          02/20/04                  N/A                      N/A
---------------------------------------------------------------------------------------------------------

DESCRIPTION OF DISTRIBUTION AND SHAREHOLDER SERVICES - Distribution services may include: (i) services in connection with distribution assistance, or (ii) payments to financial institutions and other financial intermediaries, such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, mutual fund "supermarkets" and the Distributor's affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of a Fund), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

Shareholder services may include: (i) maintaining accounts relating to clients that invest in shares; (ii) arranging for bank wires; (iii) responding to client inquiries relating to the services performed by the service provider; (iv) responding to inquiries from clients concerning their investment in shares; (v) assisting clients in changing dividend options, account designations and addresses; (vi) providing information periodically to clients showing their position in shares; (vii) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to clients; and (viii) processing dividend payments from the Funds on behalf of clients.


COSTS AND EXPENSES


Each Fund bears all expenses of its operations other than those assumed by the Advisor or the Servicer. Fund expenses include: the management fee; the servicing fee (including administrative, transfer agent, and shareholder servicing fees); custodian and accounting fees and expenses; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; non-interested trustees' fees and expenses; the costs and expenses of redeeming shares of a Fund; fees and expenses paid to any securities pricing organization; dues and expenses associated with membership in any mutual fund organization; and costs for incoming telephone WATTS lines. In addition, each Fund pays an equal portion of the Trustee fees and expenses for attendance at Board meetings for the members of the Board who are not affiliated with or interested persons of the Advisor.


BUSINESS CONTINUITY AND DISASTER RECOVERY

The Advisor, the Distributor and the Servicer (collectively, the "Service Providers") have developed a joint Business Continuity and Disaster Recovery
Program that is designed to minimize the disruption of normal business operations in the event of a disaster. While the Service Providers believe that the Program is comprehensive and should enable them to survive a disaster and reestablish normal business operations in a timely manner, under certain unusual or unexpected circumstances the Service Providers could be prevented or hindered from providing services to the Funds for extended periods of time. These circumstances may include, without limitation, acts of God, acts of government in its sovereign or contractual capacity, any act of declared or undeclared war or of a public enemy (including acts of terrorism), power shortages or failures, utility or communication failure or delays, labor disputes, strikes, shortages, supply shortages, system failures or malfunctions. Under each Service Provider's agreement with the Trust, absent willful misfeasance, bad faith or gross negligence on the part of the Service Provider, or the reckless disregard of their respective obligations, the Service Provider generally will not be liable for any related losses to the Funds or to the Funds' shareholders as a result of such an occurrence.

PRINCIPAL HOLDERS OF SECURITIES


As of April 2, 2006, the following persons were the only persons who were record owners or, to the knowledge of the Trust, beneficial owners of 5% or more of the shares of the Funds. From time to time, certain shareholders may beneficially own a large percentage of the Fund's outstanding shares, and therefore may be deemed to "control" a Fund. "Control" for this purpose is the ownership of 25% or more of a Fund's outstanding voting securities. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote.

-----------------------------------------------------------------------------------------------------------
      FUND NAME
         AND                 NUMBER OF   PERCENTAGE OF                NAME AND ADDRESS OF
        CLASS                  SHARES     FUND SHARES                  BENEFICIAL OWNER
-----------------------------------------------------------------------------------------------------------
Dynamic S&P 500                40,531       29.82%           LPL Financial Services
Class A shares                                               9785 Towne Center Drive
                                                             San Diego, CA 92121-1968
-----------------------------------------------------------------------------------------------------------
Dynamic S&P 500                30,821       22.68%           Dean Witter FBO
Class A shares                                               Victoria Elliot
                                                             P.O. Box 250
                                                             Church Street Station, CT 06516-6828
-----------------------------------------------------------------------------------------------------------
Dynamic S&P 500                23,800       17.51%           First Clearing, LLC
Class A shares                                               Peter Russell
                                                             95 West Fifth St
                                                             Bayonne, NJ 07002-1111
-----------------------------------------------------------------------------------------------------------
Dynamic S&P 500                12,054       8.87%            Pershing LLC
Class A shares                                               P.O. Box 2052
                                                             Jersey City, NJ 07303-9998
-----------------------------------------------------------------------------------------------------------
Dynamic S&P 500                10,190       7.50%            Don Lunke
Class A shares
-----------------------------------------------------------------------------------------------------------
Inverse Dynamic S&P 500        60,035       34.64%           First Clearing, LLC
Class A shares                                               David G. Rento
                                                             10700 Wheat First Drive
                                                             Glen Allen, VA 23058
-----------------------------------------------------------------------------------------------------------
Inverse Dynamic S&P 500        46,537       26.85%           Pershing LLC
Class A shares                                               P.O. Box 2052
                                                             Jersey City, NJ 07303-9998
-----------------------------------------------------------------------------------------------------------
Inverse Dynamic S&P 500        17,782       10.26%           Morgan Stanley DW Inc. FBO
Class A shares                                               Anthony Borrello
                                                             P.O. Box 250
                                                             Church Street Station, CT 06810-8351
-----------------------------------------------------------------------------------------------------------
Inverse Dynamic S&P 500        15,255       8.80%            LPL Financial Services
Class A shares                                               9785 Towne Center Drive
                                                             San Diego, CA 92121-1968
-----------------------------------------------------------------------------------------------------------
Inverse Dynamic S&P 500        11,005       6.35%            A.G. Edwards & Sons FBO
Class A shares                                               Karen A. Dickerson
                                                             204 Pump Station Road
                                                             Alma, NY 14708-9722
-----------------------------------------------------------------------------------------------------------
Dynamic OTC                    64,761       25.33%           Dean Witter FBO
Class A shares                                               Victoria Elliot
                                                             P.O. Box 250
                                                             Church Street Station, CT 06516-6828
-----------------------------------------------------------------------------------------------------------
Dynamic OTC                    35,420       13.85%           Pershing LLC
Class A shares                                               P.O. Box 2052
                                                             Jersey City, NJ 07303-9998
-----------------------------------------------------------------------------------------------------------
Dynamic OTC                    34,672       13.56%           First Clearing, LLC
Class A shares                                               OT Finance SA
                                                             Lucien I Levy
                                                             50th Street
                                                             Apartado 6307
-----------------------------------------------------------------------------------------------------------
Dynamic OTC                    27,674       10.82%           LPL Financial Services
Class A shares                                               9785 Towne Center Drive
                                                             San Diego, CA 92121-1968
-----------------------------------------------------------------------------------------------------------
Dynamic OTC                    16,162       6.32%            A.G. Edwards & Sons
Class A shares                                               James C. Ewing & Christine M. Ewing
                                                             1 North Jefferson
                                                             St. Louis, MO 63103
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
      FUND NAME
         AND                 NUMBER OF   PERCENTAGE OF                NAME AND ADDRESS OF
        CLASS                  SHARES     FUND SHARES                  BENEFICIAL OWNER
-----------------------------------------------------------------------------------------------------------
Inverse Dynamic OTC            241,042      55.81%           National Investor Services FBO
Class A shares                                               55 Water Street, 32nd Floor
                                                             NY, NY 10041
-----------------------------------------------------------------------------------------------------------
Inverse Dynamic OTC            68,609       15.89%           First Clearing, LLC
Class A shares                                               Robert J. Bent
                                                             30 Powell Street
                                                             Brookline, MA 02446-3921
-----------------------------------------------------------------------------------------------------------
Inverse Dynamic OTC            31,913       7.39%            Pershing LLC
Class A shares                                               P.O. Box 2052
                                                             Jersey City, NJ 07303-9998
-----------------------------------------------------------------------------------------------------------
Dynamic Dow                    22,298       35.95%           Bear Stearns Securities Corp.
Class A shares                                               1 Metrotech Center
                                                             North Brooklyn, NY 11201-3859
-----------------------------------------------------------------------------------------------------------
Dynamic Dow                    19,074       30.75%           LPL Financial Services
Class A shares                                               9785 Towne Center Drive
                                                             San Diego, CA 92121-1968
-----------------------------------------------------------------------------------------------------------
Dynamic Dow                    3,896        6.28%            Citigroup Global Markets Inc.
Class A shares                                               333 West 34th Street, 3rd Floor
                                                             New York, New York 10001
-----------------------------------------------------------------------------------------------------------
Inverse Dynamic Dow            12,898       37.74%           Pershing LLC
Class A shares                                               P.O. Box 2052
                                                             Jersey City, NJ 07303-9998
-----------------------------------------------------------------------------------------------------------
Inverse Dynamic Dow            3,691        10.80%           NFS LLC FBO
Class A shares                                               Robert W. Storm
                                                             P.O. Box 271645
                                                             West Hartford, CT 06127
-----------------------------------------------------------------------------------------------------------
Inverse Dynamic Dow            2,718        7.95%            David G. Rento
Class A shares
-----------------------------------------------------------------------------------------------------------
Inverse Dynamic Dow            2,674        7.82%            A.G. Edwards & Sons
Class A shares                                               David H. Eads
                                                             109 Ivy Hill Drive
                                                             Aberdeen, NJ 07747-1544
-----------------------------------------------------------------------------------------------------------
Inverse Dynamic Dow            2,516        7.36%            Pension Financial Services, Inc.
Class A shares                                               1700 Pacific Avenue Suite 1400
                                                             Dallas, TX 75201
-----------------------------------------------------------------------------------------------------------
Dynamic S&P 500                352,827      24.46%           First Clearing, LLC
Class C shares                                               WBNA Collateral Account FBO
                                                             Rt 2 Box 732
                                                             Broken Bow, OK 74728
-----------------------------------------------------------------------------------------------------------
Dynamic S&P 500                197,848      13.72%           A.G. Edwards & Sons
Class C shares                                               Jonathan S. Jacobs
                                                             1028 Wagner Point Road
                                                             Cambridge, MD 21613-3255
-----------------------------------------------------------------------------------------------------------
Dynamic S&P 500                153,035      10.61%           Morgan Stanley DW Inc
Class C shares                                               FBO John C Wulff
                                                             P.O. Box 250
                                                             Church Street Station, CT 06810-3175
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
      FUND NAME
         AND                 NUMBER OF   PERCENTAGE OF                NAME AND ADDRESS OF
        CLASS                  SHARES     FUND SHARES                  BENEFICIAL OWNER
-----------------------------------------------------------------------------------------------------------
Dynamic S&P 500                123,584      8.57%            Donaldson Lufkin Jenrette
Class C shares                                               P.O. Box 2052
                                                             Jersey City, NJ 07303-9998
-----------------------------------------------------------------------------------------------------------
Dynamic S&P 500                91,298       6.33%            Citigroup Global Markets Inc.
Class C shares                                               333 West 34th Street, 3rd Floor
                                                             New York, New York 10001
-----------------------------------------------------------------------------------------------------------
Inverse Dynamic S&P 500        181,575      21.35%           Delphi Academy of Florida
Class C shares
-----------------------------------------------------------------------------------------------------------
Inverse Dynamic S&P 500        111,976      13.17%           Morgan Stanley DW Inc
Class C shares                                               FBO Jeff B. Spires
                                                             P.O. Box 250
                                                             Church Street Station, CT 06810-3175
-----------------------------------------------------------------------------------------------------------
Inverse Dynamic S&P 500        98,050       13.13%           Donaldson Lufkin Jenrette
Class C shares                                               P.O. Box 2052
                                                             Jersey City, NJ 07303-9998
-----------------------------------------------------------------------------------------------------------
Inverse Dynamic S&P 500        54,074       6.36%            NFS LLC FEBO
Class C shares                                               Sharon M. Drew
                                                             106 Riverview Drive
                                                             Decorah, IA 52101
-----------------------------------------------------------------------------------------------------------
Dynamic OTC                    418,285      14.24%           A.G. Edwards & Son Inc.
Class C Shares                                               Whitney H Schaap
                                                             Longview,TX 75601-6714
-----------------------------------------------------------------------------------------------------------
Dynamic OTC                    318,565      10.85%           First Clearing, LLC
Class C Shares                                               Petroleum Synergy Group, Inc.
                                                             P.O. Box 34300
                                                             Reno, NV 89533-4300
-----------------------------------------------------------------------------------------------------------
Dynamic OTC                    294,401      10.02%           LPL Financial Services
Class C Shares                                               9785 Towne Center Drive
                                                             San Diego, CA 92121-1968
-----------------------------------------------------------------------------------------------------------
Dynamic OTC                    260,613      8.87%            Donaldson Lufkin Jenrette
Class C Shares                                               P.O. Box 2052
                                                             Jersey City, NJ 07303-9998
-----------------------------------------------------------------------------------------------------------
Dynamic OTC                    246,225      8.38%            Morgan Stanley DW Inc
Class C Shares                                               FBO Donna Rae Silsbee
                                                             P.O. Box 250
                                                             Church Street Station, CT 06810-3175
-----------------------------------------------------------------------------------------------------------
Dynamic OTC                    206,333      7.03%            NFS LLC FBO
Class C Shares                                               Ian Crave
                                                             121 Sheldon Avenue
                                                             San Carlos, CA 94070
-----------------------------------------------------------------------------------------------------------
Inverse Dynamic OTC            268,637      14.07%           First Clearing, LLC
Class C Shares                                               Gregory J. Mistovich
                                                             287 Central Tpke
                                                             Sutton, MA 01590-2329
-----------------------------------------------------------------------------------------------------------
Inverse Dynamic OTC            216,877      11.36%           NFS LLC FEBO
Class C Shares                                               WAMU Savings Plan
                                                             FBO Donald Hall
                                                             22494 Mountain View Road
                                                             Moreno Valley, CA 92557
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
      FUND NAME
         AND                 NUMBER OF   PERCENTAGE OF                NAME AND ADDRESS OF
        CLASS                  SHARES     FUND SHARES                  BENEFICIAL OWNER
-----------------------------------------------------------------------------------------------------------
Inverse Dynamic OTC            163,773      8.58%            Donaldson Lufkin Jenrette
Class C Shares                                               P.O. Box 2052
                                                             Jersey City, NJ 07303-9998
-----------------------------------------------------------------------------------------------------------
Inverse Dynamic OTC            129,046      6.76%            Pamela K. Aldrich
Class C Shares
-----------------------------------------------------------------------------------------------------------
Dynamic Dow                    16,542       12.57%           NFS LLC FEBO
Class C Shares                                               Karen Sum
                                                             651 Concord Ave. Unit D
                                                             Cambridge, MA 02138
-----------------------------------------------------------------------------------------------------------
Dynamic Dow                    14,241       10.82%           Bear Stearns Securities Corp.
Class C Shares                                               1 Metrotech Center
                                                             North Brooklyn, NY 11201-3859
-----------------------------------------------------------------------------------------------------------
Dynamic Dow                    13,851       10.52%           RBC Dain Rauscher
Class C Shares                                               Edward A. Fausti
                                                             690 Riverknoll Drive
-----------------------------------------------------------------------------------------------------------
Dynamic Dow                    10,707       8.14%            A.G. Edwards & Sonds
Class C Shares                                               C. J. Bukowski
                                                             1 North Jefferson
                                                             St. Louis, MO 63103
-----------------------------------------------------------------------------------------------------------
Dynamic Dow                    10,126       7.69%            Pershing LLC
Class C Shares                                               P.O. Box 2052
                                                             Jersey City, NJ 07303-9998
-----------------------------------------------------------------------------------------------------------
Inverse Dynamic Dow            17,685       31.12%           Bear Stearns Securities Corp.
Class C Shares                                               1 Metrotech Center
                                                             North Brooklyn, NY 11201-3859
-----------------------------------------------------------------------------------------------------------
Inverse Dynamic Dow            7,985        14.05%           Donaldson Lufkin Jenrette
Class C Shares                                               P.O. Box 2052
                                                             Jersey City, NJ 07303-9998
-----------------------------------------------------------------------------------------------------------
Inverse Dynamic Dow            7,184        12.64%           A.G. Edwards & Sons Inc.
Class C Shares                                               Kacie Lachappelle
                                                             1 North Jefferson
                                                             St. Louis, MO 63103
-----------------------------------------------------------------------------------------------------------
Inverse Dynamic Dow            5,920        10.42%           First Clearing, LLC
Class C Shares                                               Elise Raphael
                                                             425 West End Ave #3C
                                                             New York, NY 10024
-----------------------------------------------------------------------------------------------------------
Dynamic S&P 500                1,351,067    22.06%           Schwab
Class H                                                      101 Montgomery Street
                                                             San Francisco, CA 94104
-----------------------------------------------------------------------------------------------------------
Dynamic S&P 500                1,063,207    17.36%           National Financial Services
Class H                                                      200 Liberty Street
                                                             New York, NY 10281-9999
-----------------------------------------------------------------------------------------------------------
Dynamic S&P 500                470,273      7.68%            Merrill Lynch, Pierce, Fenner & Smith, Inc.
Class H                                                      4800 Deer Lake Drive E, 3rd Floor
                                                             Jacksonville, FL 32246
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
      FUND NAME
         AND                 NUMBER OF   PERCENTAGE OF                NAME AND ADDRESS OF
        CLASS                  SHARES     FUND SHARES                  BENEFICIAL OWNER
-----------------------------------------------------------------------------------------------------------
Dynamic S&P 500                307,823      5.03%            Donaldson Lufkin Jenrette
Class H                                                      P.O. Box 2052
                                                             Jersey City, NJ 07303-9998
-----------------------------------------------------------------------------------------------------------
Inverse Dynamic S&P 500        1,949,440    19.79%           Schwab
Class H                                                      101 Montgomery Street
                                                             San Francisco, CA 94104
-----------------------------------------------------------------------------------------------------------
Inverse Dynamic S&P 500        1,512,419    15.35%           National Financial Services
Class H                                                      200 Liberty Street
                                                             New York, NY 10281-9999
-----------------------------------------------------------------------------------------------------------
Inverse Dynamic S&P 500        976,269      9.91%            Merrill Lynch, Pierce, Fenner & Smith, Inc.
Class H                                                      4800 Deer Lake Drive E, 3rd Floor
                                                             Jacksonville, FL 32246
-----------------------------------------------------------------------------------------------------------
Inverse Dynamic S&P 500        528,459      5.36%            National Financial Services
Class H                                                      55 Water Street, 32nd Floor
                                                             New York, NY 10041
-----------------------------------------------------------------------------------------------------------
Dynamic OTC                    3,173,397    14.56%           National Financial Services
Class H                                                      200 Liberty Street
                                                             New York, NY 10281-9999
-----------------------------------------------------------------------------------------------------------
Dynamic OTC                    2,740,589    12.58%           Schwab
Class H                                                      101 Montgomery Street
                                                             San Francisco, CA 94104
-----------------------------------------------------------------------------------------------------------
Dynamic OTC                    1,118,160    5.13%            Donaldson Lufkin Jenrette
Class H                                                      P.O. Box 2052
                                                             Jersey City, NJ 07303-9998
-----------------------------------------------------------------------------------------------------------
Inverse Dynamic OTC            3,913,774    18.06%           National Financial Services
Class H                                                      200 Liberty Street
                                                             New York, NY 10281-9999
-----------------------------------------------------------------------------------------------------------
Inverse Dynamic OTC            3,591,076    16.57%           Schwab
Class H                                                      101 Montgomery Street
                                                             San Francisco, CA 94104
-----------------------------------------------------------------------------------------------------------
Inverse Dynamic OTC            1,201,656    5.55%            Merrill Lynch, Pierce, Fenner & Smith, Inc.
Class H                                                      4800 Deer Lake Drive E, 3rd Floor
                                                             Jacksonville, FL 32246
-----------------------------------------------------------------------------------------------------------
Dynamic Dow                    61,724       8.74%            Twenty Plus MMPP
Class H                                                      FBP Gilman D. Blake III
                                                             21 Young Road
                                                             Weston, MA 02493
-----------------------------------------------------------------------------------------------------------
Dynamic Dow                    53,896       7.40%            Schwab
Class H                                                      101 Montgomery Street
                                                             San Francisco, CA 94104
-----------------------------------------------------------------------------------------------------------
Dynamic Dow                    51,210       7.03%            National Financial Services
Class H                                                      200 Liberty Street
                                                             New York, NY 10281-9999
-----------------------------------------------------------------------------------------------------------
Dynamic Dow                    43,415       5.96%            Merrill Lynch, Pierce, Fenner & Smith, Inc.
Class H                                                      4800 Deer Lake Drive E, 3rd Floor
                                                             Jacksonville, FL 32246
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
      FUND NAME
         AND                 NUMBER OF   PERCENTAGE OF                NAME AND ADDRESS OF
        CLASS                  SHARES     FUND SHARES                  BENEFICIAL OWNER
-----------------------------------------------------------------------------------------------------------
Inverse Dynamic Dow            212,786      22.44%           National Financial Services
Class H                                                      200 Liberty Street
                                                             New York, NY 10281-9999
-----------------------------------------------------------------------------------------------------------
Inverse Dynamic Dow            113,077      11.93%           Schwab
Class H                                                      101 Montgomery Street
                                                             San Francisco, CA 94104
-----------------------------------------------------------------------------------------------------------
Inverse Dynamic Dow            72,548       7.64%            Pershing LLC
Class H                                                      P.O. Box 2052
                                                             Jersey City, NJ 07303-9998
-----------------------------------------------------------------------------------------------------------
Inverse Dynamic Dow            61,223       6.46%            Merrill Lynch, Pierce, Fenner & Smith, Inc.
Class H                                                      4800 Deer Lake Drive E, 3rd Floor
                                                             Jacksonville, FL 32246
-----------------------------------------------------------------------------------------------------------
Inverse Dynamic Dow            51,001       5.38%            Dennis J. O'Brien or Laurie O'Brien
Class H                                                      1814 Medea Court
                                                             Naples, FL 34109
-----------------------------------------------------------------------------------------------------------



DETERMINATION OF NET ASSET VALUE


The following information supplements and should be read in conjunction with the section in the Prospectuses entitled "Calculating NAV." The NAV of a Fund serves as the basis for the purchase and redemption price of that Fund's shares. The NAV of a Fund is calculated by dividing the market value of the Fund's securities plus the value of its other assets, less all liabilities, by the number of outstanding shares of the Fund. If market quotations are not readily available, a security will be valued at fair value by the Advisor using methods established or ratified by the Board.

Options on securities and indices purchased by a Fund generally are valued at their last bid price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. Futures contracts generally are valued based upon the unrealized gain or loss on the contract determined with reference to the first price reported by established futures exchanges after the close of a Fund pricing cycle, or alternatively, with reference to the average price at which futures are bought and sold by a Fund. Options on futures contracts generally are valued with reference to the underlying futures contract. If the market makes a limit move with respect to a particular commodity, the commodity will be valued at fair value by the Advisor using methods established or ratified by the Board.


On days when the Chicago Board of Trade ("CBOT") is closed during its usual business hours, but the shares of a Fund have been purchased, redeemed, and/or exchanged, the portfolio securities held by a Fund which are traded on the CBOT are valued at the earlier of (i) the time of the execution of the last trade of the day for a Fund in those CBOT-traded portfolio securities and (ii) the time of the close of the CBOT Evening Session. On days when the CBOT is closed during its usual business hours and there is no need for a Fund to execute trades on the CBOT, the value of the CBOT-traded portfolio securities held by a Fund will be the mean of the bid and asked prices for those CBOT-traded portfolio securities at the open of the CBOT Evening Session.

OTC securities held by a Fund shall be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. Securities listed on the Nasdaq National Market and Nasdaq SmallCap Market may be valued at the Nasdaq Official Closing Price, which may differ from the last sales price reported. The portfolio securities of a Fund that are listed on national exchanges are taken at the last sales price of such securities on such exchange; if no sales price is reported, the mean of the last bid and asked price is used. For valuation purposes, all assets and liabilities initially expressed in foreign currency values will be converted into U.S. Dollar values at the mean between the bid and the offered quotations of such currencies against U.S. Dollars as last quoted by any recognized dealer. If such quotations are not available, the rate of exchange will be determined in good faith by the Advisor based on guidelines adopted by the Board. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date.


Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Board, which procedures may include the delegation of certain responsibilities regarding valuation to the Advisor or the officers of the Trust. The officers of the Trust report, as necessary, to the Board regarding portfolio valuation determination. The Board, from time to time, will review these methods of valuation and will recommend changes, which may be necessary to assure that the investments of the Funds are valued at fair value.

PURCHASE AND REDEMPTION OF SHARES

MINIMUM INVESTMENT REQUIREMENTS

Shareholders will be informed of any increase in the minimum investment requirements by a new prospectus or a prospectus supplement, in which the new minimum is disclosed. Any request for a redemption (including pursuant to check writing privileges) by an investor whose account balance is (a) below the currently applicable minimum investment, or (b) would be below that minimum as a result of the redemption, will be treated as a request by the investor of a complete redemption of that account. In addition, the Trust may redeem an account whose balance (due in whole or in part to redemptions since the time of last purchase) has fallen below the minimum investment amount applicable at the time of the shareholder's most recent purchase of Fund shares (unless the shareholder brings his or her account value up to the currently applicable minimum investment).

TAX CONSEQUENCES

Note that in the case of a redemption of tax-qualified retirement plans, a withdrawal of amounts from such a plan may have adverse tax consequences. A shareholder contemplating such a withdrawal should consult his or her own tax adviser. Other shareholders should consider the tax consequences of any redemption.

SUSPENSION OF THE RIGHT OF REDEMPTION

The Funds may suspend the right of redemption or the date of payment: (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings), or trading is restricted; (ii) for any period during which an emergency exists so that sales of a Fund's investments or the determination of its NAV is not reasonably practicable; or (iii) for such other periods as the SEC may permit for the protection of a Fund's investors. In cases where Nasdaq, the CME or Chicago Board Options Exchange, or any foreign market where the Funds' securities trade is closed or trading is restricted, a Fund may ask the SEC to permit the right of redemption to be suspended. On any day that any of the securities exchanges on which the Funds' securities trade close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received.

HOLIDAYS


The NYSE, the Federal Reserve Bank of New York, the Nasdaq, the CME, the CBOT, and other U.S. exchanges are closed on weekends and on the following holidays:
(i) New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day (the CBOT and CME will have abbreviated trading schedules), Thanksgiving Day, and Christmas Day; and
(ii) the preceding Friday if any of these holidays falls on a Saturday, or the subsequent Monday if any of these holidays falls on a Sunday. In addition, the U.S. Government bond market is closed on Columbus Day and Veterans' Day. Although the Trust expects the same holiday schedules to be observed in the future, each of the aforementioned exchanges may modify its holiday schedule at any time.


REDEMPTIONS IN-KIND


The Trust intends to pay your redemption proceeds in cash. However, under unusual conditions that make the payment in cash unwise (and for the protection of the remaining shareholders of the Fund) the Trust reserves the right to pay all, or part, of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in-kind). The Trust has elected to be governed by Rule 18f-1 under the 1940 Act under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's NAV during any 90-day period. Although it is highly unlikely that your shares would ever actually be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you.


A-CLASS SHARES - INITIAL SALES CHARGES, REDUCTIONS AND WAIVERS

INITIAL SALES CHARGES / DEALER REALLOWANCES. A-Class Shares of the Funds are sold subject to a front-end sales charge as described in the A-Class Shares Prospectus. The sales charge is used to compensate the Distributor and participating securities dealers for their expenses incurred in connection with the distribution of the Funds' shares. You may also be charged a transaction or other fee by the financial institution managing your account.

Selling dealers are normally reallowed a portion of the sales charge by the Distributor. The following table shows the amount of the front-end sales charge that is reallowed to dealers as a percentage of the offering price of A-Class Shares.

----------------------------------------------------------------------------------------------

AMOUNT OF INVESTMENT                    AUTHORIZED DEALER COMMISSION AS % OF OFFERING PRICE
----------------------------------------------------------------------------------------------
Less than $100,000                                             4.00%
----------------------------------------------------------------------------------------------
$100,000 but less than $250,000                                3.00%
----------------------------------------------------------------------------------------------
$250,000 but less than $500,000                                2.25%
----------------------------------------------------------------------------------------------
$500,000 but less than 1,000,000                               1.20%
----------------------------------------------------------------------------------------------
Greater than 1,000,000                                         1.00%
----------------------------------------------------------------------------------------------

REDUCED SALES CHARGES. You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your securities dealer are responsible for providing sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

RIGHTS OF ACCUMULATION


You may qualify for reduced initial sales charges based upon your existing investment in shares of any Rydex Fund at the time of the proposed purchase. To determine whether or not a reduced initial sales charge applies to a proposed purchase, the Distributor takes into account not only the money which is invested upon such proposed purchase, but also the value of all A-Class and C-Class shares of the Rydex Funds that you own (other than A-Class Shares of the U.S. Government Money Market Fund), calculated at their then current public offering price.


If you qualify for a reduced sales charge, the reduced sales charge applies to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if you already own qualifying A-Class or C-Class shares of any Rydex Fund with a value of $80,000 and wish to invest an additional $40,000 in an A-Class Share of a Fund, the reduced initial sales charge of 4.75% will apply to the full $40,000 purchase and not just to the $20,000 in excess of the $100,000 breakpoint.

To qualify for obtaining the discount applicable to a particular purchase, you or your securities dealer must furnish the Servicer with a list of the account numbers and the names in which your Rydex Fund accounts are registered at the time the purchase is made.

      AGGREGATING ACCOUNTS (GROUP PURCHASES)

      1. To receive a reduced sales charge on A-Class Shares, investments in any A-Class or C-Class share (other than A-Class Shares of the U.S. Government Money Market Fund) made by you, your spouse and your children under the age of 21 may be aggregated if made for your/their own account(s) and:

o trust accounts established by the above individuals. However, if the person(s) who established the trust is/are deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust;

o     solely controlled business accounts;

o     single participant retirement plans; or

o endowments or foundations established and controlled by you or your immediate family.

      2. Investments made by a trustee or other fiduciary for a single trust estate or fiduciary account and multiple-employee benefit plans of a single employer or affiliated employers - provided they are not aggregated with individual accounts - may also be aggregated.

      3. Similarly, investments made for participant accounts of a 403(b) plan that is treated like an employer-sponsored plan, or multiple 403(b) plans of a single employer or affiliated employers, may be aggregated. In addition, investments made for non-profit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation) or any endowments or foundations established and controlled by the organization may be aggregated. Finally, investments made by a common trust fund or other diversified pooled accounts not specifically formed for the purpose of accumulating fund shares may be aggregated.

      SOME ACCOUNTS CANNOT BE AGGREGATED. At the request of certain investment firms, some accounts are set up as "street name" or "nominee" accounts. This means that the investment firm has sole access, and that the Funds have limited access, to the investment firm's clients' account information. Since the Servicer has little or no access to certain nominee or street name account information, these accounts generally may not be aggregated for the purpose of receiving reduced sales charges. Check with your securities dealer to determine if this applies to your account.

LETTERS OF INTENT

You may also pay reduced initial sales charges by indicating on the account application that you intend to provide a Letter of Intent ("LOI"), and then fulfilling the conditions of that LOI.

The LOI confirms the total investment in shares of the Rydex Funds that you intend to make within the next 13 months. By marking the LOI section on the account application and by signing the account application, you indicate that you understand and agree to the terms of the LOI and that you are bound by the provisions described below:

      CALCULATING THE INITIAL SALES CHARGE:

o Each purchase of Fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI (to determine what the applicable public offering price is, look at the sales charge table in the section on "Initial Sales Charges" in the Prospectus).

o It is your responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge.

o The offering price may be further reduced as described below above under "Rights of Accumulation" if the Servicer is advised of all other accounts at the time of the investment.

o Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI.

            CALCULATING THE NUMBER OF SHARES TO BE PURCHASED

o Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period.

o Purchases made more than 90 days before signing an LOI will be applied toward the completion of the LOI based on the value of the shares purchased that is calculated at the public offering price on the effective date of the LOI.

o If you meet the original obligation at any time during the 13-month period, you may revise the intended investment amount upward by submitting a written and signed request. This revision will not change the original expiration date.

o The Servicer will process necessary adjustments upon the expiration or completion date of the LOI.

            FULFILLING THE INTENDED INVESTMENT

o By signing an LOI, you are not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, you will have to pay the increased amount of sales charge.

o To assure compliance with the provisions of the 1940 Act, the Servicer will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share) out of the initial purchase (or subsequent purchases if necessary). All dividends and any capital gain distributions on the escrowed shares will be credited to you. All shares purchased, including those escrowed, will be registered in your name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released.

o If the intended investment is not completed, you will pay the Servicer the difference between the sales charge on the specified amount and the sales charge on the amount actually purchased. If you do not pay such difference within 20 days of the expiration date, you irrevocably appoint the Servicer as your attorney-in-fact to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

            CANCELING THE LOI

o If at any time before completing the LOI Program you wish to cancel the agreement, you must give written notice to the Distributor.

o If at any time before completion the LOI Program you request the Servicer to liquidate or transfer beneficial ownership of your total shares, the LOI will be automatically canceled. If the total amount purchased is less than the amount specified in the LOI, the Servicer will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

SALES CHARGE WAIVERS. The A-Class Shares' initial sales charges will be waived for certain types of investors, as described in the Prospectus.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income and any distributions of net realized capital gains from each of the Funds will be distributed as described in the Funds' Prospectuses under "Dividends and Distributions." Normally, all such distributions of a Fund will automatically be reinvested without charge in additional shares of the same Fund.

FEDERAL TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS

The following is only a summary of certain additional federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the Funds' Prospectuses is not intended as a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

REGULATED INVESTMENT COMPANY ("RIC") STATUS


A fund that qualifies as a RIC will not be subject to federal income taxes on the net investment income and net realized capital gains that the fund distributes to the fund's shareholders. The Funds will seek to qualify for treatment as a regulated investment company (RIC) under the Code. Provided that for each tax year a Fund: (i) meets the requirements to be treated as a RIC (as discussed below); and (ii) distributes at least 90% of the Fund's net investment income for such year (including, for this purpose, net realized short-term capital gains), the Fund itself will not be subject to federal income taxes to the extent the Fund's net investment income and the Fund's net realized capital gains, if any, are distributed to the Fund's shareholders. One of several requirements for RIC qualification is that the Fund must receive at least 90% of the Fund's gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to the Fund's investments in stock, securities, and foreign currencies or the securities of one or more qualified publicly traded partnerships (the "90% Test"). A second requirement for qualification as a RIC is that a Fund must diversify its holdings so that, at the end of each fiscal quarter of the Fund's taxable year: (a) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets are invested in the securities (other than U.S. Government securities or securities of other RICs) of any one issuer or two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses or the securities of one or more qualified publicly traded partnerships (the "Asset Test").

In the event of a failure by a Fund to qualify as a RIC, the Fund would be subject to tax on its taxable income at corporate rates, and the Fund's distributions, to the extent such distributions are derived from the Fund's current or accumulated earnings and profits, would constitute dividends that would be taxable to the shareholders of the Fund as ordinary income. Such distributions would be eligible for the dividends received deduction for corporate shareholders, and for the lower tax rates applicable to qualified dividend income received by individual shareholders, subject to certain limitations. This treatment would also apply to any portion of the distributions that might have been treated in the shareholder's hands as long-term capital gains, as discussed below, had the Fund qualified as a RIC. The Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. If a Fund determines that it will not qualify as a RIC under Subchapter M of the Code, the Fund will establish procedures to reflect the anticipated tax liability in the Fund's net asset value.

Each Fund will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for the year and 98% of its capital gain net income, plus certain other amounts. Each Fund intends to make sufficient distributions, or deemed distributions, to avoid imposition of the excise tax but can make no assurances that all such tax liability will be eliminated.

Each Fund intends to distribute substantially all its net investment income and net realized capital gains to shareholders, at least annually. The distribution of net investment income and net realized capital gains will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares. All or a portion of the net investment income distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets)) to the extent that the Fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (i.e., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States).

In order for some portion of the dividends received by a Fund's shareholder to be qualified dividend income, a Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Fund's shares. Distributions reported to Fund shareholders as long-term capital gains shall be taxable as such (currently at a maximum rate of 15%), regardless of how long the shareholder has owned the shares. Fund shareholders will be notified annually by the Fund as to the federal tax status of all distributions made by the Fund. Distributions may be subject to state and local taxes.

Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.

Shareholders who have not held Fund shares for a full year should be aware that a Fund may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in a Fund.

If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Sales, redemptions and exchanges of Fund shares are generally taxable transactions for federal and state income tax purposes. In general, if you hold your shares as a capital asset, gain or loss realized will be capital in nature and will be classified as long-term or short-term, depending on the length of the time shares have been held.

The Funds will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

All or a portion of any loss realized upon the redemption of Fund shares will be disallowed to the extent that other shares in a Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after a share redemption. Any loss disallowed under these rules will be added to the tax basis in the newly purchased shares. In addition, any loss realized by a shareholder on the disposition of shares held for six months or less is treated as a long-term capital loss to the extent of any distributions of any net long-term capital gains received by the shareholder with respect to such shares.

OPTIONS TRANSACTIONS BY THE FUNDS

If a call option written by a Fund expires, the amount of the premium received by a Fund for the option will be short-term capital gain to a Fund. If such an option is closed by a Fund, any gain or loss realized by a Fund as a result of the closing purchase transaction will be short-term capital gain or loss. If the holder of a call option exercises the holder's right under the option, any gain or loss realized by a Fund upon the sale of the underlying security or underlying futures contract pursuant to such exercise will be short-term or long-term capital gain or loss to a Fund depending on the Fund's holding period for the underlying security or underlying futures contract.

With respect to call options purchased by a Fund, a Fund will realize short-term or long-term capital gain or loss if such option is sold and will realize short-term or long-term capital loss if the option is allowed to expire depending on the Fund's holding period for the call option. If such a call option is exercised, the amount paid by the Fund for the option will be added to the basis of the stock or futures contract so acquired.

Each Fund has available to it a number of elections under the Code concerning the treatment of option transactions for tax purposes. A Fund will utilize the tax treatment that, in a Fund's judgment, will be most favorable to a majority of investors in that Fund. Taxation of these transactions will vary according to the elections made by the Fund. These tax considerations may have an impact on investment decisions made by a Fund.

Each Fund, in its operations, also will utilize options on stock indices. Options on "broad based" stock indices are classified as "nonequity options" under the Code. Gains and losses resulting from the expiration, exercise, or closing of such nonequity options, as well as gains and losses resulting from futures contract transactions, will be treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (hereinafter, "blended gain or loss"). In addition, any nonequity option and futures contract held by a Fund on the last day of a fiscal year will be treated as sold for market value on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss.

The trading strategies of a Fund involving nonequity options on stock indices may constitute "straddle" transactions. "Straddles" may affect the taxation of such instruments and may cause the postponement of recognition of losses incurred in certain closing transactions. Each Fund will also have available a number of elections under the Code concerning the treatment of option transactions for tax purposes. Each such Fund will utilize the tax treatment that, in the Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by a Fund. These tax considerations may have an impact on investment decisions made by a Fund.

A Fund's transactions in certain options, under some circumstances, could preclude a Fund's qualifying for the special tax treatment available to investment companies meeting the requirements of Subchapter M of the Code.

Each Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Fund.

FUND DISTRIBUTIONS

Distributions of investment company taxable income will be taxable to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in additional Shares, to the extent of a Fund's earnings and profits. Each Fund anticipates that it will distribute substantially all of its investment company taxable income for each taxable year.


Each Fund may either retain or distribute to shareholders its excess of net long-term capital gains over net short-term capital losses (net capital gains). If such gains are distributed as a capital gains distribution, they are taxable to shareholders at rates applicable to long-term capital gains regardless of how long the shares were held. If any such gains are retained, a Fund will pay federal income tax thereon, and, if the Fund makes an election, the shareholders will include such undistributed gains in their income, will increase their basis in Fund shares by the difference between the amount of such includable gains and the tax deemed paid by such shareholder and will be able to claim their share of the tax paid by the Fund as a refundable credit.


If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable but will reduce each shareholder's cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold, or exchanged.

Ordinarily, investors should include all dividends as income in the year of payment. However, dividends declared payable to shareholders of record in October, November, or December of one year, but paid in January of the following year, will be deemed for tax purposes to have been received by the shareholder and paid by a Fund in the year in which the dividends were declared.


Investors should be careful to consider the tax implications of purchasing a Fund's shares just prior to the ex-dividend date of any ordinary income dividend or capital gains distributions. Those investments will be taxable on the entire amount of the dividend or distribution received, even though some or all of the amount distributed may have been realized by a Fund prior to the investor's purchase.


Each Fund will provide an annual statement to shareholders describing the federal tax status of distributions paid (or deemed to be paid) by the Fund during the year, including the amount of dividends eligible for the corporate dividends-received deduction and for the reduced tax rates on qualified dividend income.

SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES

The sale, exchange or redemption of a Fund share is generally a taxable event for the shareholder. Generally, if you hold your shares as a capital asset, gain or loss on the sale, exchange or redemption of a Fund share will be capital gain or loss. However, if a shareholder realizes a loss on the sale, exchange or redemption of a Fund share held for six months or less and has previously received a capital gains distribution with respect to the share (or any undistributed net capital gains of the Fund with respect to such share are included in determining the shareholder's long-term capital gains), the shareholder must treat the loss as a long-term capital loss to the extent of the amount of the prior capital gains distribution (or any undistributed net capital gains of the Fund that have been included in determining such shareholder's long-term capital gains). In addition, any loss realized on a sale or other disposition of Fund shares will be disallowed to the extent an investor repurchases (or enters into a contract or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period.

FEDERAL EXCISE TAX


Each Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Fund.


If a Fund fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98% of its capital gain net income (the excess of short and long term capital gains over short and long term capital losses) for the one-year period ending on October 31 of that year (and any retained amount from the prior calendar year), a Fund will be subject to a nondeductible 4% Federal excise tax on undistributed amounts not meeting the 98% threshold. Each Fund intends to make sufficient distributions to avoid triggering the tax, but can give no assurances that its distributions will be sufficient to eliminate all excise taxes.

MASTER-FEEDER STRUCTURE


Each Feeder Fund is a feeder fund in a master-feeder structure. Each Master Fund is taxable for federal income tax purposes as a corporation and each has made an election to be treated as a RIC.

Each Feeder Fund will receive dividend and capital gain distributions from its corresponding Master Fund. Such dividend and capital gain distributions will then be distributed by the Feeder Funds to their respective shareholders.


BACK-UP WITHHOLDING


In certain cases a Fund will be required to withhold and remit to the U.S. Treasury an amount equal to the applicable back-up withholding rate applied to reportable taxable dividends and distributions, as well as the proceeds of any redemptions of Fund shares, paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number (usually the shareholder's social security number); (2) is subject to back-up withholding by the Internal Revenue Service ("IRS"); (3) has failed to provide the Fund with the certifications required by the IRS to document that the shareholder is not subject to back-up withholding; or (4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien).


STATE TAX ISSUES

Each Fund may be subject to tax or taxes in certain states where the Fund does business. Rules of state and local taxation of dividend and capital gains distributions from regulated investment companies often differ from the rules for federal income taxation described above. Shareholders are urged to consult their tax adviser regarding state and local tax rules affecting an investment in Fund shares.


Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by a fund. Investment in Ginnie Mae or Fannie Mae securities, bankers acceptances, commercial paper, and repurchase agreements collateralized by U.S. Government securities do not generally qualify for such tax-fee treatment. The rules on exclusion of this income are different for corporate shareholders.

OTHER INFORMATION

PORTFOLIO HOLDINGS

The Board has approved portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. These policies and procedures, as described below, are designed to ensure that disclosure of portfolio holdings is in the best interests of Fund shareholders, and address conflicts of interest between the interests of Fund shareholders and those of the Funds' Advisor, principal underwriter, or any affiliated person of the Funds, the Advisor, or the principal underwriter.


Information concerning the Funds' portfolio holdings may be disclosed in the ordinary course of business and as frequently as daily, but no earlier than one business day following the date of the information, to (i) certain personnel of those service providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers, and (ii) other personnel of the Advisor and other service providers, such as the Funds' administrator, custodian and fund accountant, who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Fund and/or the terms of the Fund's current registration statement. As of April 1, 2005, Fund portfolio holdings information is disclosed to the following entities as part of ongoing arrangements that serve legitimate business purposes: Morningstar, Lipper, Vickers Stock Research, Thomson Financial, Bloomberg Standard & Poor's and Investor Responsibility Research Center.


The Funds' Chief Compliance Officer, or his or her designee, may also grant exceptions to permit additional disclosure of Fund portfolio holdings information at differing times and with different lag times (the period from the date of the information to the date the information is made available) in instances where the Funds have legitimate business purposes for doing so, it is in the best interests of shareholders, and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information and are required to execute an agreement to that effect. The Board will be informed of any such disclosures at its next regularly scheduled meeting or as soon as is reasonably practicable thereafter. In no event shall the Funds, the Advisor, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Funds' portfolio holdings.


The Board exercises continuing oversight of the disclosure of each Fund's portfolio holdings by (1) overseeing the implementation and enforcement of Portfolio Holdings Disclosure Policies and Procedures, the Code of Ethics, and the Protection of Non-Public Information Policies and Procedures (collectively, the portfolio holdings governing policies) by the Funds' Chief Compliance Officer and the Fund, (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940) that may arise in connection with any portfolio holdings governing policies, and (3) considering whether to approve or ratify any amendment to any portfolio holdings governing policies. The Board and the Funds reserve the right to amend the Policies and Procedures at any time and from time to time without prior notice in their sole discretion. For purposes of the Policies and Procedures, the term "portfolio holdings" means the equity and debt securities (E.G., stocks and bonds) held by a Fund and does not mean the cash investments, derivatives, and other investment positions (collectively, other investment positions) held by a Fund, which are not disclosed.

In addition to the permitted disclosures described above, the Funds must disclose its complete holdings quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC's web site at www.sec.gov.

VOTING RIGHTS

You receive one vote for every full Fund share owned. Each Fund or class of a Fund will vote separately on matters relating solely to that Fund or class. All shares of the Funds are freely transferable.

As a Delaware statutory trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the 1940 Act. However, a meeting may be called by Shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting. Shareholder inquiries can be made by calling 800.820.0888 or 301.296.5100, or by writing to the Trust at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

REPORTING

You will receive the Trust's unaudited financial information and audited financial statements. In addition, the Trust will send you proxy statements and other reports. If you are a customer of a financial institution that has purchased shares of a Fund for your account, you may, depending upon the nature of your account, receive all or a portion of this information directly from your financial institution.

SHAREHOLDER INQUIRIES

You  may  visit  the  Trust's  web  site  at  www.rydexinvestments.com  or  call
800.820.0888 or 301.296.5100 to obtain information on account statements, procedures, and other related information.

INDEX PUBLISHERS


The Rydex Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P") or by Dow Jones. S&P and Dow Jones make no representation or warranty, express or implied, to the owners of the Rydex Funds or any member of the public regarding the advisability of investing in securities generally or in the Rydex Funds particularly or the ability of the S&P Indexes to track general stock market performance. S&P and Dow Jones' only relationship to Rydex Investments is the licensing of certain trademarks and trade names of S&P and of Dow Jones and of the S&P Indexes and Dow Jones Industrial Average SM which is determined, composed and calculated by S&P and Dow Jones, respectively, without regard to Rydex Investments or the Rydex Funds. S&P and Dow Jones have no obligation to take the needs of Rydex Investments or the owners of the Rydex Funds into consideration in determining, composing or calculating the S&P Indexes or the Dow Jones Industrial Average SM, respectively. S&P and Dow Jones are not responsible for and have not participated in the determination of the prices and amount of the Rydex Funds, the timing of the issuance or sale of the Rydex Funds, or in the determination or calculation of the NAV of the Rydex Funds. S&P and Dow Jones have no obligation or liability in connection with the administration, marketing or trading of the Rydex Funds.


S&P AND DOW JONES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P INDEXES OR DOW JONES INDUSTRIAL AVERAGE SM, RESPECTIVELY, OR ANY DATA INCLUDED THEREIN AND S&P AND DOW JONES

SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P AND DOW JONES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY RYDEX INVESTMENTS, OWNERS OF THE RYDEX FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P INDEXES OR DOW JONES INDUSTRIAL AVERAGE SM , RESPECTIVELY, OR ANY DATA INCLUDED THEREIN. S&P AND DOW JONES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P INDEXES OR DOW JONES INDUSTRIAL AVERAGE SM , RESPECTIVELY, OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P OR DOW JONES HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN DOW JONES AND RYDEX INVESTMENTS.

COUNSEL

Morgan, Lewis & Bockius LLP serves as counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND CUSTODIAN

PricewaterhouseCoopers LLP, 250 West Pratt Street, Suite 2100, Baltimore, Maryland 21201, is the independent registered public accounting firm of the Trust and each of the Funds.


U. S. Bank (the "Custodian"), 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the Trust and the Funds under a custody agreement between the Trust and the Custodian. Under the custody agreement, the Custodian holds the portfolio securities of each Fund and keeps all necessary related accounts and records.


FINANCIAL STATEMENTS


The Trust's financial statements for the fiscal year ended December 31, 2005, including notes thereto and the report of PricewaterhouseCoopers LLP are incorporated by reference into this SAI. A copy of the Trust's Annual Report to Shareholders must accompany the delivery of this SAI.

                                   APPENDIX A

                                RYDEX INVESTMENTS
                      PROXY VOTING POLICIES AND PROCEDURES

I.    INTRODUCTION

      PADCO Advisors, Inc. and PADCO Advisors II, Inc., together doing business as Rydex Investments, generally are responsible for voting proxies with respect to securities held in client accounts, including clients registered as investment companies under the Investment Company Act of 1940 ("Funds") and clients that are pension plans ("Plans") subject to the Employee Retirement Income Security Act of 1974 ("ERISA"). This document sets forth Rydex Investments' policies and guidelines with respect to proxy voting and its procedures to comply with SEC Rule 206(4)-6 under the Investment Advisers Act of 1940. Specifically, Rule 206(4)-6 requires that we:

o Adopt and implement written policies and procedures reasonably designed to ensure that we vote client securities in the best interest of clients;

o Disclose to clients how they may obtain information from us about how we voted proxies for their securities; and

o Describe our proxy voting policies and procedures to clients and furnish them a copy of our policies and procedures on request.

II.   PROXY VOTING POLICIES AND PROCEDURES

      A.    Proxy Voting Policies

            Proxies may have economic value and, where Rydex Investments is given responsibility for voting proxies, we must take reasonable steps under the circumstances to ensure that proxies are received and voted in the best long-term economic interests of our clients, which generally means voting proxies with a view to enhancing the value of the shares of stock held in client accounts, considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of the proxy vote. Our authority is initially established by our advisory contracts or comparable documents. Clients, however, may change their proxy voting direction at any time.

            The financial interest of our clients is the primary consideration in determining how proxies should be voted. Any material conflicts of interest between Rydex Investments and our clients with respect to proxy voting are resolved in the best interests of clients, in accordance with the procedures described in Section III below.

      B.    Proxy Voting Procedures

            Rydex Investments utilizes the services of an outside proxy voting firm, Investor Responsibility Research Center, Inc. ("IRRC"), to act as agent for the proxy process, to maintain records on proxy votes for our clients, and to provide independent research on corporate governance, proxy and corporate responsibility issues. In the absence of contrary instructions received from Rydex Investments, IRRC will vote proxies in accordance with the proxy voting guidelines (the "Guidelines") attached as SCHEDULE A hereto, as such Guidelines may be revised from time to time by Rydex Investments' portfolio management group (the "Committee"). Under its arrangement with IRRC, Rydex Investments has agreed to:

o Provide IRRC with a copy of the Guidelines and to inform IRRC promptly of any changes to the Guidelines;

o Deliver to IRRC, on a timely basis, all documents, information and materials necessary to enable IRRC to provide the services contemplated to be performed by it on a timely and efficient basis (such as conveying to IRRC a power of attorney with respect to the services to be provided hereunder and providing IRRC on a timely basis with Rydex Investments' authorized stamp, proxy cards, special voting instructions, authorization letters to custodian banks and any other materials necessary for the performance by IRRC of its duties);

o Provide IRRC with a data file containing portfolio information (such as account numbers, share amounts, and security identifiers such as cusip and/or sedol numbers) on a regular basis; and

o Coordinate with IRRC with respect to the classification of proxy items and for the treatment of items not clearly defined under the Guidelines.

III.  RESOLVING POTENTIAL CONFLICTS OF INTEREST

      The Committee is responsible for identifying potential conflicts of interest in regard to the proxy voting process. Examples of potential conflicts of interest include:

o Managing a pension plan for a company whose management is soliciting proxies;

o Having a material business relationship with a proponent of a proxy proposal in which this business relationship may influence how the proxy vote is cast; and

o Rydex Investments, its employees or affiliates having a business or personal relationship with participants in a proxy contest, corporate directors or candidates for directorships.

      To ensure that all proxies are voted in the best interests of clients and are not the product of any potential conflict of interest, if a potential conflict of interest exists Rydex Investments will instruct IRRC to vote in accordance with the established Guidelines. In the absence of established Guidelines (I.E., in instances where the Guidelines provide for a "case-by-case" review), Rydex Investments may vote a proxy regarding that proposal in any of the following manners:

o REFER PROPOSAL TO THE CLIENT - Rydex Investments may refer the proposal to the client and obtain instructions from the client on how to vote the proxy relating to that proposal.

o OBTAIN CLIENT RATIFICATION - If Rydex Investments is in a position to disclose the conflict to the client (I.E., such information is not confidential), Rydex Investments may determine how it proposes to vote the proposal on which it has a conflict, fully disclose the nature of the conflict to the client, and obtain the client's consent to how Rydex Investments will vote on the proposal (or otherwise obtain instructions from the client on how the proxy on the proposal should be voted).

o USE AN INDEPENDENT THIRD PARTY FOR ALL PROPOSALS - Subject to any client imposed proxy voting policies, Rydex Investments may vote all proposals in a proxy according to the policies of an independent third party, such as IRRC or a similar entity (or to have the third party vote such proxies).

o USE AN INDEPENDENT THIRD PARTY TO VOTE THE SPECIFIC PROPOSALS THAT INVOLVE A CONFLICT - Subject to any client imposed proxy voting policies, Rydex Investments may use an independent third party (such as IRRC) to recommend how the proxy for specific proposals that involve a conflict should be voted (or to have the third party vote such proxies).

IV.   SECURITIES SUBJECT TO LENDING ARRANGEMENTS

      For various legal or administrative reasons, Rydex Investments is often unable to vote securities that are, at the time of such vote, on loan pursuant to a client's securities lending arrangement with the client's custodian. Rydex Investments will refrain from voting such securities where the costs to the client and/or administrative inconvenience of retrieving securities then on loan outweighs the benefit of voting, assuming retrieval under such circumstances is even feasible and/or possible. In certain extraordinary situations, Rydex Investments may seek to have securities then on loan pursuant to such securities lending arrangements retrieved by the client's custodian for voting purposes. This decision will generally be made on a case-by-case basis depending on whether, in Rydex Investments' judgment, the matter to be voted on has critical significance to the potential value of the securities in question, the relative cost and/or administrative inconvenience of retrieving the securities, the significance of the holding and whether the stock is considered a long-term holding. There can be no guarantee that any such securities can be retrieved for such purpose.

V.    SPECIAL ISSUES WITH VOTING FOREIGN PROXIES

      Voting proxies with respect to shares of foreign stocks may involve significantly greater effort and corresponding cost due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Because the cost of voting on a particular proxy proposal could exceed the expected benefit to a client (including an ERISA Plan), Rydex Investments may weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision on whether voting a given proxy proposal is prudent.

VI.   ASSISTANCE WITH FORM N-PX AND PROXY VOTING RECORD

      Rydex Investments shall assist its Fund clients in disclosing the following information on Form N-PX for each proxy matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which Rydex Investments, or IRRC as its agent, voted on the client's behalf by providing the following information to the Fund on a regular quarterly basis within 30 days after the end of the quarter:

      (i)    The name of the issuer of the portfolio security;

      (ii) The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);

      (iii) The Council on Uniform Security Identification Procedures ("CUSIP") number for the portfolio security (if available through reasonably practicable means);

      (iv)   The shareholder meeting date;

      (v)    A brief identification of the matter voted on;

      (vi) Whether the matter was proposed by the issuer or by a security holder;

      (vii) Whether Rydex Investments (or IRRC as its agent) cast the client's vote on the matter;

      (viii) How Rydex Investments (or IRRC as its agent) cast the client's vote (I.E., for or against proposal, or abstain; for or withhold regarding election of directors); and

      (ix) Whether Rydex Investments (or IRRC as its agent) cast the client's vote for or against management.

VII.  DISCLOSURE OF HOW TO OBTAIN VOTING INFORMATION

      On or before August 6, 2003, Rule 206(4)-6 requires Rydex Investments to disclose in response to any client request how the client can obtain information from Rydex Investments on how its securities were voted. Rydex Investments will disclose in Part II of its Form ADV that clients can obtain information on how their securities were voted by making a written request to Rydex Investments. Upon receiving a written request from a client, Rydex Investments will provide the information requested by the client within a reasonable amount of time.

      Rule 206(4)-6 also requires Rydex Investments to describe its proxy voting policies and procedures to clients, and upon request, to provide clients with a copy of those policies and procedures. Rydex Investments will provide such a description in Part II of its Form ADV. Upon receiving a written request from a client, Rydex Investments will provide a copy of this policy within a reasonable amount of time.

      If approved by the client, this policy and any requested records may be provided electronically.

VIII. RECORDKEEPING

      Rydex Investments shall keep the following records for a period of at least five years, the first two in an easily accessible place:

      (i)   A copy of this Policy;

      (ii)  Proxy Statements received regarding client securities;

      (iii) Records of votes cast on behalf of clients;

      (iv) Any documents prepared by Rydex Investments that were material to making a decision how to vote, or that memorialized the basis for the decision; and

      (v)   Records of client requests for proxy voting information.

      With respect to Rydex Investments' Fund clients, each Fund shall maintain a copy of each of the records that is related to proxy votes on behalf of the Fund by Rydex Investments. Additionally, Rydex Investments may keep Fund client records as part of Rydex Investments' records.

      Rydex Investments may rely on proxy statements filed on the SEC's EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by Rydex Investments that are maintained with a third party, such as IRRC, provided that Rydex Investments has obtained an undertaking from the third party to provide a copy of the documents promptly upon request.

                                   SCHEDULE A
                                       TO
                                RYDEX INVESTMENTS
                      PROXY VOTING POLICIES AND PROCEDURES

                             PROXY VOTING GUIDELINES

Rydex Investments believes that management is generally in the best position to make decisions that are essential to the ongoing operation of the company and which are not expected to have a major impact on the corporation and its shareholders. Accordingly, Rydex Investments will generally vote with management on "routine items" of a corporate administrative nature. Rydex Investments will generally review all "non-routine items" (I.E., those items having the potential for major economic impact on the corporation and the long-term value of its shares) on a case-by-case basis.

BOARD OF DIRECTORS
A.  Director Nominees in Uncontested Elections                               Vote With Mgt.
B.  Chairman and CEO is the Same Person                                      Vote With Mgt.
C.  Majority of Independent Directors                                        Vote With Mgt.
D.  Stock Ownership Requirements                                             Vote With Mgt.
E.  Limit Tenure of Outside Directors                                        Vote With Mgt.
F.  Director and Officer Indemnification and Liability Protection            Vote With Mgt.
G.  Eliminate or Restrict Charitable Contributions                           Vote With Mgt.

PROXY CONTESTS

A.  Voting for Director Nominees in Contested Election                       Vote With Mgt.
B.  Reimburse Proxy Solicitation                                             Vote With Mgt.

AUDITORS

A.  Ratifying Auditors                                                       Vote With Mgt.

PROXY CONTEST DEFENSES

A.  Board Structure - Classified Board                                       Vote With Mgt.
B.  Cumulative Voting                                                        Vote With Mgt.
C.  Shareholder Ability to Call Special Meetings                             Vote With Mgt.

TENDER OFFER DEFENSES

A.  Submit Poison Pill for shareholder ratification                          Case-by-Case
B.  Fair Price Provisions                                                    Vote With Mgt.
C.  Supermajority Shareholder Vote Requirement                               Vote With Mgt.
        To Amend the Charter or Bylaws
D.  Supermajority Shareholder Vote Requirement                               Vote With Mgt.

MISCELLANEOUS GOVERNANCE PROVISIONS
A.  Confidential Voting                                                      Vote With Mgt.
B.  Equal Access                                                             Vote With Mgt.
C.  Bundled Proposals                                                        Vote With Mgt.

CAPITAL STRUCTURE

A.  Common Stock Authorization                                               Vote With Mgt.
B.  Stock Splits                                                             Vote With Mgt.
C.  Reverse Stock Splits                                                     Vote With Mgt.
D.  Preemptive Rights                                                        Vote With Mgt.
E.  Share Repurchase Programs                                                Vote With Mgt.

EXECUTIVE AND DIRECTOR COMPENSATION

A.  Shareholder Proposals to Limit Executive and                             Case-by-Case
         Directors Pay
B.  Shareholder Ratification of Golden and Tin Parachutes                    Vote With Mgt.
C.  Employee Stock Ownership Plans                                           Vote With Mgt.
D.  401(k) Employee Benefit Plans                                            Vote With Mgt.

STATE OF INCORPORATION

A.  Voting on State Takeover Plans                                           Vote With Mgt.
B.  Voting on Reincorporation Proposals                                      Vote With Mgt.

MERGERS AND CORPORATE RESTRUCTURINGS

A.  Mergers and Acquisitions                                                 Case-by-Case
B.  Corporate Restructuring                                                  Vote With Mgt.
C.  Spin-Offs                                                                Vote With Mgt.
D.  Liquidations                                                             Vote With Mgt.

SOCIAL AND ENVIRONMENTAL ISSUES

A.  Issues with Social/Moral Implications                                    Vote With Mgt.

                            PART C: OTHER INFORMATION

ITEM 23.      EXHIBITS:
--------      ---------


(a)(1) Amended and Restated Certificate of Trust of Rydex Dynamic Funds (the "Registrant" or the "Trust") dated November 23, 1999 is incorporated herein by reference to Exhibit (a)(3) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement, as filed with the U.S. Securities and Exchange Commission (the "SEC") on November 24,1999.

(a)(2) Amended and Restated Declaration of Trust of the Registrant dated November 23, 1999 is incorporated herein by reference to Exhibit
              (a)(4) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement, as filed with the SEC on November 24, 1999.

(a)(3) Amendment dated November 21, 2005 to the Amended and Restated Declaration of Trust of the Registrant dated November 23, 1999 is incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 11 to the Registrant's Registration Statement, as filed with the SEC on February 16, 2006.

(b) Amended and Restated By-Laws of the Registrant are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 11 to the Registrant's Registration Statement, as filed with the SEC on February 16, 2006.


(c)           Not Applicable.


(d)(1) Advisory Agreement dated April 30, 2004 between the Registrant and PADCO Advisors, Inc. is incorporated herein by reference to Exhibit (d) of Post-Effective Amendment No. 10 to the Registrant's Registration Statement, as filed with the SEC on May 2, 2005.

(d)(2) Amendment dated February 17, 2006 to the Advisory Agreement dated April 30, 2004 between the Registrant and PADCO Advisors, Inc., is filed herewith.

(e) Distribution Agreement dated December 16, 2003 between the Registrant and Rydex Distributors, Inc. is incorporated herein by reference to Exhibit (e) of Post-Effective Amendment No. 10 to the Registrant's Registration Statement, as filed with the SEC on May 2, 2005.


(f)           Not Applicable.


(g) Custody Agreement dated January 18, 2000 between the Registrant and Firstar Bank, N.A. is incorporated herein by reference to Exhibit (g) of Post-Effective Amendment No. 10 to the Registrant's Registration Statement, as filed with the SEC on May 2, 2005.

(h)(1) Amended and Restated Service Agreement dated November 15, 2004 between the Registrant and Rydex Fund Services, Inc. is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 10 to the Registrant's Registration Statement, as filed with the SEC on May 2, 2005.

(h)(2) Amendment dated February 17, 2006 to the Amended and Restated Service Agreement dated November 15, 2004 between the Registrant and Rydex Fund Services, Inc., is filed herewith.

(h)(3) Accounting Services Agreement dated May 1, 2000 between the Registrant and PADCO Service Company, Inc., d/b/a Rydex Fund Services, Inc. is incorporated herein by reference to Exhibit
              (h)(2) of Post-Effective Amendment No. 3 to the Registrant's Registration Statement, as filed with the SEC on April 30, 2001.

(h)(4) Amendment dated November 10, 2003 to the Accounting Services Agreement dated May 1, 2000 between the Registrant and Rydex Fund Services, Inc. is incorporated herein by reference to Exhibit
              (h)(5) of Post-Effective Amendment No. 9 to the Registrant's Registration Statement, as filed with the SEC on April 26, 2004.

(h)(5) Amendment dated February 17, 2006 to the Accounting Services Agreement dated May 1, 2000 between the Registrant and Rydex Fund Services, Inc., is filed herewith.


(i) Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, is filed herewith.


(j)           Consent  of  Independent   Registered   Public   Accounting  Firm,
              PricewaterhouseCoopers LLP, is filed herewith.


(k)           Not Applicable.

(l)           Not Applicable.


(m)(1) A-Class and H-Class Distribution Plan dated February 25, 2000 is incorporated herein by reference to Exhibit (m) of Post-Effective Amendment No. 3 to the Registrant's Registration Statement, as filed with the SEC on April 30, 2001.

(m)(2) Amendment dated February 17, 2006 to the A-Class and H-Class Distribution Plan dated February 25, 2000, is filed herewith.

(m)(3) C-Class Distribution and Shareholder Services Plan dated August 28, 2000 is incorporated herein by reference to Exhibit (m)(1) of Post-Effective Amendment No. 3 to the Registrant's Registration Statement, as filed with the SEC on April 30, 2001.

(m)(4)        Amendment dated February 17, 2006 to the C-Class  Distribution and
              Shareholder   Services  Plan  dated  August  28,  2000,  is  filed
              herewith.

(n)(1) Rule 18f-3 Multiple Class Plan dated August 28, 2000 is incorporated herein by reference to Exhibit (e) of Post-Effective Amendment No. 3 to the Registrant's Registration Statement, as filed with the SEC on April 27, 2001.

(n)(2) Amendment dated November 14, 2000 to the Rule 18f-3 Multiple Class Plan dated August 28, 2000 is incorporated herein by reference to Exhibit (n)(2) of Post-Effective Amendment No. 10 to the Registrant's Registration Statement, as filed with the SEC on May 2, 2005.

(n)(3) Amendment dated March 2, 2001 to the Rule 18f-3 Multiple Class Plan dated August 28, 2000 is incorporated herein by reference to Exhibit (n)(3) of Post-Effective Amendment No. 10 to the Registrant's Registration Statement, as filed with the SEC on May 2, 2005.

(n)(4) Amendment dated November 18, 2002 to the Rule 18f-3 Multiple Class Plan dated August 28, 2000 is incorporated herein by reference to Exhibit (n)(4) of Post-Effective Amendment No. 10 to the Registrant's Registration Statement, as filed with the SEC on May 2, 2005.

(n)(5) Amendment dated November 10, 2003 to the Rule 18f-3 Multiple Class Plan dated August 28, 2000 is incorporated herein by reference to Exhibit (n)(2) of Post-Effective Amendment No. 9 to the
              Registrant's Registration Statement, as filed with the SEC on April 26, 2004.

(n)(6) Amendment dated February 17, 2006 to the Rule 18f-3 Multiple Class Plan dated August 28, 2000, is filed herewith.


(o)           Not Applicable.


(p) Combined Code of Ethics for the Registrant, Rydex Series Funds, Rydex Variable Trust, Rydex ETF Trust, Rydex Capital Partners SPhinX Fund, PADCO Advisors, Inc. d/b/a Rydex Investments, PADCO Advisors II, Inc. d/b/a Rydex Investments, Rydex Capital Partners I, LLC, Rydex Capital Partners II, LLC, Rydex Distributors, Inc. and Rydex Fund Services, Inc. is incorporated herein by reference to exhibit (p) of Post-Effective Amendment No. 5 to Rydex ETF Trust's Registration Statement (File Nos. 811-21261 and 333-101625), as filed with the SEC on December 15, 2005.

(q) Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, Rydex ETF Trust and Rydex Capital Partners SPhinX Fund Powers of Attorney for Werner E. Keller, Thomas F. Lydon, Corey A. Colehour,
              J. Kenneth Dalton, John O. Demaret, Patrick T. McCarville, and Roger Somers are incorporated by reference to exhibit (q) of Post-Effective Amendment No. 5 to Rydex ETF Trust's Registration Statement (File Nos. 811-21261 and 333-101625), as filed with the SEC on December 15, 2005.


ITEM 24.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Not Applicable.

ITEM 25.      INDEMNIFICATION


The Registrant is organized as a Delaware business trust and is operated pursuant to an Amended and Restated Declaration of Trust, dated as of November 23, 1999 (the "Declaration of Trust"), that permits the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Declaration of Trust of the Registrant provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:


      (a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders which was the result of any willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties;

      (b) officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust; and

      (c) expenses of any suit or proceeding will be paid in advance only if the persons who will benefit by such advance undertake to repay the expenses unless it subsequently is determined that such persons are entitled to indemnification.

The Declaration of Trust of the Registrant provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

ITEM 26.    BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER


Any other business, profession, vocation or employment of a substantial nature in which each director or principal officer of the Advisor is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows: PADCO Advisors Inc., d/b/a Rydex Investments, (the "Advisor") is the investment adviser for the Trust. The principal address of the Advisor is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. The Advisor is an investment adviser registered under the Investment Advisers Act of 1940.

---------------------------------------------------------------------------------------------------
          NAME             POSITION WITH ADVISOR                       OTHER BUSINESS
---------------------------------------------------------------------------------------------------
 Carl G. Verboncoeur      Chief Executive Officer        Director of ICI Mutual Insurance
                          (CEO) and Treasurer            Company
                                                         ------------------------------------------
                                                         President, CEO and Treasurer of Rydex
                                                         Fund Services, Inc.
                                                         ------------------------------------------
                                                         CEO and Treasurer of PADCO Advisors II,
                                                         Inc.
                                                         ------------------------------------------
                                                         Executive Vice President and Treasurer
                                                         of Rydex Capital Partners I, LLC
                                                         ------------------------------------------
                                                         Executive Vice President and Treasurer
                                                         of Rydex Capital Partners II, LLC
                                                         ------------------------------------------
                                                         President and Trustee of Rydex Series
                                                         Funds
                                                         ------------------------------------------
                                                         President and Trustee of Rydex Dynamic
                                                         Funds
                                                         ------------------------------------------
                                                         President and Trustee of Rydex Variable
                                                         Trust
                                                         ------------------------------------------
                                                         President and Trustee of Rydex ETF Trust
                                                         ------------------------------------------
                                                         Vice President and Trustee of Rydex
                                                         Capital Partners SPhinX Fund
                                                         ------------------------------------------
                                                         President, CEO and Treasurer of Rydex
                                                         Distributors, Inc.
---------------------------------------------------------------------------------------------------
 Michael P. Byrum         President and Secretary        Executive Vice President and Secretary
                                                         of Rydex Fund Services, Inc.
                                                         ------------------------------------------
                                                         President and Secretary of PADCO
                                                         Advisors II, Inc.
                                                         ------------------------------------------
                                                         President and Secretary of Rydex Capital
                                                         Partners I, LLC
                                                         ------------------------------------------
                                                         President and Secretary of Rydex Capital
                                                         Partners II, LLC
                                                         ------------------------------------------
                                                         Trustee and Vice President of Rydex
                                                         Series Funds
                                                         ------------------------------------------
                                                         Trustee and Vice President of Rydex
                                                         Dynamic Funds
                                                         ------------------------------------------
                                                         Trustee and Vice President of Rydex
                                                         Variable Trust
                                                         ------------------------------------------
                                                         Trustee and Vice President of Rydex ETF
                                                         Trust
                                                         ------------------------------------------
                                                         Trustee and President of Rydex Capital
                                                         Partners SPhinX Fund
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
          NAME             POSITION WITH ADVISOR                       OTHER BUSINESS
---------------------------------------------------------------------------------------------------
 Joanna M. Haigney        Vice President of              Vice President of Compliance of PADCO
                          Compliance                     Advisors II, Inc.
                                                         ------------------------------------------
                                                         Chief Compliance Officer and Secretary
                                                         of Rydex Series Funds
                                                         ------------------------------------------
                                                         Chief Compliance Officer and Secretary
                                                         of Rydex Dynamic Funds
                                                         ------------------------------------------
                                                         Chief Compliance Officer and Secretary
                                                         of Rydex ETF Trust
                                                         ------------------------------------------
                                                         Chief Compliance Officer and Secretary
                                                         of Rydex Variable Trust
                                                         ------------------------------------------
                                                         Chief Compliance Officer and Secretary
                                                         of Rydex Capital Partners
                                                         SPhinX Fund
                                                         ------------------------------------------
                                                         Vice President of Rydex Fund Services,
                                                         Inc.
---------------------------------------------------------------------------------------------------
 Jean M. Dahl             Director                       Director and Employee of Dynamic
                                                         Holdings, Inc.
                                                         ------------------------------------------
                                                         Director of PADCO Advisors II, Inc.
                                                         ------------------------------------------
                                                         Director of Rydex Distributors, Inc.
                                                         ------------------------------------------
                                                         Director of Rydex Fund Services, Inc.
                                                         ------------------------------------------
                                                         Director of Viragh Family Foundation,
                                                         Inc.
---------------------------------------------------------------------------------------------------
 Katherine A. Viragh      Director                       Trustee of 1997/2002 Irrevocable Trust
                                                         for Family of Skip Viragh
                                                         ------------------------------------------
                                                         Trustee of 2000/2002 Irrevocable Trust
                                                         for Family of Skip Viragh
                                                         ------------------------------------------
                                                         Trustee of 2002 Irrevocable Trust for
                                                         Becky Alexander
                                                         ------------------------------------------
                                                         Trustee of 2003 Dynamic Irrevocable Trust
                                                         ------------------------------------------
                                                         Trustee of 2003 Irrevocable Trust for
                                                         Family of Skip Viragh
                                                         ------------------------------------------
                                                         Manager of Blonde Shelters, LLC
                                                         ------------------------------------------
                                                         Director and Employee of Dynamic
                                                         Holdings, Inc.
                                                         ------------------------------------------
                                                         Director of PADCO Advisors II, Inc.
                                                         ------------------------------------------
                                                         Limited Partner of PADCO Partners, LLLP
                                                         ------------------------------------------
                                                         Director of Rydex Distributors, Inc.
                                                         ------------------------------------------
                                                         Director of Rydex Fund Services, Inc.
                                                         ------------------------------------------
                                                         Trustee of Spring Hill College
                                                         ------------------------------------------
                                                         Director and Treasurer of Viragh Family
                                                         Foundation, Inc.
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
          NAME             POSITION WITH ADVISOR                       OTHER BUSINESS
---------------------------------------------------------------------------------------------------
 Mark S. Viragh           Director                       Director and Employee of Dynamic
                                                         Holdings, Inc.
                                                         ------------------------------------------
                                                         Director of PADCO Advisors II, Inc.
                                                         ------------------------------------------
                                                         Director of Rydex Distributors, Inc.
                                                         ------------------------------------------
                                                         Director of Rydex Fund Services, Inc.
                                                         ------------------------------------------
                                                         President and Director of Viragh Family
                                                         Foundation, Inc.
                                                         ------------------------------------------
                                                         Trustee of 1997/2002 Irrevocable Trust
                                                         for Family of Skip Viragh
                                                         ------------------------------------------
                                                         Trustee of 2000/2002 Irrevocable Trust
                                                         for Family of Skip Viragh
                                                         ------------------------------------------
                                                         Trustee of 2002 Irrevocable Trust for
                                                         Becky Alexander
                                                         ------------------------------------------
                                                         Trustee of 2003 Dynamic Irrevocable
                                                         Trust
                                                         ------------------------------------------
                                                         Trustee of 2003 Irrevocable Trust for
                                                         Family of Skip Viragh
---------------------------------------------------------------------------------------------------
 Robert J. Viragh         Director                       Employee of Dynamic Holdings Inc.
                                                         ------------------------------------------
                                                         Director of PADCO Advisors II, Inc.
                                                         ------------------------------------------
                                                         Director of Rydex Distributors, Inc.
                                                         ------------------------------------------
                                                         Director of Rydex Fund Services, Inc.
                                                         ------------------------------------------
                                                         Director of Viragh Family Foundation,
                                                         Inc.
---------------------------------------------------------------------------------------------------

Additional information as to any other business, profession, vocation or employment of a substantial nature engaged in by each such officer and director is included in the Trust's Statement of Additional Information.


ITEM 27.      PRINCIPAL UNDERWRITERS


(a) Rydex Distributors, Inc. (formerly, PADCO Financial Services, Inc.) serves as the principal underwriter for the Registrant, Rydex Series Funds, Rydex Variable Trust, Rydex Capital Partners SPhinX Fund and Rydex ETF Trust.


(b) The following information is furnished with respect to the directors and officers of Rydex Distributors, Inc.


-------------------------------------------------------------------------------------------------------
       NAME AND PRINCIPAL                  POSITIONS AND                          POSITIONS AND
        BUSINESS ADDRESS              OFFICES WITH UNDERWRITER               OFFICES WITH REGISTRANT
-------------------------------------------------------------------------------------------------------
Carl G. Verboncoeur            CEO, President and Treasurer             President and Trustee
-------------------------------------------------------------------------------------------------------
Kevin Farragher                Senior Vice President, Secretary         None
                               and Chief Compliance Officer
-------------------------------------------------------------------------------------------------------
Peter Brophy                   Vice President and                       None
                               Chief Financial Officer
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
       NAME AND PRINCIPAL                  POSITIONS AND                          POSITIONS AND
        BUSINESS ADDRESS              OFFICES WITH UNDERWRITER               OFFICES WITH REGISTRANT
-------------------------------------------------------------------------------------------------------
Joseph Yoon                      Assistant Secretary                       None
-------------------------------------------------------------------------------------------------------
Jean M. Dahl                     Director                                  None
-------------------------------------------------------------------------------------------------------
Katherine A. Viragh              Director                                  None
-------------------------------------------------------------------------------------------------------
Mark Stephen Viragh              Director                                  None
-------------------------------------------------------------------------------------------------------
Robert J. Viragh                 Director                                  None
-------------------------------------------------------------------------------------------------------


ITEM 28.      LOCATION OF ACCOUNTS AND RECORDS

All accounts,  books,  and records  required to be  maintained  and preserved by
Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 and 31a-2 thereunder, will be kept by the Registrant at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

ITEM 29.      MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Parts A and B.

ITEM 30.      UNDERTAKINGS

None.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 12 to Registration Statement 333-84797 to be signed on its behalf by the undersigned, duly authorized, in the City of Rockville, State of Maryland on this 28th day of April, 2006.


                                                 RYDEX DYNAMIC FUNDS



                                                 /s/ Carl G. Verboncoeur
                                                 -----------------------
                                                 Carl G. Verboncoeur
                                                 President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 12 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                           TITLE                                       DATE
---------                           -----                                       ----
/s/ Carl G. Verboncoeur             President and Chief Executive Officer       April 28, 2006
---------------------------
Carl G. Verboncoeur

         *                          Member of the Board of Trustees             April 28, 2006
---------------------------
J.Kenneth Dalton

         *                          Member of the Board of Trustees             April 28, 2006
---------------------------
John O.  Demaret

         *                          Member of the Board of Trustees             April 28, 2006
---------------------------
Patrick T. McCarville

         *                          Member of the Board of Trustees             April 28, 2006
---------------------------
Roger Somers

         *                          Member of the Board of Trustees             April 28, 2006
---------------------------
Corey A. Colehour

/s/ Michael P. Byrum                Member of the Board of Trustees             April 28, 2006
---------------------------
Michael P. Byrum

         *                          Member of the Board of Trustees             April 28, 2006
---------------------------
Werner E. Keller

         *                          Member of the Board of Trustees             April 28, 2006
---------------------------
Thomas F. Lydon

/s/ Nick Bonos                      Vice President and Treasurer                April 28, 2006
---------------------------
Nick Bonos

* /s/ Carl G. Verboncoeur
---------------------------

  Carl G. Verboncoeur, Attorney-in-Fact, pursuant to powers of attorney for Werner E. Keller, Thomas F. Lydon, Corey A. Colehour, J. Kenneth Dalton, John
  O. Demaret, Patrick T. McCarville, and Roger Somers which are incorporated herein by reference to exhibit (q) of Post-Effective Amendment No. 5 to Rydex ETF Trust's Registration Statement (File Nos. 811-21261 and 333-101625), as filed with the SEC on December 15, 2005.

                                  EXHIBIT INDEX

NUMBER        EXHIBIT:
------        --------


EX-99.D2 Amendment dated February 17, 2006 to the Advisory Agreement dated April 30, 2004 between the Registrant and PADCO Advisors, Inc.

EX-99.H2 Amendment dated February 17, 2006 to the Amended and Restated Service Agreement dated November 15, 2004 between the Registrant and Rydex Fund Services, Inc.

EX-99.H5 Amendment dated February 17, 2006 to the Accounting Services Agreement dated May 1, 2000 between the Registrant and Rydex Fund Services, Inc.

EX-99.I       Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP

EX-99.J       Consent  of  Independent   Registered   Public   Accounting  Firm,
              PricewaterhouseCoopers LLP

EX-99.M2 Amendment dated February 17, 2006 to the A-Class and H-Class Distribution Plan dated February 25, 2000

EC-99.M4 Amendment dated February 17, 2006 to the C-Class Distribution and Shareholder Services Plan dated August 28, 2000

EX-99.N6 Amendment dated February 17, 2006 to the Rule 18f-3 Multiple Class Plan dated August 28, 2000